     As filed with the Securities and Exchange Commission on April 27, 2004


                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
         Pre-Effective Amendment No.
                                     ---                                    ---


         Post-Effective Amendment No. 56                                     X
                                     ---                                    ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                            ---
         Amendment No. 52

                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
                                -----------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                    Copy to:

     P. Michelle Grace, Esq.                   Martha J. Hays, Esq.
     A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll LLP
     11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
     Houston, Texas 77046                      Philadelphia, Pennsylvania  19103-7599
     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
---

 X   on April 30, 2004 pursuant to paragraph (b)
---

      60 days after filing pursuant to paragraph (a)(1)
---
     on (date) pursuant to paragraph (a)(1)
---
     75 days after filing pursuant to paragraph (a)(2)
---
     on (date) pursuant to paragraph (a)(2)
---

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                                                  AIM AGGRESSIVE ALLOCATION FUND


                                                                     PROSPECTUS
                                                                 APRIL 30, 2004

AIM Aggressive Allocation Fund seeks long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 95% of its total assets in equity funds including 25% in global equity or international funds, and 5% of its assets in fixed income funds. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.



    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.


    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    An underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.



    The value of an underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund.



    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.


    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.00%     0.00%     0.00%     0.00%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.65      0.65      0.65      0.65

Total Annual Fund
Operating Expenses                          1.00      1.65      1.65      1.15

Fee Waiver(6)                               0.48      0.48      0.48      0.48

Net Annual Fund Operating Expenses          0.52      1.17      1.17      0.67

Estimated Indirect Expenses of Underlying
Funds(7)                                    1.03      1.03      1.03      1.03

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds                                       1.55      2.20      2.20      1.70
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses are based on estimated average assets for the current fiscal year.

(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(7) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $699        $1,108
Class B                                                          723         1,087
Class C                                                          323           787
Class R                                                          173           636
-----------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $699        $1,108
Class B                                                          223           787
Class C                                                          223           787
Class R                                                          173           636
-----------------------------------------------------------------------------------

                        --------------------------------
                         AIM AGGRESSIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


A team of professionals determines the asset class allocation, underlying fund selections and target weightings for the fund. The fund is not actively managed and does not have a portfolio manager. The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Aggressive Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist of capital gains.


DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Aggressive Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------


AIMinvestments.com     AAL-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                            AIM BASIC VALUE FUND



                                                                     PROSPECTUS


                                                                 APRIL 30, 2004



AIM Basic Value Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------


This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.



As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.



An investment in the fund:


- is not FDIC insured;


- may lose value; and


- is not guaranteed by a bank.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading                                          A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among equity securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   15.12%
1997...................................................................   27.23%
1998...................................................................    7.02%
1999...................................................................   32.04%
2000...................................................................   20.25%
2001...................................................................    0.13%
2002...................................................................  -23.14%
2003...................................................................   33.76%




    The Class A shares' year-to-date total return as of March 31, 2004 was 3.22%.



    During the periods shown in the bar chart, the highest quarterly return was 21.10% (quarter ended June 30, 1999) and the lowest quarterly return was -20.82% (quarter ended September 30, 2002).

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2003)              1 YEAR     5 YEARS    INCEPTION        DATE
------------------------------------------------------------------------------
Class A                                                              10/18/95
  Return Before Taxes             26.42%     9.08%       12.88%
  Return After Taxes on
    Distributions                 26.42      8.97        12.31
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                   17.17      7.83        11.09
Class B                                                              10/18/95
  Return Before Taxes             27.95      9.33        12.96
Class C                                                              05/03/99
  Return Before Taxes             31.90       N/A         6.40
Class R(1)                                                           10/18/95(1)
  Return Before Taxes             33.52     10.15        13.49
------------------------------------------------------------------------------
S&P 500(2)                        28.67     -0.57        10.01(5)    10/31/95(5)
Russell 1000--Registered
  Trademark-- Value Index(3)      30.03      3.56        11.54(5)    10/31/95(5)
Lipper Large-Cap Value Fund
  Index(4)                        28.00      1.20         9.32(5)    10/31/95(5)
------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.


(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and Since Inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(3) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with the lower price-to-book ratios and lower forecasted growth values.


(4) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.


(5) The average annual total return given is since the month end closest to the inception date of the classes with the longest performance history.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.66%     0.66%     0.66%     0.66%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses                              0.33      0.33      0.33      0.33

Total Annual Fund
Operating Expenses                          1.34      1.99      1.99      1.49
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $679     $951     $1,244     $2,074
Class B                                      702      924      1,273      2,149
Class C                                      302      624      1,073      2,317
Class R                                      152      471        813      1,779
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $679     $951     $1,244     $2,074
Class B                                      202      624      1,073      2,149
Class C                                      202      624      1,073      2,317
Class R                                      152      471        813      1,779
--------------------------------------------------------------------------------

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2003, the advisor received compensation of 0.66% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.



    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                         CLASS A
                                     -------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------
                                        2003               2002               2001             2000           1999
                                     ----------         ----------         ----------        --------        -------
Net asset value, beginning of
  period                             $    21.86         $    28.44         $    28.41        $  23.84        $ 18.13
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.06)             (0.04)(a)          (0.02)(a)        0.06           0.05(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.44              (6.54)              0.06            4.74           5.75
====================================================================================================================
    Total from investment
      operations                           7.38              (6.58)              0.04            4.80           5.80
====================================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --               0.00               0.00           (0.03)          0.00
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --               0.00              (0.01)          (0.20)         (0.09)
====================================================================================================================
    Total distributions                      --               0.00              (0.01)          (0.23)         (0.09)
====================================================================================================================
Net asset value, end of period       $    29.24         $    21.86         $    28.44        $  28.41        $ 23.84
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                           33.76%            (23.14)%             0.16%          20.20%         32.04%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $3,812,300         $2,534,964         $2,066,536        $448,668        $70,791
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net
  assets                                   1.34%(c)           1.33%              1.30%           1.32%          1.69%(d)
====================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.28)%(c)         (0.17)%            (0.05)%          0.49%          0.23%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                      20%                30%                20%             56%            63%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $2,994,657,284.


(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.71% for the year ended December 31, 1999.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                         CLASS B
                                     -------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------
                                        2003               2002               2001             2000           1999
                                     ----------         ----------         ----------        --------        -------
Net asset value, beginning of
  period                             $    20.91         $    27.38         $    27.54        $  23.23        $ 17.79
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.21)             (0.20)(a)          (0.19)(a)       (0.02)         (0.09)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.10              (6.27)              0.04            4.53           5.62
====================================================================================================================
    Total from investment
      operations                           6.89              (6.47)             (0.15)           4.51           5.53
====================================================================================================================
Less distributions from net
  realized gains                             --               0.00              (0.01)          (0.20)         (0.09)
====================================================================================================================
Net asset value, end of period       $    27.80         $    20.91         $    27.38        $  27.54        $ 23.23
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                           32.95%            (23.63)%            (0.53)%         19.47%         31.13%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,946,590         $1,498,499         $1,538,292        $241,157        $55,785
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net
  assets                                   1.99%(c)           1.98%              1.95%           1.97%          2.34%(d)
====================================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.93)%(c)         (0.82)%            (0.70)%         (0.16)%        (0.42)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                      20%                30%                20%             56%            63%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $1,619,407,558.


(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the year ended December 31, 1999.




                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                                                                                    (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,                      COMMENCED) TO
                                                     -----------------------------------------------------------    DECEMBER 31,
                                                       2003             2002             2001             2000        1999
                                                     --------         --------         --------         --------    -------------
Net asset value, beginning of period                 $  20.91         $  27.38         $  27.54         $  23.23       $21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.21)           (0.20)(a)        (0.19)(a)        (0.02)       (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      7.09            (6.27)            0.04             4.53         2.31
=================================================================================================================================
    Total from investment operations                     6.88            (6.47)           (0.15)            4.51         2.25
=================================================================================================================================
Less distributions from net realized gains                 --             0.00            (0.01)           (0.20)       (0.09)
=================================================================================================================================
Net asset value, end of period                       $  27.79         $  20.91         $  27.38         $  27.54       $23.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         32.90%          (23.63)%          (0.53)%          19.47%       10.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $667,412         $518,575         $566,627         $193,863       $7,669
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.99%(c)         1.98%            1.95%            1.97%        2.34%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.93)%(c)       (0.82)%          (0.70)%          (0.16)%      (0.42)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 20%              30%              20%              56%          63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $554,863,501.


(d) Annualized


(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the period ended December 31, 1999.


(f) Not annualized for periods less than one year.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                          CLASS R
                                                              --------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
                                                              ------------       -------------
Net asset value, beginning of period                            $ 21.84             $ 27.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)              (0.05)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.38               (5.65)
==============================================================================================
    Total from investment operations                               7.32               (5.70)
==============================================================================================
Net asset value, end of period                                  $ 29.16             $ 21.84
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   33.52%             (20.70)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,097             $ 1,421
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.49%(c)            1.54%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)          (0.37)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           20%                 30%
______________________________________________________________________________________________
==============================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $5,546,977.


(d) Annualized


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

    OBTAINING ADDITIONAL INFORMATION

    ----------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us



BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com



You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


----------------------------------------

   AIM Basic Value Fund
   SEC 1940 Act file number: 811-2699

----------------------------------------

AIMinvestments.com     BVA-PRO-1

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
     --Servicemark--                                   --Servicemark--

                                                AIM CONSERVATIVE ALLOCATION FUND

                                                                     PROSPECTUS
                                                                 APRIL 30, 2004

AIM Conservative Allocation Fund seeks total return consistent with a lower level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        2
------------------------------------------------------
Fee Table                                            2

Expense Example                                      2

FUND MANAGEMENT                                      3
------------------------------------------------------
The Advisor                                          3

Advisor Compensation                                 3

Portfolio Managers                                   3

OTHER INFORMATION                                    3
------------------------------------------------------
Sales Charges                                        3

Dividends and Distributions                          3

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 75% of its total assets in fixed-income funds and 25% of its total assets in equity funds. The fund may invest its cash allocation directly in cash equivalents and U.S. Government Securities rather than a money market fund. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.



    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.


    Mortgage-backed and asset-backed securities in which an underlying fund invests are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.



    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    Foreign securities in which an underlying fund invests have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



    If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.


    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.00%     0.00%     0.00%     0.00%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.65      0.65      0.65      0.65

Total Annual Fund
Operating Expenses                          1.00      1.65      1.65      1.15

Fee Waiver(6)                               0.45      0.45      0.45      0.45

Net Annual Fund Operating Expenses          0.55      1.20      1.20      0.70

Estimated Indirect Expenses of Underlying
Funds(7)                                    0.65      0.65      0.65      0.65

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds                                       1.20      1.85      1.85      1.35
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses are based on estimated average assets for the current fiscal year.

(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.20% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(7) In addition to the Total Annual Fund Operating Expenses which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $666    $1,000
Class B                                                          688       975
Class C                                                          288       675
Class R                                                          137       523
-------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR   3 YEARS
-------------------------------------------------------------------------------
Class A                                                         $666    $1,000
Class B                                                          188       675
Class C                                                          188       675
Class R                                                          137       523
-------------------------------------------------------------------------------

                        --------------------------------
                        AIM CONSERVATIVE ALLOCATION FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


A team of professionals determines the asset class allocation, underlying fund selections and target weightings for the fund. The fund is not actively managed and does not have a portfolio manager. The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Conservative Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Conservative Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------


AIMinvestments.com     CAL-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                          AIM GLOBAL EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 30, 2004


AIM Global Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund focuses on issuers in the following global industry sectors:


    - consumer products

    - financial services

    - health care

    - infrastructure

    - natural resources

    - telecommunications and

    - technology

    The fund considers a company to be in one of these industry sectors if it
(1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.

    The fund may also invest up to 35% of its net assets in equity securities of issuers in other global industry sectors and 20% of its net assets in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

    The fund may invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds."

    For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. If the portfolio managers determine that certain sectors are facing slow or negative growth, they will not invest fund assets in those sectors at that time. The portfolio managers then analyze specific companies within these sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Because the fund focuses its investments in particular industry sectors, an investment in the fund may be more volatile than that of other investment companies that do not focus their investments in such a manner. The value of the shares of the fund will be especially susceptible to factors affecting the industry sectors in which it focuses. In particular, each of the industry sectors is subject to governmental regulation that may have a material effect on the products and services offered by companies in that industry sector.

    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................    9.37%
1999...................................................................   51.93%
2000...................................................................   -7.90%
2001...................................................................  -17.03%
2002...................................................................   -9.55%
2003...................................................................   37.51%




    The Class A shares' year-to-date total return as of March 31, 2004 was 5.10%.



    During the periods shown in the bar chart, the highest quarterly return was 34.24% (quarter ended December 31, 1999) and the lowest quarterly return was -17.89% (quarter ended September 30, 1998).


PERFORMANCE TABLE(1)


The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------
(for the periods ended                                                SINCE             INCEPTION
December 31, 2003)                         1 YEAR       5 YEARS       INCEPTION           DATE
-------------------------------------------------------------------------------------------------
Class A                                                                                 09/15/97
  Return Before Taxes                      30.93%         6.59%         6.25%
  Return After Taxes on Distributions      30.73          5.40          4.95
  Return After Taxes on Distributions and
    Sale of Fund Shares                    20.37          5.09          4.69
Class B                                                                                 09/15/97
  Return Before Taxes                      31.90          6.81          6.55
Class C                                                                                 01/02/98
  Return Before Taxes                      35.79          7.12          7.43
-------------------------------------------------------------------------------------------------
MSCI World Index(2)                        33.11         (0.77)         3.32(4)         08/31/97(4)
Lipper Global Funds Index(3)               31.96          2.04          3.97(4)         08/31/97(4)
-------------------------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.

(2) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Funds Index (which may or may not include the fund) is included for comparison to a peer group.


(3) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.


(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------
(fees paid directly from
your investment)                                   CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 4.75%        None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                  None(1,2)    5.00%      1.00%
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                     0.98%      0.98%      0.98%

Distribution and/or
Service (12b-1) Fees                                0.50       1.00       1.00

Other Expenses                                      0.57       0.57       0.57

Total Annual Fund
Operating Expenses                                  2.05       2.55       2.55

Fee Waiver(4)                                       0.05       0.05       0.05

Net Expenses                                        2.00       2.50       2.50
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest;
    (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     668      1,083     1,522     2,738
Class B                                     753      1,089     1,551     2,760
Class C                                     353        789     1,351     2,882
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     668      1,083     1,522     2,738
Class B                                     253        789     1,351     2,760
Class C                                     253        789     1,351     2,882
--------------------------------------------------------------------------------

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2003, the advisor received compensation of 0.93% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.


- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. Mr. Thaller joined the advisor in March 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.



    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Global Equity Fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                         CLASS A(a)
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
                                                              --------       -------       -------       -------       -------
Net asset value, beginning of period                          $   9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(b)     (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.79         (1.03)        (2.17)        (1.11)         5.86
==============================================================================================================================
    Total from investment operations                              3.73         (1.05)        (2.27)        (1.30)         5.80
==============================================================================================================================
Less distributions:
  Dividends from net investment income                              --            --         (0.06)           --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.14)           --            --         (1.15)        (1.48)
==============================================================================================================================
Redemption fees added to paid-in capital                          0.00            --            --            --            --
==============================================================================================================================
Net asset value, end of period                                $  13.54       $  9.95       $ 11.00       $ 13.33       $ 15.78
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  37.51%        (9.55)%      (17.03)%       (7.90)%       51.93%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,205       $68,335       $80,630       $20,751       $20,595
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)      2.00%         2.00%         2.00%         1.03%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.05%(d)      2.05%         2.25%         2.14%         1.16%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(d)    (0.18)%       (0.94)%       (1.27)%       (0.50)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            178%           80%          154%          260%          147%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(d) Ratios are based on average daily net assets of $82,617,402.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                        CLASS B(a)
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
                                                              -------       -------       -------       -------       -------
Net asset value, beginning of period                          $  9.71       $ 10.80       $ 13.12       $ 15.62       $ 11.41
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(b)     (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.69         (1.02)        (2.13)        (1.09)         5.82
=============================================================================================================================
    Total from investment operations                             3.58         (1.09)        (2.28)        (1.35)         5.69
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         (0.04)           --            --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.14)           --            --         (1.15)        (1.48)
=============================================================================================================================
Redemption fees added to paid-in capital                         0.00            --            --            --            --
=============================================================================================================================
Net asset value, end of period                                $ 13.15       $  9.71       $ 10.80       $ 13.12       $ 15.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                 36.90%       (10.09)%      (17.36)%       (8.30)%       51.18%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $62,424       $54,029       $81,459       $22,279       $29,118
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.50%         2.50%         2.50%         1.53%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.55%(d)      2.55%         2.75%         2.64%         1.66%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.00)%(d)    (0.68)%       (1.44)%       (1.77)%       (1.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           178%           80%          154%          260%          147%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(d) Ratios are based on average daily net assets of $54,621,902.

                             ----------------------
                             AIM GLOBAL EQUITY FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                       CLASS C(a)
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2003         2002          2001          2000         1999
                                                              ------       -------       -------       ------       ------
Net asset value, beginning of period                          $ 9.71       $ 10.79       $ 13.11       $15.62       $11.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.11)(b)     (0.07)(b)     (0.16)(b)    (0.26)(b)    (0.13)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.68         (1.01)        (2.12)       (1.10)        5.83
==========================================================================================================================
    Total from investment operations                            3.57         (1.08)        (2.28)       (1.36)        5.70
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            --            --         (0.04)          --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.14)           --            --        (1.15)       (1.48)
==========================================================================================================================
Redemption fees added to paid-in capital                        0.00            --            --           --           --
==========================================================================================================================
Net asset value, end of period                                $13.14       $  9.71       $ 10.79       $13.11       $15.62
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                36.79%       (10.01)%      (17.37)%      (8.37)%      51.33%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,993       $ 4,551       $ 4,600       $1,789       $  500
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.50%(d)      2.50%         2.50%        2.50%        1.53%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.55%(d)      2.55%         2.75%        2.64%        1.66%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.00)%(d)    (0.68)%       (1.44)%      (1.77)%      (1.00)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                          178%           80%          154%         260%         147%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.


(b) Calculated using average shares outstanding.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(d) Ratios are based on average daily net assets of $6,226,597.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM GLOBAL EQUITY FUND
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     GEQ-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                    AIM MID CAP CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                 APRIL 30, 2004


AIM Mid Cap Core Equity Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.


As of end of business on February 27, 2004, the fund has limited public sales of its shares to certain investors.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4
Expense Example                                      4
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5
Advisor Compensation                                 5
Portfolio Manager(s)                                 5
OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5
Dividends and Distributions                          5
Limited Fund Offering                                5
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4
Purchasing Shares                                  A-5
Redeeming Shares                                   A-6
Exchanging Shares                                 A-10
Pricing of Shares                                 A-12
Taxes                                             A-13
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                                                            ANNUAL
YEAR ENDED                                                                                                   TOTAL
DECEMBER 31                                                                                                 RETURNS
-----------                                                                                                 -------
1994......................................................................................................   15.69%
1995......................................................................................................   23.23%
1996......................................................................................................   15.65%
1997......................................................................................................   14.05%
1998......................................................................................................   -4.71%
1999......................................................................................................   37.13%
2000......................................................................................................   18.81%
2001......................................................................................................    0.52%
2002......................................................................................................  -11.09%
2003......................................................................................................   27.10%




    The Class A shares' year-to-date total return as of March 31, 2004 was 3.42%.



    During the periods shown in the bar chart, the highest quarterly return was 28.40% (quarter ended December 31, 1999) and the lowest quarterly return was 25.00% (quarter ended September 30, 1998).

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                   SINCE           INCEPTION
December 31, 2003)                           1 YEAR        5 YEARS       10 YEARS       INCEPTION(1)       DATE
-------------------------------------------------------------------------------------------------------------------
Class A                                                                                                   06/09/87
  Return Before Taxes                          20.13%       11.83%         12.10%             --
  Return After Taxes on Distributions          20.13        10.01           9.31              --
  Return After Taxes on Distributions
    and Sale of Fund Shares                    13.08         9.20           8.82              --
Class B                                                                                                   04/01/93
  Return Before Taxes                          21.30        12.11          12.15              --
Class C                                                                                                   05/03/99
  Return Before Taxes                          25.28           --             --           12.17
Class R(2)                                                                                                06/09/87(2)
  Return Before Taxes                          26.96        12.96          12.58
-------------------------------------------------------------------------------------------------------------------
S&P 500(3)                                     28.67        (0.57)%        11.06              --                --
Russell Midcap--Registered Trademark--
  Index(4)                                     40.06         7.23          12.18              --                --
Lipper Mid-Cap Core Fund Index(5)              36.58         7.89          10.95              --                --
-------------------------------------------------------------------------------------------------------------------


After tax-returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five and ten year periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.

(5) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A      CLASS B   CLASS C   CLASS R
-----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                             5.50%        None      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                          None(1,2)   5.00%     1.00%      None(3)
-----------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.68%     0.68%     0.68%     0.68%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses                              0.38      0.38      0.38      0.38

Total Annual Fund
Operating Expenses(5)                       1.41      2.06      2.06      1.56
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. Total Annual Fund Operating Expenses for Class A shares restated in this agreement are 1.31%. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $686     $972     $1,279     $2,148
Class B                                      709      946      1,308      2,223
Class C                                      309      646      1,108      2,390
Class R                                      159      493        850      1,856
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $686     $972     $1,279     $2,148
Class B                                      209      646      1,108      2,223
Class C                                      209      646      1,108      2,390
Class R                                      159      493        850      1,856
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2003, the advisor received compensation of 0.68% of average daily net assets.



PORTFOLIO MANAGER(S)



The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.


LIMITED FUND OFFERING



Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.



    The following types of investors may continue to invest in the fund if they were invested in the fund on February 27, 2004 and remain invested in the fund after that date:


    (i)   Existing shareholders of the fund;


    (ii) Existing shareholders of the fund who open other accounts in their name;

    (iii) The following plans and programs:



        - Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");



        - Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
          Section 501(c)(3) of the Code;


        - Retirement plans maintained pursuant to Section 457 of the Code;



        - Non qualified deferred compensation plans maintained pursuant to
          Section 83 of the Code; and



        - Qualified Tuition Programs maintained pursuant to Section 529 of the Code.


    Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.



    The following types of investors may open new accounts in the fund, if approved by the distributor:



- Retirement plans maintained pursuant to Section 401 of the Code;



- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;



- Retirement plans maintained pursuant to Section 457 of the Code;

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------


- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and


- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.


    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.



    During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.



    The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.



                                                                                    CLASS A
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                       2003             2002            2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    21.17       $    23.85       $  24.04       $  23.48       $  18.97
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)(a)        (0.09)(a)      (0.05)(a)       0.10(a)       (0.01)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       5.83            (2.56)          0.18           4.10           6.88
============================================================================================================================
    Total from investment operations                      5.75            (2.65)          0.13           4.20           6.87
============================================================================================================================
Less distributions:
  Dividends from net investment income                      --               --          (0.02)            --             --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --            (0.03)         (0.30)         (3.64)         (2.36)
============================================================================================================================
    Total distributions                                     --            (0.03)         (0.32)         (3.64)         (2.36)
============================================================================================================================
Net asset value, end of period                      $    26.92       $    21.17       $  23.85       $  24.04       $  23.48
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                          27.10%          (11.13)%         0.56%         18.76%         37.13%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,025,407       $1,072,673       $490,118       $259,803       $178,550
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                   1.41%(c)         1.43%          1.39%          1.37%          1.46%
============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.33)%(c)       (0.40)%        (0.22)%         0.38%         (0.07)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                     38%              38%            68%            72%            90%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c)  Ratios are based on average daily net assets of $1,471,143,977.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                  CLASS B
                                                    --------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                      2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  19.43       $  22.03       $  22.36       $  22.21       $  18.16
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.21)(a)      (0.22)(a)      (0.19)(a)      (0.07)(a)      (0.14)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     5.32          (2.35)          0.16           3.86           6.55
========================================================================================================================
    Total from investment operations                    5.11          (2.57)         (0.03)          3.79           6.41
========================================================================================================================
Less distributions from net realized gains                --          (0.03)         (0.30)         (3.64)         (2.36)
========================================================================================================================
Net asset value, end of period                      $  24.54       $  19.43       $  22.03       $  22.36       $  22.21
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                        26.30%        (11.69)%        (0.10)%        17.98%         36.25%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $702,267       $500,166       $333,783       $210,608       $151,392
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                 2.06%(c)       2.08%          2.05%          2.02%          2.11%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.98)%(c)     (1.05)%        (0.87)%        (0.27)%        (0.72)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                   38%            38%            68%            72%            90%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $574,875,891.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                                                                                    (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                     COMMENCED) AT
                                                          ---------------------------------------------------       DECEMBER 31,
                                                            2003           2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  19.41       $  22.00       $ 22.33       $ 22.19          $19.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.21)(a)      (0.22)(a)     (0.19)(a)     (0.07)(a)       (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               5.31          (2.34)         0.16          3.85            5.63
=================================================================================================================================
    Total from investment operations                          5.10          (2.56)        (0.03)         3.78            5.53
=================================================================================================================================
Less distributions from net realized gains                      --          (0.03)        (0.30)        (3.64)          (2.36)
=================================================================================================================================
Net asset value, end of period                            $  24.51       $  19.41       $ 22.00       $ 22.33          $22.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              26.28%        (11.66)%       (0.10)%       17.95%          29.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $303,296       $161,487       $68,085       $19,466          $1,564
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.06%(c)       2.08%         2.05%         2.02%           2.11%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.98)%(c)     (1.05)%       (0.87)%       (0.27)%         (0.72)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      38%            38%           68%           72%             90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $218,385,781.


(d) Annualized.


(e) Not annualized for periods less than one year

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                          CLASS R
                                                              --------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.18             $ 24.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)           (0.07)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.83               (3.26)
==============================================================================================
    Total from investment operations                               5.71               (3.33)
==============================================================================================
Less distributions from net realized gains                           --               (0.03)
==============================================================================================
Net asset value, end of period                                  $ 26.89             $ 21.18
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   26.96%             (13.59)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,281             $ 2,786
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.56%(c)            1.58%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.48)%(c)          (0.55)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
______________________________________________________________________________________________
==============================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $14,412,937.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Mid Cap Core Equity Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------

AIMinvestments.com     MCCE-PRO-1

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
     --Servicemark--                                   --Servicemark--

                                                    AIM MODERATE ALLOCATION FUND


                                                                     PROSPECTUS
                                                                 APRIL 30, 2004

AIM Moderate Allocation Fund seeks total return consistent with a moderate level of risk relative to the broad stock market.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a moderate level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 60% of its total assets in equity funds, including up to 20% in international or global equity funds, and 40% of its total assets in fixed-income funds. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents.



    The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and automatically rebalances the fund's investments in the underlying funds on an annual basis to keep them within their target weightings. However, the advisor has the ability to rebalance on a more frequent basis if necessary. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income that you receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities held by the underlying funds in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.


    Compared to higher-quality debt securities, junk bonds in which an underlying fund invests involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



    The values of convertible securities in which an underlying fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    The prices of the foreign securities in which an underlying fund invests may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.


    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.


    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
-------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A    CLASS B    CLASS C    CLASS R
-------------------------------------------------------------------------------------
Management Fees                              0.00%      0.00%      0.00%      0.00%

Distribution and/or
Service (12b-1) Fees                         0.35       1.00       1.00       0.50

Other Expenses(5)                            0.65       0.65       0.65       0.65

Total Annual Fund
Operating Expenses                           1.00       1.65       1.65       1.15

Fee Waiver(6)                                0.60       0.60       0.60       0.60

Net Annual Fund Operating Expenses           0.40       1.05       1.05       0.55

Estimated Indirect Expenses of Underlying
Funds(7)                                     0.90       0.90       0.90       0.90

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying
Funds                                        1.30       1.95       1.95       1.45
-------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other Expenses are based on estimated average assets for the current fiscal year.

(6) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.05% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.

(7) In addition to the Total Annual Fund Operating Expense which the fund bears directly, the fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $675        $1,059
Class B                                                          698         1,036
Class C                                                          298           736
Class R                                                          148           585
-----------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                                               1 YEAR       3 YEARS
-----------------------------------------------------------------------------------
Class A                                                         $675        $1,059
Class B                                                          198           736
Class C                                                          198           736
Class R                                                          148           585
-----------------------------------------------------------------------------------

                          ----------------------------
                          AIM MODERATE ALLOCATION FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor does not receive a management fee from the fund.

PORTFOLIO MANAGERS


A team of professionals determines the asset class allocation, underlying fund selections and target weightings for the fund. The fund is not actively managed and does not have a portfolio manager. The underlying funds are actively managed by teams of investment professionals. More information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Moderate Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Moderate Allocation Fund
   SEC 1940 Act file number: 811-2699
----------------------------------------


AIMinvestments.com     MAL-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                       AIM SMALL CAP GROWTH FUND


                                                                     PROSPECTUS


                                                                 APRIL 30, 2004


AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:

- is not FDIC insured;


- may lose value; and


- is not guaranteed by a bank.



As of the end of business on March 18, 2002, the fund has limited public sales of its shares to certain investors.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager(s)                                 5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Limited Fund Offering                                5

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1
Tools Used to Combat Excessive Short-Term
  Trading                                          A-4

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS([1])

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   13.81%
1997...................................................................   16.22%
1998...................................................................   23.15%
1999...................................................................   90.64%
2000...................................................................   -0.74%
2001...................................................................  -13.79%
2002...................................................................  -28.01%
2003...................................................................   39.12%




    The Class A shares' year-to-date total return as of March 31, 2004 was 2.33%.



    During the periods shown in the bar chart, the highest quarterly return was 38.10% (quarter ended December 31, 1999) and the lowest quarterly return was -24.41% (quarter ended September 30, 2001).



(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in initial public offerings (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE TABLE(1)



The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payments of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                     5           SINCE         INCEPTION
December 31, 2003)        1 YEAR         YEARS         INCEPTION       DATE
--------------------------------------------------------------------------------
Class A                                                               10/18/95
  Return Before Taxes       31.44%        9.08%        12.33%
  Return After Taxes
     on Distributions       31.44         8.52         11.34
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares                 20.44         7.60         10.31
Class B                                                               10/18/95
  Return Before Taxes       33.08         9.24         12.33
Class C                                                               05/03/99
  Return Before Taxes       37.10           --          7.10
Class R(2)                                                            10/18/95(2)
  Return Before Taxes       38.88        10.12         12.92
--------------------------------------------------------------------------------
S&P 500(3)                  28.67         0.57         10.01(6)       10/31/95(6)
Russell
  2000--Registered
  Trademark-- Growth
  Index(4)                  48.54         0.86          4.36(6)       10/31/95(6)
Lipper Small-Cap
  Growth Fund Index(5)      44.77         6.16          8.06(6)       10/31/95(6)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.


(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(5) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.


(6) The average annual total return given is since the month end closest to the inception date of the classes with the longest performance history.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)  5.00%     1.00%       None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.70%     0.70%     0.70%     0.70%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses                              0.32      0.32      0.32      0.32

Total Annual Fund
Operating Expenses(5)                       1.37      2.02      2.02      1.52
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the periods the fund is offered on a limited basis to certain investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.27%. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $682     $960     $1,259     $2,106
Class B                                      705      934      1,288      2,181
Class C                                      305      634      1,088      2,348
Class R                                      155      480        829      1,813
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $682     $960     $1,259     $2,106
Class B                                      205      634      1,088      2,181
Class C                                      205      634      1,088      2,348
Class R                                      155      480        829      1,813
--------------------------------------------------------------------------------

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2003, the advisor received compensation of 0.70% of average daily net assets.



PORTFOLIO MANAGER(S)


The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.


He is assisted by the Mid Cap Growth and Small Cap Growth Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.


LIMITED FUND OFFERING


Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.


    The following types of investors may continue to invest in the fund if they were invested in the fund on March 18, 2002 and remain invested in the fund after that date:

    (i)   Existing shareholders of the fund;

    (ii) Existing shareholders of the fund who open other accounts in their name;

    (iii) The following plans and programs:


          - Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");



          - Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
            Section 501(c)(3) of the Code;



          - Retirement plans maintained pursuant to Section 457 of the Code;



          - Non qualified deferred compensation plans maintained pursuant to
            Section 83 of the Code; and



          - Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the fund made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.


    During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.



    The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                       CLASS A
                                                         -------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                            2003            2002           2001           2000        1999
                                                         ----------       --------       --------       --------    --------
Net asset value, beginning of period                     $    18.47       $  25.67       $  29.81       $  31.87    $  17.03
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.21)(a)      (0.19)(a)      (0.18)(a)      (0.13)      (0.09)(a)
============================================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                7.45          (7.01)         (3.93)         (0.12)      15.47
============================================================================================================================
    Total from investment operations                           7.24          (7.20)         (4.11)         (0.25)      15.38
============================================================================================================================
Less distributions:
  Distributions from net realized gains                          --             --          (0.03)         (1.81)      (0.54)
============================================================================================================================
Net asset value, end of period                           $    25.71       $  18.47       $  25.67       $  29.81    $  31.87
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                               39.20%        (28.05)%       (13.79)%        (0.74)%     90.64%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,602,724       $790,700       $679,104       $566,458    $428,378
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.27%(c)       1.35%          1.31%          1.13%       1.54%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.37%(c)       1.43%          1.39%          1.23%       1.54%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.98)%(c)     (0.91)%        (0.70)%        (0.40)%     (0.38)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                          32%            22%            37%            62%         56%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average net assets of $1,156,626,410.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2003           2002           2001          2000        1999
                                                              --------       --------       --------      --------    --------
Net asset value, beginning of period                          $  17.49       $  24.48       $  28.64      $  30.92    $  16.64
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.35)(a)      (0.33)(a)      (0.35)(a)     (0.40)      (0.24)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.01          (6.66)         (3.78)        (0.07)      15.06
==============================================================================================================================
    Total from investment operations                              6.66          (6.99)         (4.13)        (0.47)      14.82
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                             --             --          (0.03)        (1.81)      (0.54)
==============================================================================================================================
Net asset value, end of period                                $  24.15       $  17.49       $  24.48      $  28.64    $  30.92
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  38.08%        (28.55)%       (14.42)%       (1.48)%     89.40%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $182,700       $152,577       $212,958      $231,293    $240,150
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.02%(c)       2.08%          2.03%         1.88%       2.19%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.02%(c)       2.08%          2.04%         1.88%       2.19%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.73)%(c)     (1.64)%        (1.43)%       (1.15)%     (1.03)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             32%            22%            37%           62%         56%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $162,260,353.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                                                   MAY 3, 1999
                                                                                                                   (DATE SALES
                                                                           YEAR ENDED DECEMBER 31,                 COMMENCED) TO
                                                              -------------------------------------------------    DECEMBER 31,
                                                               2003          2002          2001          2000         1999
                                                              -------       -------       -------       -------    -------------
Net asset value, beginning of period                          $ 17.48       $ 24.47       $ 28.63       $ 30.91       $ 19.03
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.35)(a)     (0.33)(a)     (0.35)(a)     (0.39)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  7.01         (6.66)        (3.78)        (0.08)        12.59
================================================================================================================================
    Total from investment operations                             6.66         (6.99)        (4.13)        (0.47)        12.42
================================================================================================================================
Less distributions:
  Distributions from net realized gains                            --            --         (0.03)        (1.81)        (0.54)
================================================================================================================================
Net asset value, end of period                                $ 24.14       $ 17.48       $ 24.47       $ 28.63       $ 30.91
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                 38.10%       (28.57)%      (14.43)%       (1.48)%       65.56%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $50,031       $41,693       $46,833       $41,738       $40,530
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.02%(c)      2.08%         2.03%         1.88%         2.19%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.02%(c)      2.08%         2.04%         1.88%         2.19%(d)
================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.73)%(c)    (1.64)%       (1.43)%       (1.15)%       (1.03)%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                         32%           22%           37%           62%           56%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $44,402,510.


(d) Annualized.


(e) Not annualized for periods less than one year.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                          CLASS R
                                                              --------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
                                                              ------------       -------------
Net asset value, beginning of period                             $18.44             $ 22.64
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.28)(a)           (0.13)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.45               (4.07)
==============================================================================================
  Total from investment operations                                 7.17               (4.20)
==============================================================================================
Net asset value, end of period                                   $25.61             $ 18.44
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   38.88%             (18.55)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $9,029             $ 1,301
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.52%(c)            1.61%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (1.23)%(c)          (1.17)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           32%                 22%
______________________________________________________________________________________________
==============================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $4,144,790.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund and AIM Tax-Exempt Cash Fund with respect to their Investor Class shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you currently own Class A shares of a Category I, II or III AIM fund or AIM Short Term Bond Fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund and AIM Short Term Bond Fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. If the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.
                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Emerging Growth Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Equity Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why the redemption fees cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund or AIM Short Term      II Fund or AIM Short Term Bond       within 18 months of initial
  Bond Fund                         Fund                                 purchase of Category I or II
                                  - Class A shares of Category III       Fund or AIM Short Term Bond
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund or AIM Short Term Bond       within 18 months of initial
                                    Fund                                 purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund or AIM Short Term Bond Fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS IN KIND

       Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    February 17, 2003, and AIM Tax-Exempt Cash Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.

       You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM fund, Class A shares of AIM Short Term Bond Fund or Class A shares of an INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund or AIM Short Term Bond Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary

                                                                      MCF--04/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------

   AIM Small Cap Growth Fund
   SEC 1940 Act file number: 811-2699

----------------------------------------

AIMinvestments.com     SCG-PRO-1

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
     --Servicemark--                                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                      (FORMERLY, A I M FUND SERVICES, INC.)
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2004, RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:


          FUND                                                                DATED
          ----                                                                -----
 AIM AGGRESSIVE ALLOCATION FUND                                          APRIL 30, 2004
      AIM BASIC VALUE FUND                                               APRIL 30, 2004
AIM CONSERVATIVE ALLOCATION FUND                                         APRIL 30, 2004
     AIM GLOBAL EQUITY FUND                                              APRIL 30, 2004
  AIM MID CAP CORE EQUITY FUND                                           APRIL 30, 2004
  AIM MODERATE ALLOCATION FUND                                           APRIL 30, 2004
    AIM SMALL CAP GROWTH FUND                                            APRIL 30, 2004

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                    PAGE
GENERAL INFORMATION ABOUT THE TRUST..............................................................................      1
         Fund History............................................................................................      1
         Shares of Beneficial Interest...........................................................................      2

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.........................................................      4
         Classification..........................................................................................      4
         Investment Strategies and Risks.........................................................................      4
                  Asset Allocation Funds.........................................................................      4
                  Equity Investments.............................................................................     10
                  Foreign Investments............................................................................     11
                  Debt Investments...............................................................................     12
                  Other Investments..............................................................................     19
                  Investment Techniques..........................................................................     20
                  Derivatives....................................................................................     25
                  Additional Securities or Investment Techniques.................................................     31
         Sector Risk Factors.....................................................................................     32
         Fund Policies...........................................................................................     34
         Temporary Defensive Positions...........................................................................     36
         Portfolio Turnover......................................................................................     36

MANAGEMENT OF THE TRUST..........................................................................................     36
         Board of Trustees.......................................................................................     36
         Management Information..................................................................................     37
                  Trustee Ownership of Fund Shares...............................................................     38
                  Factors Considered in Approving the Investment Advisory Agreement..............................     38
         Compensation............................................................................................     39
                  Retirement Plan For Trustees...................................................................     39
                  Deferred Compensation Agreements...............................................................     40
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................     40
         Codes of Ethics.........................................................................................     40
         Proxy Voting Policies...................................................................................     40

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................     41

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................     41
         Investment Advisor......................................................................................     41
         Service Agreements......................................................................................     43
         Other Service Providers.................................................................................     43

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................     44
         Brokerage Transactions..................................................................................     44
         Commissions.............................................................................................     45
         Brokerage Selection.....................................................................................     45
         Directed Brokerage (Research Services)..................................................................     46
         Regular Brokers or Dealers..............................................................................     46
         Allocation of Portfolio Transactions....................................................................     46
         Allocation of Initial Public Offering ("IPO") Transactions..............................................     47

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................     47

         Purchase and Redemption of Shares.......................................................................     47
         Offering Price..........................................................................................     64
         Redemption In Kind......................................................................................     65
         Backup Withholding......................................................................................     65

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................     66
         Dividends and Distributions.............................................................................     66
         Tax Matters.............................................................................................     67

DISTRIBUTION OF SECURITIES.......................................................................................     74
         Distribution Plans......................................................................................     74
         Distributor.............................................................................................     76

CALCULATION OF PERFORMANCE DATA..................................................................................     77

PENDING LITIGATION...............................................................................................     83

APPENDICES:

RATINGS OF DEBT SECURITIES.......................................................................................    A-1

TRUSTEES AND OFFICERS............................................................................................    B-1

TRUSTEE COMPENSATION TABLE.......................................................................................    C-1

PROXY VOTING POLICIES............................................................................................    D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................    E-1

MANAGEMENT FEES..................................................................................................    F-1

ADMINISTRATIVE SERVICES FEES ....................................................................................    G-1

BROKERAGE COMMISSIONS ...........................................................................................    H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.................    I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS..........................................    J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS....................................................    K-1

TOTAL SALES CHARGES..............................................................................................    L-1

PERFORMANCE DATA.................................................................................................    M-1

PENDING LITIGATION ..............................................................................................    N-1

FINANCIAL STATEMENTS.............................................................................................     FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of seven separate portfolios: AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on February 19, 1985 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust's predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value Fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998). Prior to March 31, 2004, AIM Global Equity Fund was known as AIM Global Trends Fund. AIM Global Equity Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of AIM Series Trust, a Delaware statutory trust, on November 4, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to November 4, 2003, relating to AIM Global Equity Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). Each of the other funds commenced operations as a series of the Trust.



         Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.


         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:


                                                                                                       INSTITUTIONAL
                    FUND                        CLASS A      CLASS B        CLASS C        CLASS R         CLASS
--------------------------------------------------------------------------------------------------------------------
AIM Aggressive Allocation Fund                     X            X              X              X              X
AIM Basic Value Fund                               X            X              X              X              X
AIM Conservative Allocation Fund                   X            X              X              X              X
AIM Global Equity Fund                             X            X              X                             X
AIM Mid Cap Core Equity Fund                       X            X              X              X              X
AIM Moderate Allocation Fund                       X            X              X              X              X
AIM Small Cap Growth Fund                          X            X              X              X              X


         This Statement of Additional Information relates solely to the Class A, Class B, Class C, and Class R shares, if applicable, of the Funds. The Institutional Class shares of the Funds which are discussed in a separate Statement of Additional Information are intended for use by certain eligible institutional investors and are available to the following:

         - banks and trust companies acting in a fiduciary or similar capacity;

         -        bank and trust company common and collective trust funds;

         -        banks and trust companies investing for their own account;

         -        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities of government agencies);

         -        retirement plans; and

         - platform sponsors with which AIM Distributors has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A or shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds --Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.


Asset Allocation Funds



         AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund (the "Asset Allocation Funds") are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.



         Following is the list of the Asset Allocation Funds' Underlying Funds ("Underlying Funds") and their related percentage allocations. The Underlying Funds and their percentage allocations have been selected for use over longer time periods, but may be changed in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the underlying funds due to factors such as market movements and capital flows. AIM automatically rebalances the Asset Allocation Funds' investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. AIM has the ability to rebalance on a more frequent basis if necessary. Some portion of each Asset Allocation Fund's portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds' working cash balances. Cash flows will be managed to help maintain target percentage allocations. AIM may change an Underlying Fund or its percentage allocation without shareholder approval.

                                                            AIM AGGRESSIVE         AIM CONSERVATIVE        AIM MODERATE
                                                            ALLOCATION FUND        ALLOCATION FUND        ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                                    0%                     5%                     0%
AIM High Yield Fund                                                 5%                     0%                    10%
AIM International Growth Fund                                    12.5%                     0%                   7.5%
AIM Large Cap Basic Value Fund                                   17.5%                     5%                    10%
AIM Large Cap Growth Fund                                          20%                     5%                  12.5%
AIM Limited Maturity Treasury Fund                                  0%                    15%                     0%
AIM Mid Cap Basic Value Fund                                        0%                     0%                     5%
AIM Real Estate Fund                                                5%                     0%                     0%
AIM Small Cap Growth Fund                                          10%                     0%                     0%
AIM Short Term Bond Fund                                            0%                    25%                     5%
AIM Total Return Bond Fund                                          0%                    25%                    25%
AIM Trimark Endeavor Fund                                           0%                     5%                     0%
AIM Trimark Small Companies Fund                                    0%                     0%                     5%
INVESCO Dynamics Fund                                               5%                     0%                     0%
INVESCO International Core Equity Fund                           12.5%                   2.5%                    10%
INVESCO Mid Cap Growth Fund                                         0%                     0%                     5%
INVESCO Multi-Sector Fund                                        12.5%                   2.5%                     5%
A money market fund or direct investments in
cash equivalents and U.S. Government securities                     0%                    10%                     0%

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


             FUND                 AIM
          SECURITY/            AGGRESSIVE                                          AIM MID
          INVESTMENT           ALLOCATION AIM BASIC  AIM CONSERVATIVE AIM GLOBAL   CAP CORE     AIM MODERATE    AIM SMALL CAP GROWTH
          TECHNIQUE               FUND*   VALUE FUND ALLOCATION FUND* EQUITY FUND EQUITY FUND ALLOCATION  FUND*         FUND
                                                                           EQUITY INVESTMENTS

Common Stock                        X         X            X             X              X               X               X
Preferred Stock                     X         X            X             X              X               X               X
Convertible                         X         X            X             X              X               X               X
Securities
Alternative Entity Securities       X         X            X             X              X               X               X

                                                                          FOREIGN INVESTMENTS

Foreign Securities                  X         X            X             X              X               X               X
Foreign Government Obligations      X         X            X             X              X               X

Foreign Exchange Transactions       X         X            X             X              X               X               X

                                                                 DEBT INVESTMENTS FOR FIXED INCOME FUNDS

U.S. Government Obligations         X                      X                                            X
Rule 2a-7 Requirements              X                      X                                            X
Mortgage-Backed and
Asset-Backed Securities             X                      X                                            X
Collateralized Mortgage
Obligations                         X                      X                                            X
Bank Instruments                    X                      X                                            X
Commercial Instruments              X                      X                                            X
Participation Interests                                    X
Municipal Securities                X                      X                                            X
Municipal Lease Obligations

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


             FUND                 AIM
          SECURITY/            AGGRESSIVE                                          AIM MID
          INVESTMENT           ALLOCATION AIM BASIC  AIM CONSERVATIVE AIM GLOBAL   CAP CORE     AIM MODERATE    AIM SMALL CAP GROWTH
          TECHNIQUE               FUND*   VALUE FUND ALLOCATION FUND* EQUITY FUND EQUITY FUND ALLOCATION  FUND*         FUND
Investment Grade Corporate
Debt Obligations                    X                      X                                            X
Junk Bonds                          X                      X                                            X

                                                                    DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government
Obligations                         X         X            X             X              X               X               X
Mortgage-Backed and
Asset-Backed Securities             X                      X             X                              X
Collateralized Mortgage
Obligations                         X                      X                                            X
Investment Grade Corporate
Debt Obligations                    X         X            X             X              X               X               X
Junk Bonds                          X                      X             X                              X
Liquid Assets                       X         X            X             X              X               X               X

                                                                            OTHER INVESTMENTS

REITs                               X         X            X             X              X               X               X
Other Investment
Companies                           X         X            X             X              X               X               X
Defaulted Securities                X                                                                   X
Municipal Forward
Contracts
Variable or Floating
Rate Instruments                    X                      X                                            X
Indexed Securities                  X                      X                                            X
Zero-Coupon and
Pay-in-Kind
Securities                          X                      X                                            X
Synthetic Municipal
Instruments

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


             FUND                 AIM
          SECURITY/            AGGRESSIVE                                          AIM MID
          INVESTMENT           ALLOCATION AIM BASIC  AIM CONSERVATIVE AIM GLOBAL   CAP CORE     AIM MODERATE    AIM SMALL CAP GROWTH
          TECHNIQUE               FUND*   VALUE FUND ALLOCATION FUND* EQUITY FUND EQUITY FUND ALLOCATION  FUND*         FUND
                                                                          INVESTMENT TECHNIQUES

Delayed Delivery
Transactions                        X         X            X             X              X               X               X
When-Issued Securities              X         X            X             X              X               X               X
Short Sales                         X         X            X             X              X               X               X
Margin Transactions
Swap Agreements                     X         X            X             X              X               X               X
Interfund Loans                     X         X            X             X              X               X               X
Borrowing                           X         X            X             X              X               X               X
Lending Portfolio
Securities                          X         X            X             X              X               X               X
Repurchase Agreements               X         X            X             X              X               X               X
Reverse Repurchase Agreements       X         X            X             X              X               X               X
Dollar Rolls                        X         X            X             X              X               X               X
Illiquid Securities                 X         X            X             X              X               X               X
Rule 144A Securities                X         X            X             X              X               X               X
Unseasoned Issuers                  X                      X                                            X
Sale of Money
Market Securities                                          X
Standby Commitments

                                                                              DERIVATIVES

Equity-Linked Derivatives           X         X            X             X              X               X               X
Put Options                         X         X            X             X              X               X               X

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


             FUND                 AIM
          SECURITY/            AGGRESSIVE                                          AIM MID
          INVESTMENT           ALLOCATION AIM BASIC  AIM CONSERVATIVE AIM GLOBAL   CAP CORE     AIM MODERATE    AIM SMALL CAP GROWTH
          TECHNIQUE               FUND*   VALUE FUND ALLOCATION FUND* EQUITY FUND EQUITY FUND ALLOCATION  FUND*         FUND
Call Options                        X         X            X             X              X               X               X
Straddles                           X         X            X             X              X               X               X
Warrants                            X         X            X             X              X               X               X
Futures Contracts
and Options on
Futures Contracts                   X         X            X             X              X               X               X
Forward Currency
Contracts                           X         X            X             X              X               X               X
Cover                               X         X            X             X              X               X               X

                                                           ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Commercial Bank Obligations         X         X            X             X              X               X               X

Privatizations                                             X             X                              X
Samurai and Yankee Bonds            X                      X                                            X


* AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.

         The language below discusses investment strategies of AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund and of the Underlying Funds in which AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest.


Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         Certain Funds will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.


         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.


         Certain Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments for Equity Funds - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund (except for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Moderate Allocation Fund and AIM Global Equity Fund) may invest up to 25% of their total assets in foreign securities. AIM Global Equity Fund may invest a significant amount of its total assets in foreign securities.



         AIM Aggressive Allocation Fund and AIM Moderate Allocation Fund may invest up to 25% and 20%, respectively, of their total assets in global or international equity funds. AIM Conservative Allocation Fund may invest up to 25% of its total assets in equity funds, some of which may invest up to 25% of its total assets in foreign securities.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risks of Developing Countries. AIM Global Equity Fund may invest up to 20% and AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country;
(2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which a Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.



         The money market fund in which AIM Conservative Allocation Fund invests will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). Certain Funds may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Certain Funds may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         Certain Funds may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. Certain Funds intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.


         PARTICIPATION INTERESTS. Certain Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lendor or Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.


         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

         - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

         - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

         - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

         - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         If a Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         Certain Funds may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of a Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by a Fund to meet their obligations for the payment of interest and principal when due. The securities in which a Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Certain Funds may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


         A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.


         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund. AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest in a money market fund.


         For each Fund other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund, the following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund are structured as "funds of funds" under the 1940 Act and therefore are not subject to these restrictions.

         DEFAULTED SECURITIES. Certain Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.


         VARIABLE OR FLOATING RATE INSTRUMENTS. Certain Funds may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.


         INDEXED SECURITIES. AIM High Income Municipal Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.



         ZERO-COUPON AND PAY-IN-KIND SECURITIES. Certain Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, certain Underlying Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.


Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Certain Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other

AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.


         The investment policies of certain Underlying Funds permit them to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


         SALE OF MONEY MARKET SECURITIES. The money market fund in which AIM Conservative Allocation Fund invests does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.


Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         Certain of the Underlying Funds may not invest in puts, calls, straddles, spreads or any combination thereof.


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible, into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Certain Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all of the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         PRIVATIZATIONS. Certain Funds may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


         SAMURAI AND YANKEE BONDS. Subject to their fundamental investment restrictions, certain Funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of a Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.


SECTOR RISK FACTORS

         Financial Services Industry. Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

         The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

         Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

         Infrastructure Industry. The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of the Fund.

         In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect AIM Global Equity Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.


         Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of the Fund.


         Natural Resources Industry. AIM Global Equity Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.


         Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

         The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

         Consumer Products and Services Industry. The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

         The consumer products and services industry may also be subject to greater government regulation than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

         Health Care Industry. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

         Telecommunications and Technology Industry. Telecommunications and technology industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in those industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications and technology industries are engaged in fierce competition for market share that could result in increased share price volatility.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.


         (4) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



         Each of AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit the Fund's investments in
(i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds), subject to the terms and conditions of any exemptive orders issued by the SEC.



         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.


         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (3) AIM Global Equity Fund normally invests at least 80% of its assets in equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.





TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or U.S. Government securities. Each of the Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may also invest in high-quality debt instruments and may invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER


         For the fiscal years ended December 31, 2002 and 2003, the portfolio turnover rates for AIM Global Equity Fund were 80% and 178%, respectively. This increase was caused by improved global market environment and an increase in investment opportunities.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



         The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock and Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended December 31, 2003, the Audit Committee held eight meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2003, the Governance Committee held six meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair, Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2003, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis, when the Board is not available to review matters related to valuation. During the fiscal year ended December 31, 2003, the Valuation Committee held one meeting.


         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.


Trustee Ownership of Fund Shares



         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


         The investment advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Aggressive Allocation Fund, AIM Conservative Fund and AIM Moderate Allocation Fund by the Board at a meeting held on May 13-14, 2003 and approved for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund at a meeting held on March 10-11, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for each Fund, as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and in relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Advisory Agreement was in the best interests of each Fund and its shareholders and approved the Advisory Agreement.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES


         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board of the Trust for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement, AIM receives no advisory fee from AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund or AIM Moderate Allocation Fund.



         Pursuant to its Advisory Agreement, AIM receives a monthly fee from each Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund) calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

         FUND NAME                                                  NET ASSETS                       ANNUAL RATE
----------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund*                                        First $500 million                          0.725%
AIM Mid Cap Core Equity Fund                                 Next $500 million                            0.70%
AIM Small Cap Growth Fund                                    Next $500 million                           0.675%
                                                             Amount over $1.5 billion                     0.65%

AIM Global Equity Fund                                       First $500 million                          0.975%
                                                             Next $500 million                            0.95%
                                                             Next $500 million                           0.925%
                                                             Amounts thereafter                           0.90%



*        See currently effective fee disclosure below.



         AIM has voluntarily agreed to waive advisory fees payable by AIM Basic Value Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed to waive a portion of advisory fees payable by the Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies.



         AIM has contractually agreed through December 31, 2004, to limit AIM Global Equity Fund's Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.50% and 2.50% on AIM Global Equity Fund's Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Such contractual fee waivers or reductions are set forth in the Fee Table to AIM Global Equity Fund's Prospectus and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and AIM Global Equity Fund.



         AIM has contractually agreed through December 31, 2005 to limit Other Expenses (excluding certain items discussed below) to 0.17%, 0.20% and 0.05% on AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund, respectively, for each of Class A, Class B, Class C, and Class R shares. In determining the advisor's obligation to waive fees or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and
(vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Prospectus for the Asset Allocation Funds and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Asset Allocation Funds.



         The management fees payable by each Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation
Fund), the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix F.



          SECURITIES LENDING ARRANGEMENTS. If a Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation
Fund) engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AISI pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and the Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with

AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


          AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2003 are found in Appendix I.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2003 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.


         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund



         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Money Market Fund , AIM Tax-Exempt Cash Fund and AIM Short Term Bond Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.


CATEGORY I FUNDS



AIM Aggressive Allocation Fund               AIM Large Cap Growth Fund
AIM Aggressive Growth Fund                   AIM Libra Fund
AIM Asia Pacific Growth Fund                 AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                         AIM Mid Cap Core Equity Fund
AIM Blue Chip Fund                           AIM Mid Cap Growth Fund
AIM Capital Development Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Opportunities I Fund
AIM Conservative Allocation Fund             AIM Opportunities II Fund
AIM Constellation Fund                       AIM Opportunities III Fund
AIM Dent Demographic Trends Fund             AIM Premier Equity Fund
AIM Diversified Dividend Fund                AIM Select Equity Fund
AIM Emerging Growth Fund                     AIM Small Cap Equity Fund
AIM European Growth Fund                     AIM Small Cap Growth Fund
AIM European Small Company Fund              AIM Trimark Endeavor Fund
AIM Global Value Fund                        AIM Trimark Fund
AIM International Emerging Growth Fund       AIM Trimark Small Companies Fund
AIM International Growth Fund                AIM Weingarten Fund
AIM Large Cap Basic Value Fund



                                                                                     Dealer
                                                    Investor's Sales Charge        Concession
                                                    -----------------------        ----------
                                                      As a           As a             As a
                                                   Percentage     Percentage        Percentage
                                                  of the Public   of the Net       of the Public
      Amount of Investment in                       Offering        Amount          Offering
        Single Transaction(1)                        Price         Invested           Price
-----------------------------------                  -----         --------           -----
              Less than $    25,000                   5.50%          5.82%            4.75%
$  25,000 but less than $    50,000                   5.25           5.54             4.50
$  50,000 but less than $   100,000                   4.75           4.99             4.00
$ 100,000 but less than $   250,000                   3.75           3.90             3.00
$ 250,000 but less than $   500,000                   3.00           3.09             2.50
$ 500,000 but less than $ 1,000,000                   2.00           2.04             1.60


(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.


CATEGORY II FUNDS



AIM Balanced Fund                        AIM High Income Municipal Fund
AIM Basic Balanced Fund                  AIM High Yield Fund
AIM Developing Markets Fund              AIM Income Fund
AIM Global Aggressive Growth Fund        AIM Intermediate Government Fund
AIM Global Growth Fund                   AIM Municipal Bond Fund
AIM Global Health Care Fund              AIM Real Estate Fund
AIM Global Equity Fund                   AIM Total Return Bond Fund

                                                                                    Dealer
                                                 Investor's Sales Charge          Concession
                                                -------------------------        -------------
                                                     As a         As a               As a
                                                  Percentage   Percentage         Percentage
                                                of the Public  of the Net        of the Public
       Amount of Investment in                     Offering      Amount            Offering
         Single Transaction                         Price       Invested            Price
----------------------------------                  -----       --------            -----
             Less than $    50,000                   4.75%        4.99%              4.00%
$ 50,000 but less than $   100,000                   4.00         4.17               3.25
$100,000 but less than $   250,000                   3.75         3.90               3.00
$250,000 but less than $   500,000                   2.50         2.56               2.00
$500,000 but less than $ 1,000,000                   2.00         2.04               1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                    Dealer
                                                 Investor's Sales Charge          Concession
                                                 -----------------------          ----------
                                                    As a          As a               As a
                                                 Percentage    Percentage         Percentage
                                               of the Public   of the Net        of the Public
     Amount of Investment in                      Offering       Amount            Offering
       Single Transaction                          Price        Invested            Price
----------------------------------                 -----        --------            -----
             Less than $   100,000                  1.00%         1.01%              0.75%
$100,000 but less than $   250,000                  0.75          0.76               0.50
$250,000 but less than $ 1,000,000                  0.50          0.50               0.40


AIM SHORT TERM BOND FUND



                                                                                    Dealer
                                                   Investor's Sales Charge        Concession
                                                   -----------------------        ----------
                                                     As a           As a             As a
                                                  Percentage     Percentage       Percentage
                                                of the Public    of the Net      of the Public
     Amount of Investment in                       Offering        Amount          Offering
         Single Transaction                         Price         Invested           Price
----------------------------------                  -----         --------           -----
             Less than $   100,000                   2.50           2.56             2.00
$100,000 but less than $   250,000                   2.00           2.04             1.50
$250,000 but less than $   500,000                   1.50           1.52             1.25
$500,000 but less than $ 1,000,000                   1.25           1.27             1.00



         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.



         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund [or] [and] Class A shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a

Large Purchase of Class A shares of a Category I or II Fund [or] [and] Class A shares of AIM Short Term Bond Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

                  1% of the first $2 million
                  plus 0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million

         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases, made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.


         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.



         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.


         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay and additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.


         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                  0.50% of the first $20 million
                  plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         - an individual (including his or her spouse or domestic partner, and children);

         - any trust established exclusively for the benefit of an individual;

         - a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         -        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         - a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         - a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

                  a. the organization has been in existence for at least six months; and

                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

                  A Qualified Purchaser may pay reduced initial sales charges by
(i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

         Calculating the Initial Sales Charge

         - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges


         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1.00% CDSC.


RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.


         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.


         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.


         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

         - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         -        AIM Management and its affiliates, or their clients;


         - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds -- Registered Trademark--; any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons; and any deferred compensation plan for trustees of investment companies sponsored by AIM Management or its affiliates;


         - Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

         - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         -        Purchases through approved fee-based programs;

         - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                  a.       a plan's initial investment is at least $1 million;

                  b.       the employer or plan sponsor signs a $1 million LOI;

                  c. there are at least 100 employees eligible to participate in the plan;

                  d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                  e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

                  f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

         - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         - Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

         - Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

         - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         -        the reinvestment of dividends and distributions from a Fund;

         -        exchanges of shares of certain Funds;

         -        use of the reinstatement privilege; or

         -        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense out of its own financial resources or as an expense for which it may be compensated or reimbursed by an AIM Fund under a distribution plan, if applicable, make cash payments to dealer firms as an incentive to sell shares of the funds and/or to promote retention of their customers' assets in the funds. Such cash payments may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the dealer firm during the applicable period. Such cash payments also may be calculated on the average daily net assets of the applicable AIM Fund(s) attributable to that particular dealer ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. AIM Distributors may agree to make such cash payments to a dealer firm in the form of either or both Sales-Based Payments and Asset-Based Payments. AIM Distributors may also make other cash payments to dealer firms in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other amounts as determined in AIM Distributor's discretion. In certain cases these other payments could be significant to the dealer firms. To the extent dealer firms sell more shares of the Funds or cause clients to retain their investment in the Funds, AIM benefits from management and other fees it is paid with respect to those assets. Any payments described above will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. AIM Distributors determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund, an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AISI at (800) 959-4246. If a shareholder is unable to reach AISI by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AISI as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AISI and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AISI, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), present or future, with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $100 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AISI and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AISI. To provide funds for payments made under the Systematic Redemption Plan, AISI redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares


         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares.



         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, III Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:



         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;


         - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         -        Redemptions from private foundations or endowment funds;

         - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;


         - Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;


         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;


         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;


         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;



         - Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and



         - Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.


         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AISI on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         -        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         -        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         - Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         -        Investment account(s) of AIM.

         CDSCs will not apply to the following redemptions of Class C shares:

         - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class R shares:

         - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AISI with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AISI in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AISI. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AISI's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AISI will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AISI.


         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AISI nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AISI maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.


         For example, at the close of business on December 31, 2003, AIM Basic Value Fund - Class A shares had a net asset value per share of $29.24. The offering price, assuming an initial sales charge of 5.50%, therefore was $30.94.


Calculation of Net Asset Value


         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities

(including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend

Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         An Asset Allocation Fund will invest its assets in shares of the Underlying Funds, cash and money market instruments. Accordingly, and Asset Allocation Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC under the Code
- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years - (1) dividends paid to an Asset Allocation Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to an Asset Allocation Fund as ordinary income to the extent of the Underlying Fund's earnings and profits and (2) distributions paid to an Asset Allocation Fund from the Underlying Fund's shares. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other share of that Underlying Fund (whether pursuant to a rebalancing of an Asset Allocation Fund's portfolio or otherwise), all or a part of the loss will not be deductible by an Asset Allocation Fund and instead will increase its basis for the newly purchased shares.



         Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including an Asset Allocation Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, an Asset Allocation Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test. Accordingly, the Fund will deduct the amount of any foreign taxes passed through by an Underlying Fund in determining its investment company taxable income.



         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 30, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and Class R shares, if applicable (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


FUND                                             CLASS A        CLASS B        CLASS C         CLASS R
----                                             -------        -------        -------         -------
AIM Aggressive Allocation Fund                    0.35%          1.00%          1.00%            0.50%
AIM Basic Value Fund                              0.35           1.00           1.00             0.50
AIM Conservative Allocation Fund                  0.35           1.00           1.00             0.50
AIM Global Equity Fund                            0.50           1.00           1.00              N/A
AIM Mid Cap Core Equity Fund                      0.35           1.00           1.00             0.50
AIM Moderate Allocation Fund                      0.35           1.00           1.00             0.50
AIM Small Cap Growth Fund                         0.25           1.00           1.00             0.50


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


         AIM Distributors has agreed to reduce the Rule 12b-1 distribution plan payments for Class A shares of AIM Small Cap Growth Fund and AIM Mid Cap Core Equity Fund from 0.35% to 0.25% per annum during the periods the Funds are offered on a limited basis to certain investors. This agreement may be terminated at any time.


         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.


         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2003.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.


         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.


         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.


         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended December 31 are found in Appendix L.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) = ERV

Where           P    =    a hypothetical initial payment of $1,000;

                T    =    average annual total return (assuming the applicable
                          maximum sales load is deducted at the beginning of the one, five or ten year periods);

                n    =    number of years; and

                ERV  =    ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the one, five and ten year periods at the end of the one, five or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of only
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of, a
                           stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.

Calculation of Certain Performance Data

         AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =  ending value of a hypothetical $1,000 payment made
                   D        at the beginning of the one, five or ten year
                            periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.


         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P      =   a hypothetical initial payment of $1,000;

                T      =   average annual total return (after taxes on
                           distributions and redemption);

                n      =   number of years; and

                ATV    =   ending value of a hypothetical $1,000 payment made at
                   DR      the beginning of the one, five or ten year periods
                           (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.


         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age                Financial World               Nation's Business
Barron's                       Forbes                        New York Times
Best's Review                  Fortune                       Pension World
Broker World                   Hartford Courant              Pensions & Investments
Bloomberg                      Inc.                          Personal Investor
Business Week                  Institutional Investor        Philadelphia Inquirer
Changing Times                 Insurance Forum               The Bond Buyer
Christian Science Monitor      Insurance Week                USA Today
Consumer Reports               Investor's Business Daily     U.S. News & World Report
Economist                      Journal of the American       Wall Street Journal
FACS of the Week                  Society of CLU & ChFC      Washington Post
Financial Planning             Kiplinger Letter              CNN
Financial Product News         Money                         CNBC
Financial Services Week        Mutual Fund Forecaster        PBS



         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:



         Bank Rate Monitor                 Morningstar, Inc.
         Bloomberg                         Stanger
         FactSet Data Systems              Weisenberger
         Lipper, Inc.


         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Global Fund Index
         Lipper Large-Cap Value Fund Index     Russell 1000 --Registered
                                                Trademark-- Value Index
         Lipper Multi-Cap Value Fund Index     Russell 2000 --Registered
                                                Trademark-- Growth Index
         Lipper Mid-Cap Core Fund Index
         Lipper Small-Cap Growth Fund Index    Russell Midcap--Registered
                                                Trademark-- Index
         MSCI World Index                      Standard & Poor's 500 Stock Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION


         A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties. A list of such lawsuits that have been served, or for which service of process has been waived, as of March 18, 2004 is set forth in Appendix N.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1:    Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:       Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:       High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of April 30, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversees 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                  TRUSTEE
  NAME, YEAR OF BIRTH AND          AND/OR                                                             OTHER
 POSITION(S) HELD WITH THE        OFFICER                                                         TRUSTEESHIP(S)
           TRUST                   SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1998     Director and Chairman, A I M Management Group             None
Trustee, Chairman and                        Inc. (financial services holding company);
President                                    Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)
                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I
                                             M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc., (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive                   None
Trustee and Executive Vice                   Officer, A I M Management Group Inc. (financial
President                                    services holding company); Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer), Director and Chairman, AIM Investment
                                             Services, Inc., (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - AIM Division (parent of AIM and a global
                                             investment management firm)

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; and INVESCO Distributors, Inc.; Chief
                                             Executive Officer, AMVESCAP PLC - Managed
                                             Products; Chairman and Chief Executive Officer
                                             of NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.


--------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                  TRUSTEE
  NAME, YEAR OF BIRTH AND          AND/OR                                                             OTHER
 POSITION(S) HELD WITH THE        OFFICER                                                         TRUSTEESHIP(S)
           TRUST                   SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bob R. Baker - 1936                 2003     Retired                                             None
Trustee

                                             Formerly: President and Chief Executive Officer,
                                             AMC Cancer Research Center; and Chairman and
                                             Chief Executive Officer, First Columbia
                                             Financial Corporation

Frank S. Bayley -- 1939             1985     Of Counsel, law firm of Baker & McKenzie            Badgley Funds,
Trustee                                                                                          Inc. (registered
                                             Formerly: Partner, law firm of Baker & McKenzie     investment company)

James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch    None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

                                             Formerly:  General Counsel and Director,
                                             Boettcher & Co.; and Chairman and Managing
                                             Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett -- 1944           2001     Chairman, Crockett Technology Associates            ACE Limited
Trustee                                      (technology consulting company)                     (insurance
                                                                                                 company); and
                                                                                                 Captaris, Inc.
                                                                                                 (unified messaging
                                                                                                 provider)

Albert R. Dowden -- 1941            2001     Director of a number of public and private          Cortland Trust,
Trustee                                      business corporations, including the Boss Group,    Inc. (Chairman)
                                             Ltd. (private investment and management) and        (registered
                                             Magellan Insurance Company                          investment
                                                                                                 company); Annuity
                                             Formerly: Director, President and Chief             and Life Re
                                             Executive Officer, Volvo Group North                (Holdings), Ltd.
                                             America, Inc.; Senior Vice President,               (insurance company)
                                             AB Volvo; and director of various
                                             affiliated Volvo companies

                                  TRUSTEE
  NAME, YEAR OF BIRTH AND          AND/OR                                                             OTHER
 POSITION(S) HELD WITH THE        OFFICER                                                         TRUSTEESHIP(S)
           TRUST                   SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935         2001     Retired                                             None
Trustee                                      Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              2001     Chief Executive Officer, Twenty First Century       Administaff ; and
Trustee                                      Group, Inc. (government affairs company) and        Discovery Global
                                             Texana Timber LP (sustainable forestry company)     Education Fund
                                                                                                 (non-profit)

Carl Frischling -- 1937             2001     Partner, law firm of Kramer Levin Naftalis and      Cortland Trust,
Trustee                                      Frankel LLP                                         Inc. (registered
                                                                                                 investment company)

Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San          General Chemical
Trustee                                      Diego, California)                                  Group, Inc.,

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals

Prema Mathai-Davis -- 1950          2001     Formerly: Chief Executive Officer, YWCA of the      None
Trustee                                      USA

Lewis F. Pennock -- 1942            2001     Partner, law firm of Pennock & Cooper               None
Trustee

Ruth H. Quigley -- 1935             1977     Retired                                             None
Trustee

Louis S. Sklar -- 1939              2001     Executive Vice President, Development and           None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

Larry Soll, Ph.D. - 1942            2003     Retired                                             None
Trustee

OTHER OFFICERS

                                    2003     Director, Senior Vice President, Secretary and      N/A
Kevin M. Carome -- 1956                      General Counsel, A I M Management Group Inc.
Senior Vice President,                       (financial services holding company) and A I M
Secretary and Chief Legal                    Advisors, Inc.; and Vice President, A I M
Officer                                      Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services, Inc.;
                                             Director, Vice President and General Counsel,
                                             Fund Management Company

                                             Formerly: Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

Stuart W. Coco -- 1955              2002     Managing Director and Director of Money Market      N/A
Vice President                               Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.

Melville B. Cox -- 1943             1998     Vice President and Chief Compliance Officer, A I    N/A
Vice President                               M Advisors, Inc. and A I M Capital Management,
                                             Inc.; and Vice President, AIM Investment
                                             Services, Inc.

Sidney M. Dilgren - 1936            2004     Vice President and Fund Treasurer, A I M            N/A
Vice President and                           Advisors, Inc.

Treasurer                                    Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc. and Vice President, A I M
                                             Distributors, Inc.

Karen Dunn Kelley - 1960            2004     Director of Cash Management, Managing Director      N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company, and Vice President, A I M
                                             Advisors, Inc.

Edgar M. Larsen -- 1940             2002     Director and Executive Vice President, A I M        N/A
Vice President                               Management Group Inc.; Director and Senior Vice
                                             President, A I M Advisors, Inc.; and Director,
                                             Chairman, President, Director of Investments,
                                             Chief Executive Officer and Chief Investment
                                             Officer, A I M Capital Management, Inc.

                        TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------
                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                     EQUITY SECURITIES IN ALL
                                                                                      REGISTERED INVESTMENT
                                                                                  COMPANIES OVERSEEN BY TRUSTEE
                                    DOLLAR RANGE OF EQUITY SECURITIES             IN THE AIM FAMILY OF FUNDS
     NAME OF TRUSTEE                            PER FUND                            --Registered Trademark--
----------------------------------------------------------------------------------------------------------------
Robert H. Graham            Mid Cap Core Equity               Over $100,000               Over $100,000
                            Small Cap Growth                  Over $100,000
Bob R. Baker                Basic Value                       Over $100,000             $50,001 - $100,000
Frank S. Bayley                                   - 0 -                                   Over $100,000
James T. Bunch                                    - 0 -                                   Over $100,000
Bruce L. Crockett                                 - 0 -                                 $10,001 - $50,000
Albert R. Dowden            Basic Value                   $10,001 - $50,000               Over $100,000
                            Mid Cap Core Equity           $10,001 - $50,000
Edward K. Dunn, Jr.         Basic Value                   $10,001 - $50,000               Over $100,000(3)
                            Mid Cap Core Equity           $10,001 - $50,000
Jack M. Fields                                    - 0 -                                   Over $100,000(3)
Carl Frischling             Basic Value                       Over $100,000               Over $100,000(3)
Gerald J. Lewis                                   - 0 -                                 $50,001 - $100,000
Prema Mathai-Davis                                - 0 -                                   $1 - $10,000(3)
Lewis F. Pennock            Basic Value                        $1 - $10,000             $50,001 - $100,000
                            Mid Cap Core Equity                $1 - $10,000
Ruth H. Quigley                                   - 0 -                                    $1 - $10,000
Louis S. Sklar                                    - 0 -                                   Over $100,000(3)
Larry Soll                                        - 0 -                                   Over $100,000
Mark H. Williamson          Basic Value                       Over $100,000               Over $100,000
                            Global Equity                $50,001 - $100,000



(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:


                                                                  ESTIMATED
                                                 RETIREMENT         ANNUAL
                                  AGGREGATE       BENEFITS      BENEFITS UPON       TOTAL
                                 COMPENSATION      ACCRUED     RETIREMENT FROM   COMPENSATION
                                   FROM THE      BY ALL AIM        ALL AIM       FROM ALL AIM
   TRUSTEE                         TRUST(1)       FUNDS (2)        FUNDS(3)       FUNDS (4)
---------------------------------------------------------------------------------------------
Bob R. Baker(5)                  $      2,105   $     32,635   $       114,131   $    154,554
Frank S. Bayley                         9,288        131,228            90,000        159,000
James T. Bunch(5)                       2,105         20,436            90,000        138,679
Bruce L. Crockett                       9,342         46,000            90,000        160,000
Albert R. Dowden                        9,288         57,716            90,000        159,000
Edward K. Dunn, Jr.                     9,342         94,860            90,000        160,000
Jack M. Fields                          9,283         28,036            90,000        159,000
Carl Frischling(6)                      9,342         40,447            90,000        160,000
Gerald J. Lewis(5)                      2,105         20,436            90,000        142,054
Prema Mathai-Davis                      9,342         33,142            90,000        160,000
Lewis F. Pennock                        9,342         49,610            90,000        160,000
Ruth H. Quigley                         9,342        126,050            90,000        160,000
Louis S. Sklar                          9,342         72,786            90,000        160,000
Larry Soll(5)                           2,105         48,830           108,090        140,429



(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2003, including earnings, was $32,164.



(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $58,528.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended December 31, 2003, the Trust paid $37,332 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

         The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES


Reviewed and approved by the AIM Funds Board of Directors/Trustees February 9, 2004. Adopted by the Board of Directors of each of A I M Advisors, Inc. A I M Capital Management, Inc., A I M Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003 as revised effective January 8, 2004.





A.       PROXY POLICIES


         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  - Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  - Implement or renew a dead-hand or modified dead-hand poison pill;



                  - Sit on the boards of an excessive number of companies;



                  - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  - Long-term financial performance of the target company relative to its industry;



                  -        Management's track record;



                  -        Portfolio manager's assessment;



                  -        Qualifications of director nominees (both slates);



                  - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  -        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  - It is not clear that the auditors will be able to fulfill their function;



                  - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                  - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  - We will generally abstain from shareholder social and environmental proposals.



                  - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  - We will generally vote for proposals to lower barriers to shareholder action.



                  - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April 5, 2004.


AIM BASIC VALUE FUND


                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY 10001-2402                --              5.00%            5.11%             --                  --

First Command Bank Trust
Attn:  Trust Department
P.O. Box 901075
Fort Worth, TX 76101-2075              --                --               --              --              12.26%

The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-9097               --                --               --            7.19%                 --

                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Heritage Registration Company
c/o Heritage Trust Co.
P.O. Box 21708 Omnibus for
Reinv Acc: 1
Oklahoma City, OK 73156-1708           --                --               --              --               86.20%

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246-6484          7.95%            10.07%           18.84%             --                  --



AIM GLOBAL EQUITY FUND



                                     CLASS A          CLASS B          CLASS C        INSTITUTIONAL
                                     SHARES           SHARES           SHARES          CLASS SHARES
---------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD             RECORD
---------------------------------------------------------------------------------------------------
Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY 10001-2402              5.79%               --             8.03%              --

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246                 --              6.22%           15.12%              --

AIM MID CAP CORE EQUITY FUND


                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co.
C/O Premier/Fascorp
8515 E. Orchard Rd
# 2T2
Greenwood Vlg., CO 80111-5022          --                --               --            7.58%                 --

Carn & Co.
Nana Corp. Compensation
Deferral Plan
Attn:  Mutual Fund Star
P.O. Box 96211
Washington, DC 20090-6211              --                --               --            6.31%                 --

Charles Schwab & Co. Inc.
Reinvestment Acct
101 Montgomery St
San Francisco, CA 94104-4122         5.23%               --               --              --                  --

Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY 10001-2402                --                --             5.96%             --                  --

Compass Bancshares Inc
Employee Stock Ownership Plan
Nationwide Trust Co. TTEE
FBO Compass Bancshares Inc.
P.O. Box 1412
Austin, TX 78767-1412                  --                --               --              --                8.04%

                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-9097               --                --               --            5.37%                 --

Heritage Registration Company
C/O Heritage Trust Co.
P.O. Box 21708 Omnibus
for Reinv Acct:
Oklahoma City, OK 73156-1708           --                --               --              --                5.17%

Mercantile Safe Deposit
cust FBO Washington
County Hosp Assoc Cash Bal Pen
Plan
766 Old Hammonds Ferry Rd
Linthicum, MD 21090-2112               --                --               --              --                7.63%

Mercantile Safe Deposit &
Trust co. Cust FBO Washington
County Health System Open
766 Old Hammonds Ferry Rd
Linthicum, MD 21090-2112               --                --               --              --                6.81%

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246               7.77%             7.19%           17.90%             --                  --

                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
The Northern Trust Co.
FBO Northern Trust Tip-DV
P.O. Box 92956
Chicago, IL 60675                      --                --               --              --               38.41%

Wells Fargo Bank NA
FBO 401K - Mid Cap Core
P.O. Box 1533
Minneapolis, MN 55480-1533             --                --               --              --               23.09%

Wilmington Trust Co TTEE FBO
Westwood One, Inc. Savings &
PSP
c/o Mutual Funds
P. O. Box 8971
Wilmington DE 19899-8971               --                --               --            7.84%                 --


AIM SMALL CAP GROWTH FUND


                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust TTEE
FBO W.E. Stanley & Co. Inc.
Omnibus Daily Trading
300 E. Wendover Ave
Ste 100
Greensboro, NC 27401-1221              --                --               --           13.50%                --

City Street TTEE:
Nestle 401(K) Savings Plan
105 Rosemont Road
Westwood, MA 02090-2318                --                --               --              --               13.89%

                                     CLASS A          CLASS B          CLASS C          CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments
Institutional Operations
Co. (F110C) as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Mail Location - KW1C
Covington, KY 41015-1999               --                --               --              --               23.95%

ING Life Insurance and Annuity
151 Farmington Ave. - TN41
Hartford, CT 06156-0001                --                --               --            6.24%                 --

The Manufacturers Life
Insurance Company
(U.S.A)
250 Bloor St East
7th Floor
Toronto, ON M4W 1E5 Canada           9.97%               --               --              --                  --

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246               9.64%             9.29%           19.48%             --                  --

State Street Bank
105 Rosemont Road
Westwood, MA 02090-2318                --                --               --              --               11.00%

Wells Fargo Bank West
NA TTEE New York
Metropolitan Transportation
Authority 457 & 401K DEF Comp
PL
8515 E. Orchard Rd. #2T2
Greenwood Vlg, CO 80111-5037           --                --               --              --               38.34%

AIM AGGRESSIVE ALLOCATION FUND, AIM CONSERVATIVE ALLOCATION FUND AND AIM MODERATE ALLOCATION FUND

         AIM provided the initial capitalization of each Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to "control" each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund's shares, AIM will cease to control each Fund for the purposes of the 1940 Act.

MANAGEMENT OWNERSHIP


         As of April 5, 2004, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                  2003                                2002                                2001
                                  ----                                ----                                ----
                                               NET                                 NET                                 NET
                   MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT
     FUND NAME     FEE PAYABLE FEE WAIVERS  FEE PAID   FEE PAYABLE FEE WAIVERS  FEE PAID   FEE PAYABLE FEE WAIVERS  FEE PAID
------------------ ----------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
AIM Aggressive
Allocation Fund(1)         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A

AIM Basic Value
Fund               $34,395,027 $    84,222 $34,310,805 $31,679,859 $    39,803 $31,640,056 $16,948,293 $    13,380 $16,934,913

AIM
Conservative
Allocation Fund(1)         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A

AIM Global
Equity Fund        $ 1,398,793 $    72,356 $ 1,326,437 $ 1,448,177 $    79,200 $ 1,368,977 $   748,360 $   186,796 $   561,564

AIM Mid Cap
Core Equity Fund   $15,648,450 $    78,152 $15,570,298 $ 9,735,227 $    42,589 $ 9,692,638 $ 4,690,551 $     8,143 $ 4,682,408

AIM Moderate
Allocation Fund(1)         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A         N/A

AIM Small Cap
Growth Fund        $ 9,914,438 $    29,940 $ 9,884,498 $ 7,192,423 $    23,725 $ 7,168,698 $ 5,262,338 $     4,597 $ 5,257,741


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                       2003                 2002               2001
         ---------                       ----                 ----               ----
AIM Aggressive Allocation                 N/A                 N/A                 N/A
Fund(1)

AIM Basic Value Fund                   $645,285             $486,863           $279,428

AIM Conservative                          N/A                 N/A                 N/A
Allocation Fund(1)

AIM Global Equity Fund                  $50,000             $50,000             $50,000

AIM Mid Cap Core Equity                $487,969             $274,931           $133,274
Fund

AIM Moderate Allocation                   N/A                 N/A                 N/A
Fund(1)

AIM Small Cap Growth Fund              $365,048             $206,896           $134,512


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:


                  FUND                            2003              2002             2001
                  ----                         -----------        ----------       ----------
AIM Aggressive Allocation Fund(2)                      N/A                N/A              N/A
AIM Basic Value Fund(3)                         $4,078,941      $   7,413,401    $   7,503,643
AIM Conservative Allocation Fund(2)                    N/A                N/A              N/A
AIM Global Equity Fund(4)                          851,859            435,419          332,231
AIM Mid Cap Core Equity Fund                     3,392,660          2,957,059        1,571,624
AIM Moderate Allocation Fund(2)                        N/A                N/A              N/A
AIM Small Cap Growth Fund(5)                     2,705,367          1,470,812          567,827


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2)      Commenced operations on April 30, 2004.


(3) The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2003 and 2002, was due to unusually low portfolio activity in 2003, based on the attractive investment opportunities the portfolio management team believed were represented in the Fund throughout the year.



(4) The variation in brokerage commissions paid by AIM Global Equity Fund for the fiscal year ended December 31, 2003 as compared to the prior fiscal year ended December 31, 2002 was due to an increase in transactions executed with commissions.



(5) The variation in brokerage commissions paid by AIM Small Cap Growth Fund for the fiscal years ended December 31, 2003 and 2002, as compared to the prior fiscal year, was due to a significant increase in asset levels that led to additional buying and selling of stocks.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended December 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                            Related
             Fund                          Transactions              Brokerage Commissions
             ----                          ------------              ---------------------
AIM Aggressive Allocation Fund(1)                      N/A                            N/A
AIM Basic Value Fund                    $      506,403,812              $         879,895
AIM Conservative Allocation Fund(1)                    N/A                            N/A
AIM Global Equity Fund                          61,875,153                         96,243
AIM Mid Cap Core Equity Fund                   433,047,689                        772,267
AIM Moderate Allocation Fund(1)                        N/A                            N/A
AIM Small Cap Growth Fund                       95,034,720                        236,645



         During the last fiscal year ended December 31, 2003, none of the Funds except AIM Basic Value Fund purchased securities issued by the following companies, which are "regular" brokers or dealers of the Fund:



                                                                                    Market Value
                                                                             -------------------------
      Issuer                                      Security                   (as of December 31, 2003)
      ------                                      --------                   -------------------------
J.P. Morgan Chase & Co.                         Common Stock                    $     130,611,880
Merrill Lynch & Co., Inc.                       Common Stock                          153,487,050
Morgan Stanley                                  Common Stock                          143,517,600


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended December 31, 2003 follows:


                                            CLASS A            CLASS B           CLASS C          CLASS R
               FUND                         SHARES             SHARES            SHARES           SHARES
               ----                         -------            -------           -------          -------
AIM Aggressive Allocation Fund(1)                 N/A                N/A               N/A             N/A
AIM Basic Value Fund                      $10,481,300        $16,194,076        $5,548,635         $27,735
AIM Conservative Allocation Fund(1)               N/A                N/A               N/A             N/A
AIM Global Equity Fund                        413,087            546,219            62,266             N/A
AIM Mid Cap Core Equity Fund                5,149,004          5,748,759         2,183,858          72,065
AIM Moderate Allocation Fund(1)                   N/A                N/A               N/A             N/A
AIM Small Cap Growth Fund                   4,048,192          1,622,604           444,025          20,724


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2003 follows:


                                                     PRINTING &              UNDERWRITERS            DEALERS
                                      ADVERTISING    MAILING     SEMINARS    COMPENSATION          COMPENSATION
                                      -----------    --------    --------    ------------          ------------
AIM Aggressive Allocation Fund(1)           N/A           N/A         N/A           N/A                    N/A
AIM Basic Value Fund                   $525,878       $84,022    $355,774       $ - 0 -             $9,515,627
AIM Conservative Allocation Fund(1)         N/A           N/A         N/A           N/A                    N/A
AIM Global Equity Fund                   15,522         2,423       8,973         - 0 -                386,169
AIM Mid Cap Core Equity Fund            246,348        40,705     151,036         - 0 -              4,710,915
AIM Moderate Allocation Fund(1)             N/A           N/A         N/A           N/A                    N/A
AIM Small Cap Growth  Fund                - 0 -         - 0 -       - 0 -         - 0 -              2,891,566


         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2003 follows:


                                                     PRINTING &                 UNDERWRITERS          DEALERS
                                      ADVERTISING     MAILING    SEMINARS       COMPENSATION        COMPENSATION
                                      ----------     --------    --------       ------------        ------------
AIM Aggressive Allocation Fund(1)           N/A           N/A         N/A                N/A               N/A
AIM Basic Value Fund                   $125,479       $20,362     $79,464        $12,145,557        $3,823,214
AIM Conservative Allocation Fund(1)         N/A           N/A         N/A                N/A               N/A
AIM Global Equity Fund                    1,247           274       1,521            409,664           133,513
AIM Mid Cap Core Equity Fund             84,462        14,036      54,721          4,311,569         1,283,971
AIM Moderate Allocation Fund(1)             N/A           N/A         N/A                N/A               N/A
AIM Small Cap Growth Fund                 5,538           890       3,461          1,216,953           395,762


         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2003 follows:


                                                     PRINTING &                   UNDERWRITERS        DEALERS
                                       ADVERTISING    MAILING     SEMINARS        COMPENSATION     COMPENSATION
                                       -----------   --------     --------        ------------     ------------
AIM Aggressive Allocation Fund(1)            N/A          N/A         N/A                N/A               N/A
AIM Basic Value Fund                     $65,594      $10,733     $41,741           $772,808        $4,657,759
AIM Conservative Allocation Fund(1)          N/A          N/A         N/A                N/A               N/A
AIM Global Equity Fund                     - 0 -        - 0 -       - 0 -             11,209            51,057
AIM Mid Cap Core Equity Fund              58,713        9,693      37,841            716,209         1,361,535
AIM Moderate Allocation Fund(1)              N/A          N/A         N/A                N/A               N/A
AIM Small Cap Growth  Fund                 2,863          629       2,619             41,908           396,006


         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended December 31, 2003 follows:


                                                     PRINTING &                 UNDERWRITERS           DEALERS
                                       ADVERTISING   MAILING      SEMINARS      COMPENSATION        COMPENSATION
                                       -----------   --------     --------      ------------        ------------
AIM Aggressive Allocation Fund(1)            N/A          N/A         N/A                N/A               N/A
AIM Basic Value Fund                      $2,978      $   504      $2,106            $12,321            $9,826
AIM Conservative Allocation Fund(1)          N/A          N/A         N/A                N/A               N/A
AIM Mid Cap Core Equity Fund               8,096        1,304       4,934             32,152            25,543
AIM Moderate Allocation Fund(1)              N/A          N/A         N/A                N/A               N/A
AIM Small Cap Growth  Fund                 2,160          367       1,076              8,952             8,169


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX L

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending December 31:


                                                 2003                    2002                       2001
                                                 ----                    ----                       ----
                                          SALES       AMOUNT       SALES       AMOUNT         SALES       AMOUNT
                                         CHARGES     RETAINED     CHARGES     RETAINED       CHARGES     RETAINED
                                         -------     --------     -------     --------       -------     --------
AIM Aggressive Allocation Fund(1)              N/A         N/A          N/A          N/A          N/A         N/A
AIM Basic Value Fund                   $ 5,004,113  $  759,942  $ 9,981,981  $ 1,521,182  $14,544,555  $2,184,609
AIM Conservative Allocation Fund(1)            N/A         N/A          N/A          N/A          N/A         N/A
AIM Global Equity Fund                     158,159      28,656       94,201       16,958       41,446       7,183
AIM Mid Cap Core Equity Fund             4,684,623     701,330    5,400,197      804,255    2,865,187     431,519
AIM Moderate Allocation Fund(1)                N/A         N/A          N/A          N/A          N/A         N/A
AIM Small Cap Growth Fund                  334,139      52,157    1,310,416      198,431      940,378     132,238


         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:


                                                              2003            2002               2001
                                                              ----            ----               ----
AIM Aggressive Allocation Fund(1)                                 N/A             N/A                N/A
AIM Basic Value Fund                                      $   117,667      $  235,808         $  171,073
AIM Conservative Allocation Fund(1)                               N/A             N/A                N/A
AIM Global Equity Fund                                            366           1,906             18,377
AIM Mid Cap Core Equity Fund                                   54,978          72,938             29,528
AIM Moderate Allocation Fund(1)                                   N/A             N/A                N/A
AIM Small Cap Growth Fund                                      26,238          53,881             44,797


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX M

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                         -------------
                                                                       DECEMBER 31, 2003
                                                                       -----------------
                                                                                                SINCE      INCEPTION
         CLASS A SHARES:                          1 YEAR         5 YEARS       10 YEARS       INCEPTION       DATE
         --------------                           ------         -------       --------       ---------    ---------
AIM Aggressive Allocation Fund(1)                    N/A            N/A            N/A             N/A       04/30/04
AIM Basic Value Fund                              26.42%          9.08%            N/A          12.88%       10/18/95
AIM Conservative Allocation Fund(1)                  N/A            N/A            N/A             N/A       04/30/04
AIM Global Equity Fund                            30.93%          6.59%            N/A           6.25%       09/15/97
AIM Mid Cap Core Equity Fund                      20.13%         11.83%         12.10%             N/A       06/09/87
AIM Moderate Allocation Fund(1)                      N/A            N/A            N/A             N/A       04/30/04
AIM Small Cap Growth Fund                         31.44%          9.08%            N/A          12.33%       10/18/95


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                         -------------
                                                                       DECEMBER 31, 2003
                                                                       -----------------
                                                                                                SINCE      INCEPTION
         CLASS B SHARES:                          1 YEAR         5 YEARS       10 YEARS       INCEPTION       DATE
         --------------                           ------         -------       --------       ---------    ---------
AIM Aggressive Allocation Fund(1)                    N/A            N/A           N/A              N/A       04/30/04
AIM Basic Value Fund                              27.95%          9.33%           N/A           12.96%       10/18/95
AIM Conservative Allocation Fund(1)                  N/A            N/A           N/A              N/A       04/30/04
AIM Global Equity Fund                            31.90%          6.81%           N/A            6.55%       09/15/97
AIM Mid Cap Core Equity Fund                      21.30%         12.11%        12.15%              N/A       04/01/93
AIM Moderate Allocation Fund(1)                      N/A            N/A           N/A              N/A       04/30/04
AIM Small Cap Growth Fund                         33.08%          9.24%           N/A           12.33%       10/18/95





(1)      Commenced operations on April 30, 2004.

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                                 PERIODS ENDED
                                                                                 -------------
                                                                               DECEMBER 31, 2003
                                                                               -----------------
                                                                                                 SINCE       INCEPTION
         CLASS C SHARES:                                         1 YEAR        5 YEARS         INCEPTION       DATE
         --------------                                          ------        -------         ---------     ---------
AIM Aggressive Allocation Fund(1)                                   N/A           N/A              N/A       04/30/04
AIM Basic Value Fund                                             31.90%           N/A            6.40%       05/03/99
AIM Conservative Allocation Fund(1)                                 N/A           N/A              N/A       04/30/04
AIM Global Equity Fund                                           35.79%         7.12%            7.43%       01/02/98
AIM Mid Cap Core Equity Fund                                     25.28%           N/A           12.17%       05/03/99
AIM Moderate Allocation Fund(1)                                     N/A           N/A              N/A       04/30/04
AIM Small Cap Growth Fund                                        37.10%           N/A            7.10%       05/03/99


         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                          -------------
                                                                       DECEMBER 31, 2003(2)
                                                                       --------------------
                                                                                                SINCE         INCEPTION
         CLASS R SHARES:                          1 YEAR        5 YEARS       10 YEARS        INCEPTION         DATE
         --------------                           ------        -------       --------        ---------       ---------
AIM Aggressive Allocation Fund(1)                    N/A            N/A           N/A              N/A       04/30/04
AIM Basic Value Fund                              33.52%         10.15%           N/A           13.49%       10/18/95(3)
AIM Conservative Allocation Fund(1)                  N/A            N/A           N/A              N/A       04/30/04
AIM Mid Cap Core Equity Fund                      26.96%         12.96%        12.58%              N/A       06/09/87(3)
AIM Moderate Allocation Fund(1)                      N/A            N/A           N/A              N/A       04/30/04
AIM Small Cap Growth Fund                         38.88%         10.12%           N/A           12.92%       10/18/95(3)


(1)      Commenced operations on April 30, 2004.


(2) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.


(3) The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                          -------------
                                                                        DECEMBER 31, 2003
                                                                        -----------------
                                                                                               SINCE        INCEPTION
         CLASS A SHARES:                          1 YEAR        5 YEARS       10 YEARS       INCEPTION         DATE
         --------------                           ------        -------       --------       ---------      ---------
AIM Aggressive Allocation Fund(1)                    N/A            N/A           N/A              N/A       04/30/04
AIM Basic Value Fund                              26.42%         54.42%           N/A          170.19%       10/18/95
AIM Conservative Allocation Fund(1)                  N/A            N/A           N/A              N/A       04/30/04
AIM Global Equity Fund                            30.93%         37.58%           N/A           46.41%       09/15/97
AIM Mid Cap Core Equity Fund                      20.13%         74.93%       213.37%              N/A       06/09/87
AIM Moderate Allocation Fund(1)                      N/A            N/A           N/A              N/A       04/30/04
AIM Small Cap Growth Fund                         31.44%         54.41%           N/A          159.57%       10/18/95


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                          PERIODS ENDED
                                                                          -------------
                                                                        DECEMBER 31, 2003
                                                                        -----------------
                                                                                               SINCE        INCEPTION
         CLASS B SHARES:                          1 YEAR        5 YEARS       10 YEARS       INCEPTION         DATE
         --------------                           ------        -------       --------       ---------      ---------
AIM Aggressive Allocation Fund(1)                    N/A            N/A           N/A              N/A       04/30/04
AIM Basic Value Fund                              27.95%         56.23%           N/A          171.64%       10/18/95
AIM Conservative Allocation Fund(1)                  N/A            N/A           N/A              N/A       04/30/04
AIM Global Equity Fund                            31.90%         39.01%           N/A           49.11%       09/15/97
AIM Mid Cap Core Equity Fund                      21.30%         77.12%       214.68%              N/A       04/01/93
AIM Moderate Allocation Fund(1)                      N/A            N/A           N/A              N/A       04/30/04
AIM Small Cap Growth Fund                         33.08%         55.54%           N/A          159.60%       10/18/95


(1)      Commenced operations on April 30, 2004.

         The cumulative total returns (including maximum applicable contingent deferred sales charge ) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                         PERIODS ENDED
                                                                       DECEMBER 31, 2003
                                                                       -----------------
                                                                                              SINCE      INCEPTION
         CLASS C SHARES:                           1 YEAR        5 YEARS       10 YEARS     INCEPTION       DATE
         --------------                            ------        -------       --------     ---------     ---------
AIM Aggressive Allocation Fund(1)                     N/A           N/A           N/A            N/A      04/30/04
AIM Basic Value Fund                               31.90%           N/A           N/A         33.55%      05/03/99
AIM Conservative Allocation Fund(1)                   N/A           N/A           N/A            N/A      04/30/04
AIM Global Equity Fund                             35.79%        41.05%           N/A         53.65%      01/02/98
AIM Mid Cap Core Equity Fund                       25.28%           N/A           N/A         70.85%      05/03/99
AIM Moderate Allocation Fund(1)                       N/A           N/A           N/A            N/A      04/30/04
AIM Small Cap Growth Fund                          37.10%           N/A           N/A         37.70%      05/03/99


         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                        PERIODS ENDED
                                                                     DECEMBER 31, 2003(2)
                                                                     --------------------
                                                                                          SINCE            INCEPTION
         CLASS R SHARES:                         1 YEAR       5 YEARS     10 YEARS      INCEPTION             DATE
         --------------                          ------       -------     --------      ---------             ----
AIM Aggressive Allocation Fund(1)                    N/A         N/A          N/A            N/A          04/30/04
AIM Basic Value Fund                              33.52%      62.17%          N/A        182.43%          10/18/95(3)
AIM Conservative Allocation Fund(1)                  N/A         N/A          N/A            N/A          04/30/04
AIM Mid Cap Core Equity Fund                      26.96%      83.91%      227.09%            N/A          06/09/87(3)
AIM Moderate Allocation Fund(1)                      N/A         N/A          N/A            N/A          04/30/04
AIM Small Cap Growth Fund                         38.88%      61.93%          N/A        171.02%          10/18/95(3)


(1)      Commenced operations on April 30, 2004.


(2) The returns shown for the one year period are the historical returns of the Fund's Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.


(3) The inception date shown in the table is that of the funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                           SINCE          INCEPTION
         CLASS A SHARES:                          1 YEAR      5 YEARS      10 YEARS      INCEPTION           DATE
         --------------                           ------      -------      --------      ---------        ---------
AIM Aggressive Allocation Fund(1)                    N/A         N/A          N/A            N/A          04/30/04
AIM Basic Value Fund                              26.42%       8.97%          N/A         12.31%          10/18/95
AIM Conservative Allocation Fund(1)                  N/A         N/A          N/A            N/A          04/30/04
AIM Global Equity Fund                            30.73%       5.40%          N/A          4.95%          09/15/97
AIM Mid Cap Core Equity Fund                      20.13%      10.01%        9.31%            N/A          06/09/87
AIM Moderate Allocation Fund(1)                      N/A         N/A          N/A            N/A          04/30/04
AIM Small Cap Growth Fund                         31.44%       8.52%          N/A         11.34%          10/18/95


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                           SINCE         INCEPTION
         CLASS B SHARES:                          1 YEAR      5 YEARS      10 YEARS      INCEPTION          DATE
         --------------                           ------      -------      --------      ---------       ---------
AIM Aggressive Allocation Fund(1)                    N/A         N/A          N/A            N/A          04/30/04
AIM Basic Value Fund                              27.95%       9.23%          N/A         12.40%          10/18/95
AIM Conservative Allocation Fund(1)                  N/A         N/A          N/A            N/A          04/30/04
AIM Global Equity Fund                            31.68%       5.60%          N/A          5.26%          09/15/97
AIM Mid Cap Core Equity Fund                      21.30%      10.15%        9.28%            N/A          04/01/93
AIM Moderate Allocation Fund(1)                      N/A         N/A          N/A            N/A          04/30/04
AIM Small Cap Growth Fund                         33.08%       8.65%          N/A         11.32%          10/18/95


(1)      Commenced operations on April 30, 2004.

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                          SINCE           INCEPTION
         CLASS C SHARES:                             1 YEAR             5 YEARS         INCEPTION            DATE
         --------------                              ------             -------         ---------          --------
AIM Aggressive Allocation Fund(1)                       N/A                N/A               N/A          04/30/04
AIM Basic Value Fund                                 31.90%                N/A             6.30%          05/03/99
AIM Conservative Allocation Fund(1)                     N/A                N/A               N/A          04/30/04
AIM Global Equity Fund                               35.57%              5.93%             6.37%          01/02/98
AIM Mid Cap Core Equity Fund                         25.28%                N/A            10.10%          05/03/99
AIM Moderate Allocation Fund(1)                         N/A                N/A               N/A          04/30/04
AIM Small Cap Growth Fund                            37.10%                N/A             6.49%          05/03/99


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less that ten years) ended December 31 are as follows:


                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                          SINCE          INCEPTION
         CLASS A SHARES:                          1 YEAR      5 YEARS     10 YEARS      INCEPTION           DATE
         --------------                           ------      -------     --------      ----------       ---------
AIM Aggressive Allocation Fund(1)                    N/A         N/A          N/A            N/A          04/30/04
AIM Basic Value Fund                              17.17%       7.83%          N/A         11.09%          10/18/95
AIM Conservative Allocation Fund(1)                  N/A         N/A          N/A            N/A          04/30/04
AIM Global Equity Fund                            20.37%       5.09%          N/A          4.69%          09/15/97
AIM Mid Cap Core Equity Fund                      13.08%       9.20%        8.82%            N/A          06/09/87
AIM Moderate Allocation Fund(1)                      N/A         N/A          N/A            N/A          04/30/04
AIM Small Cap Growth Fund                         20.44%       7.60%          N/A         10.31%          10/18/95





(1)      Commenced operations on April 30, 2004.

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                          SINCE          INCEPTION
         CLASS B SHARES:                          1 YEAR      5 YEARS     10 YEARS      INCEPTION           DATE
         --------------                           ------      -------     --------      ---------        ---------
AIM Aggressive Allocation Fund(1)                    N/A         N/A          N/A            N/A          04/30/04
AIM Basic Value Fund                              18.17%       8.06%          N/A         11.17%          10/18/95
AIM Conservative Allocation Fund(1)                  N/A         N/A          N/A            N/A          04/30/04
AIM Global Equity Fund                            21.01%       5.29%          N/A          4.98%          09/15/97
AIM Mid Cap Core Equity Fund                      13.84%       9.38%        8.83%            N/A          04/01/93
AIM Moderate Allocation Fund(1)                      N/A         N/A          N/A            N/A          04/30/04
AIM Small Cap Growth Fund                         21.50%       7.73%          N/A         10.30%          10/18/95


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                        PERIODS ENDED
                                                                      DECEMBER 31, 2003
                                                                      -----------------
                                                                                            SINCE        INCEPTION
         CLASS C SHARES:                             1 YEAR             5 YEARS           INCEPTION         DATE
         --------------                              ------             -------           ---------      ---------
AIM Aggressive Allocation Fund(1)                       N/A                N/A               N/A          04/30/04
AIM Basic Value Fund                                 20.74%                N/A             5.46%          05/03/99
AIM Conservative Allocation Fund(1)                     N/A                N/A               N/A          04/30/04
AIM Global Equity Fund                               23.55%              5.57%             5.93%          01/02/98
AIM Mid Cap Core Equity Fund                         16.43%                N/A             9.34%          05/03/99
AIM Moderate Allocation Fund(1)                         N/A                N/A               N/A          04/30/04
AIM Small Cap Growth Fund                            24.11%                N/A             5.83%          05/03/99


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX N

                               PENDING LITIGATION


         The following civil lawsuits, including purported class action and shareholder derivative suits, involving one or more AIM or INVESCO Funds, AIMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties either have been served or have had service of process waived as of March 18, 2004.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC.,

         BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM

         BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. The claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Basic Value Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Value Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.81%

ADVERTISING-5.64%

Interpublic Group of Cos., Inc. (The)(a)        11,282,700   $  176,010,120
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,145,000      187,322,850
===========================================================================
                                                                363,332,970
===========================================================================

AEROSPACE & DEFENSE-1.51%

Honeywell International Inc.                     2,899,200       96,920,256
===========================================================================

APPAREL RETAIL-2.45%

Gap, Inc. (The)                                  6,802,300      157,881,383
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.01%

Bank of New York Co., Inc. (The)                 4,150,000      137,448,000
---------------------------------------------------------------------------
Janus Capital Group Inc.                         3,449,000       56,598,090
===========================================================================
                                                                194,046,090
===========================================================================

BUILDING PRODUCTS-4.20%

American Standard Cos. Inc.(a)                   1,454,000      146,417,800
---------------------------------------------------------------------------
Masco Corp.                                      4,537,600      124,375,616
===========================================================================
                                                                270,793,416
===========================================================================

COMMUNICATIONS EQUIPMENT-1.28%

Motorola, Inc.                                   5,867,000       82,548,690
===========================================================================

CONSUMER ELECTRONICS-1.27%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             2,808,098       81,687,571
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.65%

Ceridian Corp.(a)                                6,071,300      127,133,022
---------------------------------------------------------------------------
First Data Corp.                                 4,186,000      172,002,740
===========================================================================
                                                                299,135,762
===========================================================================

DIVERSIFIED BANKS-2.56%

Bank One Corp.                                   3,623,000      165,172,570
===========================================================================

DIVERSIFIED CAPITAL MARKETS-2.03%

J.P. Morgan Chase & Co.                          3,556,000      130,611,880
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.68%

Cendant Corp.(a)                                 7,355,000      163,795,850
---------------------------------------------------------------------------
H&R Block, Inc.                                  2,480,400      137,339,748
===========================================================================
                                                                301,135,598
===========================================================================

ELECTRIC UTILITIES-0.35%

FirstEnergy Corp.                                  647,300       22,784,960
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-2.28%

Waters Corp.(a)                                  4,430,000   $  146,898,800
===========================================================================

EMPLOYMENT SERVICES-0.84%

Robert Half International Inc.(a)                2,310,300       53,922,402
===========================================================================

ENVIRONMENTAL SERVICES-3.00%

Waste Management, Inc.                           6,537,167      193,500,143
===========================================================================

FOOD RETAIL-3.11%

Kroger Co. (The)(a)                              7,651,400      141,627,414
---------------------------------------------------------------------------
Safeway Inc.(a)                                  2,670,000       58,499,700
===========================================================================
                                                                200,127,114
===========================================================================

GENERAL MERCHANDISE STORES-2.23%

Target Corp.                                     3,745,600      143,831,040
===========================================================================

HEALTH CARE DISTRIBUTORS-4.55%

Cardinal Health, Inc.                            2,398,000      146,661,680
---------------------------------------------------------------------------
McKesson Corp.                                   4,541,900      146,067,504
===========================================================================
                                                                292,729,184
===========================================================================

HEALTH CARE FACILITIES-2.00%

HCA Inc.                                         2,994,000      128,622,240
===========================================================================

HEALTH CARE SERVICES-2.01%

IMS Health Inc.                                  5,200,900      129,294,374
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.79%

Starwood Hotels & Resorts Worldwide, Inc.        3,204,000      115,247,880
===========================================================================

INDUSTRIAL CONGLOMERATES-4.38%

Tyco International Ltd. (Bermuda)               10,646,000      282,119,000
===========================================================================

INDUSTRIAL MACHINERY-1.24%

Parker Hannifin Corp.                            1,337,600       79,587,200
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.61%

Merrill Lynch & Co., Inc.                        2,617,000      153,487,050
---------------------------------------------------------------------------
Morgan Stanley                                   2,480,000      143,517,600
===========================================================================
                                                                297,004,650
===========================================================================

LEISURE PRODUCTS-0.61%

Mattel, Inc.                                     2,021,460       38,953,534
===========================================================================

MANAGED HEALTH CARE-1.84%

UnitedHealth Group Inc.                          2,039,400      118,652,292
===========================================================================

MOVIES & ENTERTAINMENT-1.98%

Walt Disney Co. (The)                            5,470,000      127,615,100
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-3.43%

ENSCO International Inc.                         3,570,700   $   97,015,919
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)              5,171,698      124,172,469
===========================================================================
                                                                221,188,388
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.50%

Halliburton Co.                                  2,600,000       67,600,000
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      2,597,300       93,502,800
===========================================================================
                                                                161,102,800
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.91%

Citigroup Inc.                                   3,859,597      187,344,839
===========================================================================

PHARMACEUTICALS-4.40%

Aventis S.A. (France)                            2,266,000      149,361,033
---------------------------------------------------------------------------
Wyeth                                            3,160,000      134,142,000
===========================================================================
                                                                283,503,033
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.34%

ACE Ltd. (Cayman Islands)                        3,637,000      150,644,540
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.86%

Novellus Systems, Inc.(a)                        2,849,000      119,800,450
===========================================================================

SYSTEMS SOFTWARE-3.76%

Computer Associates International, Inc.          8,859,900      242,229,666
===========================================================================

THRIFTS & MORTGAGE FINANCE-5.51%

Fannie Mae                                       2,690,000      201,911,400
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

MGIC Investment Corp.                            1,284,100   $   73,116,654
---------------------------------------------------------------------------
Radian Group Inc.                                1,638,856       79,894,230
===========================================================================
                                                                354,922,284
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,277,316,546)                         6,234,892,099
===========================================================================

MONEY MARKET FUNDS-3.21%

Liquid Assets Portfolio(b)                     103,433,320      103,433,320
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                        103,433,320      103,433,320
===========================================================================
    Total Money Market Funds (Cost
      $206,866,640)                                             206,866,640
===========================================================================
TOTAL INVESTMENTS-100.02% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,484,183,186)                                             6,441,758,739
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.74%

Liquid Assets Portfolio(b)(c)                  313,614,189      313,614,189
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     313,614,190      313,614,190
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $627,228,379)                                       627,228,379
===========================================================================
TOTAL INVESTMENTS-109.76% (Cost
  $6,111,411,565)                                             7,068,987,118
===========================================================================
OTHER ASSETS LESS LIABILITIES-(9.76%)                          (628,464,983)
===========================================================================
NET ASSETS-100.00%                                           $6,440,522,135
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $5,277,316,546)*                            $6,234,892,099
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $834,095,019)                            834,095,019
------------------------------------------------------------
Foreign currencies, at value (cost $50)                   53
------------------------------------------------------------
Receivables for:
  Fund shares sold                                12,474,754
------------------------------------------------------------
  Dividends                                        7,827,614
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   138,696
------------------------------------------------------------
Other assets                                         161,876
============================================================
    Total assets                               7,089,590,111
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          15,318,599
------------------------------------------------------------
  Deferred compensation and retirement plans         205,647
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       627,228,379
------------------------------------------------------------
Accrued distribution fees                          3,279,448
------------------------------------------------------------
Accrued trustees' fees                                   952
------------------------------------------------------------
Accrued transfer agent fees                        2,783,955
------------------------------------------------------------
Accrued operating expenses                           250,996
============================================================
    Total liabilities                            649,067,976
============================================================
Net assets applicable to shares outstanding   $6,440,522,135
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,127,938,808
------------------------------------------------------------
Undistributed net investment income (loss)          (112,387)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (644,879,842)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              957,575,556
============================================================
                                              $6,440,522,135
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $3,812,300,412
____________________________________________________________
============================================================
Class B                                       $1,946,589,710
____________________________________________________________
============================================================
Class C                                       $  667,411,763
____________________________________________________________
============================================================
Class R                                       $   12,096,851
____________________________________________________________
============================================================
Institutional Class                           $    2,123,399
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          130,362,124
____________________________________________________________
============================================================
Class B                                           70,031,911
____________________________________________________________
============================================================
Class C                                           24,014,347
____________________________________________________________
============================================================
Class R                                              414,793
____________________________________________________________
============================================================
Institutional Class                                   71,838
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.24
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.24 divided by
      94.50%)                                 $        30.94
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        27.80
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        27.79
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        29.16
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.56
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $614,909,891 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends                                                     $   52,022,025
----------------------------------------------------------------------------
Dividends from affiliated money market funds*                      2,804,067
============================================================================
    Total investment income                                       54,826,092
============================================================================

EXPENSES:

Advisory fees                                                     34,395,027
----------------------------------------------------------------------------
Administrative services fees                                         645,285
----------------------------------------------------------------------------
Custodian fees                                                       383,198
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         10,481,300
----------------------------------------------------------------------------
  Class B                                                         16,194,076
----------------------------------------------------------------------------
  Class C                                                          5,548,635
----------------------------------------------------------------------------
  Class R                                                             27,735
----------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          14,127,373
----------------------------------------------------------------------------
Trustees' fees                                                        80,102
----------------------------------------------------------------------------
Other                                                              1,644,306
============================================================================
    Total expenses                                                83,527,037
============================================================================
Less: Fees waived and expense offset arrangements                   (157,442)
============================================================================
    Net expenses                                                  83,369,595
============================================================================
Net investment income (loss)                                     (28,543,503)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         (185,506,779)
----------------------------------------------------------------------------
  Foreign currencies                                                 296,126
============================================================================
                                                                (185,210,653)
============================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,755,021,433
----------------------------------------------------------------------------
  Foreign currencies                                                       3
============================================================================
                                                               1,755,021,436
============================================================================
Net gain from investment securities and foreign currencies     1,569,810,783
============================================================================
Net increase in net assets resulting from operations          $1,541,267,280
____________________________________________________________________________
============================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (28,543,503)   $   (22,688,599)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (185,210,653)      (224,532,143)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               1,755,021,436     (1,119,642,589)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                1,541,267,280     (1,366,863,331)
===============================================================================================
Share transactions-net:
  Class A                                                        371,075,475      1,177,106,683
-----------------------------------------------------------------------------------------------
  Class B                                                        (23,057,201)       447,671,199
-----------------------------------------------------------------------------------------------
  Class C                                                        (12,624,445)       122,712,958
-----------------------------------------------------------------------------------------------
  Class R                                                          8,800,089          1,424,141
-----------------------------------------------------------------------------------------------
  Institutional Class                                                131,671          1,422,881
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                344,325,589      1,750,337,862
===============================================================================================
    Net increase in net assets                                 1,885,592,869        383,474,531
===============================================================================================

NET ASSETS:

  Beginning of year                                            4,554,929,266      4,171,454,735
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(112,387) and $(65,471) for 2003 and 2002,
    respectively)                                             $6,440,522,135    $ 4,554,929,266
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers or
reimbursements may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended December 31, 2003, AIM waived fees of $84,222.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $645,285 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $5,098,624 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $10,481,300, $16,194,076, $5,548,635 and
$27,735, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $759,942 in front-end sales commissions from the sale of Class A shares and $49,430, $2,916, and $65,321, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES


The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                        UNREALIZED
                      MARKET VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION      MARKET VALUE      DIVIDEND     REALIZED
                       12/31/2002          COST            SALES        (DEPRECIATION)     12/31/2003        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio           $ 89,779,169     $466,486,753    $(452,832,602)      $     --       $103,433,320     $1,077,710      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio    89,779,169      466,486,753     (452,832,602)            --        103,433,320      1,049,202           --
====================================================================================================================================
  Subtotal            $179,558,338     $932,973,506    $ 905,665,204       $     --       $206,866,640     $2,126,912      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                       UNREALIZED
                 MARKET VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION      MARKET VALUE       DIVIDEND     REALIZED
                  12/31/2002            COST             SALES         (DEPRECIATION)     12/31/2003        INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $115,607,394      $  623,002,456    $ (424,995,661)      $     --       $313,614,189      $  342,114      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       115,607,395         623,002,456      (424,995,661)            --        313,614,190         335,041           --
====================================================================================================================================
  Subtotal       $231,214,789      $1,246,004,912    $  849,991,322       $     --       $627,228,379      $  677,155      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

  Total          $410,773,127      $2,178,978,418    $1,755,656,526       $     --       $834,095,019      $2,804,067      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $3,239,640.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $71,981 and reductions in custodian fees of $1,239 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $73,220.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $17,037 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with to these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $614,909,891 were on loan to brokers. The loans were secured by cash collateral of $627,228,379 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $677,155 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary or long-term capital gain distributions paid during the years ended December 31, 2003 and 2002.

Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments           945,048,830
------------------------------------------------------------
Temporary book/tax differences                      (112,387)
------------------------------------------------------------
Capital loss carryforward                       (632,353,116)
------------------------------------------------------------
Shares of beneficial interest                  6,127,938,808
============================================================
Total net assets                              $6,440,522,135
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $3.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $101,680,239
----------------------------------------------------------
December 31, 2010                              333,531,794
----------------------------------------------------------
December 31, 2011                              197,141,083
==========================================================
Total capital loss carryforward               $632,353,116
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $1,232,255,295 and $987,374,682, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
            INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                       $1,138,170,081
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (193,121,254)
============================================================
Net unrealized appreciation of investment
  securities                                  $  945,048,827
____________________________________________________________
============================================================
Cost of investments for tax purposes is
  $6,123,938,291.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2003, undistributed net investment income was increased by $28,496,587, undistributed net realized gains decreased by $296,126 and shares of beneficial interest decreased by $28,200,461. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                          2003                               2002
                                                              -----------------------------    --------------------------------
                                                                SHARES           AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      45,894,184    $1,127,030,777        76,760,537    $1,974,256,884
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      14,417,383       339,056,287        36,719,189       930,261,749
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       5,136,210       121,231,659        11,937,042       301,540,951
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        406,314        10,126,744            81,501         1,780,171
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            12,259           310,965            72,939         1,565,277
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,640,145        65,659,146         1,123,932        28,176,777
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,769,986)      (65,659,146)       (1,169,041)      (28,176,777)
===============================================================================================================================
Reacquired:
  Class A                                                     (34,160,186)     (821,614,448)      (34,569,714)     (825,326,978)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,284,365)     (296,454,342)      (20,054,811)     (454,413,773)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,926,753)     (133,856,104)       (7,825,922)     (178,827,993)
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (56,598)       (1,326,655)          (16,424)         (356,030)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (7,415)         (179,294)           (5,945)         (142,396)
===============================================================================================================================
                                                               12,301,192    $  344,325,589        63,053,283    $1,750,337,862
_______________________________________________________________________________________________________________________________
===============================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                     CLASS A
                                     -----------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------
                                        2003             2002             2001           2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    21.86       $    28.44       $    28.41      $  23.84      $ 18.13
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.06)           (0.04)(a)        (0.02)(a)      0.06         0.05(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.44            (6.54)            0.06          4.74         5.75
============================================================================================================
    Total from investment
      operations                           7.38            (6.58)            0.04          4.80         5.80
============================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --             0.00             0.00         (0.03)        0.00
------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --             0.00            (0.01)        (0.20)       (0.09)
============================================================================================================
    Total distributions                      --             0.00            (0.01)        (0.23)       (0.09)
============================================================================================================
Net asset value, end of period       $    29.24       $    21.86       $    28.44      $  28.41      $ 23.84
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                           33.76%          (23.14)%           0.16%        20.20%       32.04%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $3,812,300       $2,534,964       $2,066,536      $448,668      $70,791
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                   1.34%(c)         1.33%            1.30%         1.32%        1.69%(d)
============================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.28)%(c)       (0.17)%          (0.05)%        0.49%        0.23%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                      20%              30%              20%           56%          63%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,994,657,284.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.71% for the year ended December 31, 1999.


                                                                     CLASS B
                                     -----------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------
                                        2003             2002             2001           2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    20.91       $    27.38       $    27.54      $  23.23      $ 17.79
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.21)           (0.20)(a)        (0.19)(a)     (0.02)       (0.09)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.10            (6.27)            0.04          4.53         5.62
============================================================================================================
    Total from investment
      operations                           6.89            (6.47)           (0.15)         4.51         5.53
============================================================================================================
Less distributions from net
  realized gains                             --             0.00            (0.01)        (0.20)       (0.09)
============================================================================================================
Net asset value, end of period       $    27.80       $    20.91       $    27.38      $  27.54      $ 23.23
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                           32.95%          (23.63)%          (0.53)%       19.47%       31.13%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,946,590       $1,498,499       $1,538,292      $241,157      $55,785
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                   1.99%(c)         1.98%            1.95%         1.97%        2.34%(d)
============================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.93)%(c)       (0.82)%          (0.70)%       (0.16)%      (0.42)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                      20%              30%              20%           56%          63%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,619,407,558.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the year ended December 31, 1999.


                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                                              MAY 3, 1999 (DATE
                                                                    YEAR ENDED DECEMBER 31,                   SALES COMMENCED) TO
                                                     -----------------------------------------------------    DECEMBER 31,
                                                       2003           2002           2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  20.91       $  27.38       $  27.54       $  23.23          $21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.21)         (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      7.09          (6.27)          0.04           4.53            2.31
=================================================================================================================================
    Total from investment operations                     6.88          (6.47)         (0.15)          4.51            2.25
=================================================================================================================================
Less distributions from net realized gains                 --           0.00          (0.01)         (0.20)          (0.09)
=================================================================================================================================
Net asset value, end of period                       $  27.79       $  20.91       $  27.38       $  27.54          $23.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         32.90%        (23.63)%        (0.53)%        19.47%          10.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $667,412       $518,575       $566,627       $193,863          $7,669
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.99%(c)       1.98%          1.95%          1.97%           2.34%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.93)%(c)     (0.82)%        (0.70)%        (0.16)%         (0.42)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 20%            30%            20%            56%             63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $554,863,501.
(d)  Annualized
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the period ended December 31, 1999.
(f)  Not annualized for periods less than one year.


                                                                             CLASS R
                                                              --------------------------------------
                                                                                 JUNE 3, 2002 (DATE
                                                              YEAR ENDED         SALES COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.84                $ 27.54
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)                 (0.05)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.38                  (5.65)
====================================================================================================
    Total from investment operations                               7.32                  (5.70)
====================================================================================================
Net asset value, end of period                                  $ 29.16                $ 21.84
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   33.52%                (20.70)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,097                $ 1,421
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                            1.49%(c)               1.54%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)             (0.37)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,546,977.
(d)  Annualized
(e)  Not annualized for periods less than one year.


                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                 MARCH 15, 2002 (DATE
                                                              YEAR ENDED         SALES COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                 2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $21.95                $ 29.63
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08                   0.06(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.53                  (7.74)
=====================================================================================================
    Total from investment operations                               7.61                  (7.68)
=====================================================================================================
Net asset value, end of period                                   $29.56                $ 21.95
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   34.67%                (25.92)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,123                $ 1,471
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:                           0.71%(c)               0.81%(d)
=====================================================================================================
Ratio of net investment income to average net assets               0.35%(c)               0.35%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,682,752.
(d)  Annualized
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Trends Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Trends Fund (one of the funds constituting AIM Growth Series, formerly the sole portfolio constituting AIM Series Trust; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-53.24%

AEROSPACE & DEFENSE-0.86%

Precision Castparts Corp.                          34,200   $  1,553,022
========================================================================

AIR FREIGHT & LOGISTICS-1.38%

FedEx Corp.                                        27,200      1,836,000
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.(a)            25,000        675,250
========================================================================
                                                               2,511,250
========================================================================

APPAREL RETAIL-1.56%

Aeropostale, Inc.(a)                               23,700        649,854
------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               22,000        812,900
------------------------------------------------------------------------
Stage Stores, Inc.(a)                              49,000      1,367,100
========================================================================
                                                               2,829,854
========================================================================

APPLICATION SOFTWARE-0.76%

FactSet Research Systems Inc.                      36,000      1,375,560
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.38%

Nuveen Investments-Class A                         25,600        682,496
========================================================================

AUTO PARTS & EQUIPMENT-0.73%

American Axle & Manufacturing Holdings,
  Inc.(a)                                          32,900      1,329,818
========================================================================

AUTOMOBILE MANUFACTURERS-0.28%

Winnebago Industries, Inc.                          7,300        501,875
========================================================================

COMMUNICATIONS EQUIPMENT-1.39%

Avaya Inc.(a)                                      35,700        461,958
------------------------------------------------------------------------
Corning Inc.(a)                                    38,200        398,426
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          22,800        425,904
------------------------------------------------------------------------
Plantronics, Inc.(a)                               23,500        767,275
------------------------------------------------------------------------
QUALCOMM Inc.                                       8,800        474,584
========================================================================
                                                               2,528,147
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.63%

Best Buy Co., Inc.                                 10,000        522,400
------------------------------------------------------------------------
RadioShack Corp.                                   20,100        616,668
========================================================================
                                                               1,139,068
========================================================================

COMPUTER HARDWARE-1.35%

Dell Inc.(a)                                       72,100      2,448,516
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.17%

EMC Corp.(a)                                      118,900      1,536,188
------------------------------------------------------------------------
Lexmark International, Inc.(a)                      7,600        597,664
========================================================================
                                                               2,133,852
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

CONSTRUCTION & ENGINEERING-0.88%

Jacobs Engineering Group Inc.(a)                   33,200   $  1,593,932
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.28%

Toro Co. (The)                                     10,800        501,120
========================================================================

CONSUMER FINANCE-0.25%

Capital One Financial Corp.                         7,500        459,675
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.23%

Paychex, Inc.                                      11,000        409,200
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.94%

Apollo Group, Inc.-Class A(a)                      26,400      1,795,200
------------------------------------------------------------------------
University of Phoenix Online(a)                    25,100      1,730,143
========================================================================
                                                               3,525,343
========================================================================

ELECTRIC UTILITIES-2.43%

Exelon Corp.                                       66,400      4,406,304
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.24%

Monsanto Co.                                       78,200      2,250,596
========================================================================

FOREST PRODUCTS-0.53%

Louisiana-Pacific Corp.(a)                         53,500        956,580
========================================================================

HEALTH CARE EQUIPMENT-3.68%

Guidant Corp.                                      76,400      4,599,280
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           29,700      2,090,880
========================================================================
                                                               6,690,160
========================================================================

HEALTH CARE SERVICES-0.21%

Apria Healthcare Group Inc.(a)                     13,700        390,039
========================================================================

HOME IMPROVEMENT RETAIL-0.29%

Home Depot, Inc. (The)                             14,600        518,154
========================================================================

HOUSEHOLD PRODUCTS-1.93%

Colgate-Palmolive Co.                              70,000      3,503,500
========================================================================

INDUSTRIAL CONGLOMERATES-1.42%

3M Co.                                             30,300      2,576,409
========================================================================

INDUSTRIAL MACHINERY-0.90%

Dionex Corp.(a)                                    35,700      1,642,914
========================================================================

INTEGRATED OIL & GAS-0.55%

Occidental Petroleum Corp.                         23,700      1,001,088
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.38%

BellSouth Corp.                                    88,400   $  2,501,720
========================================================================

INTERNET RETAIL-0.65%

Amazon.com, Inc.(a)                                 8,900        468,496
------------------------------------------------------------------------
eBay Inc.(a)                                       11,000        710,490
========================================================================
                                                               1,178,986
========================================================================

LIFE & HEALTH INSURANCE-1.57%

Prudential Financial, Inc.                         68,400      2,857,068
========================================================================

MANAGED HEALTH CARE-5.33%

Anthem, Inc.(a)                                    31,000      2,325,000
------------------------------------------------------------------------
UnitedHealth Group Inc.                            85,700      4,986,026
------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  24,500      2,376,255
========================================================================
                                                               9,687,281
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.58%

Energen Corp.                                      25,700      1,054,471
========================================================================

OFFICE ELECTRONICS-0.29%

Xerox Corp.(a)                                     38,800        535,440
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.45%

Apache Corp.                                        5,600        454,160
------------------------------------------------------------------------
Evergreen Resources, Inc.(a)                       88,100      2,864,131
------------------------------------------------------------------------
Pogo Producing Co.                                 16,900        816,270
------------------------------------------------------------------------
St. Mary Land & Exploration Co.                    11,200        319,200
========================================================================
                                                               4,453,761
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.82%

Magellan Midstream Partners, L.P.                  29,900      1,495,000
========================================================================

PACKAGED FOODS & MEATS-1.92%

H.J. Heinz Co.                                     83,300      3,034,619
------------------------------------------------------------------------
Kellogg Co.                                        11,900        453,152
========================================================================
                                                               3,487,771
========================================================================

PERSONAL PRODUCTS-2.59%

Gillette Co. (The)                                128,000      4,701,440
========================================================================

PROPERTY & CASUALTY INSURANCE-0.40%

LandAmerica Financial Group, Inc.                  14,000        731,640
========================================================================

SEMICONDUCTORS-1.90%

Intel Corp.                                        64,300      2,070,460
------------------------------------------------------------------------
Linear Technology Corp.                            13,100        551,117
------------------------------------------------------------------------
Xilinx, Inc.(a)                                    21,200        821,288
========================================================================
                                                               3,442,865
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

SOFT DRINKS-0.25%

Coca-Cola Co. (The)                                 9,000   $    456,750
========================================================================

SPECIALIZED FINANCE-3.09%

CIT Group Inc.                                    132,700      4,770,565
------------------------------------------------------------------------
Moody's Corp.                                      13,900        841,645
========================================================================
                                                               5,612,210
========================================================================

SYSTEMS SOFTWARE-0.80%

Adobe Systems Inc.                                 37,000      1,454,100
========================================================================

THRIFTS & MORTGAGE FINANCE-1.36%

Radian Group Inc.                                  50,700      2,471,625
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.61%

Nextel Communications, Inc.-Class A(a)             39,400      1,105,564
========================================================================
    Total Domestic Common Stocks (Cost
      $83,716,322)                                            96,686,164
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-41.07%

AUSTRALIA-2.08%

CSR Ltd. (Construction Materials)                 631,000        877,672
------------------------------------------------------------------------
Macquarie Airports (Airport Services)             365,600        489,280
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                      303,400      2,417,980
========================================================================
                                                               3,784,932
========================================================================

BRAZIL-0.52%

Companhia Siderurgica Nacional S.A.-ADR
  (Steel)                                          17,700        948,720
========================================================================

CANADA-2.48%

Canadian National Railway Co. (Railroads)          28,700      1,815,895
------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)               69,200        775,830
------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                13,900        685,455
------------------------------------------------------------------------
Sun Life Financial Inc. (Life & Health
  Insurance)                                       17,700        441,134
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         31,400        787,423
========================================================================
                                                               4,505,737
========================================================================

DENMARK-0.49%

Novozymes A.S.-Class B (Specialty
  Chemicals)(a)                                    24,505        892,567
========================================================================

FRANCE-5.66%

Alcatel S.A. (Communications Equipment)(a)        228,598      2,935,921
------------------------------------------------------------------------
Compagnie de Saint-Gobain (Building Products)      24,682      1,204,953
------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.
  (Apparel, Accessories & Luxury Goods)            28,489      2,067,755
------------------------------------------------------------------------
Societe Generale (Diversified Banks)               46,126      4,061,533
========================================================================
                                                              10,270,162
========================================================================

ISRAEL-0.37%

Check Point Software Technologies Ltd.
  (Systems Software)(a)                            39,700        667,754
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

ITALY-0.42%

Mediaset S.p.A. (Broadcasting & Cable TV)          63,700   $    754,808
========================================================================

JAPAN-7.13%

Kyushu Electric Power Co., Inc. (Electric
  Utilities)                                       82,500      1,416,240
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                         2,000      4,526,826
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               108,400      4,291,170
------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Electric
  Utilities)                                      119,200      1,972,973
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      22,100        745,175
========================================================================
                                                              12,952,384
========================================================================

NETHERLANDS-6.84%

ABN AMRO Holding N.V. (Diversified Banks)         189,117      4,412,865
------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)              219,441      3,237,889
------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)                             204,989      4,767,751
========================================================================
                                                              12,418,505
========================================================================

NORWAY-2.55%

Statoil A.S.A. (Integrated Oil & Gas)             413,931      4,637,630
========================================================================

SINGAPORE-0.28%

Singapore Technologies Engineering Ltd.
  (Aerospace & Defense)                           429,000        515,391
========================================================================

SPAIN-0.44%

Banco Santander Central Hispano S.A.
  (Diversified Banks)                              67,601        798,482
========================================================================

SWEDEN-2.27%

Volvo A.B.-Class B (Construction, Farm
  Machinery & Heavy Trucks)                       135,053      4,120,610
========================================================================

UNITED KINGDOM-9.54%

Barclays PLC (Diversified Banks)                  192,620      1,713,596
------------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)            55,240        535,566
------------------------------------------------------------------------
Friends Provident PLC (Life & Health
  Insurance)                                      179,460        422,962
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

GlaxoSmithKline PLC (Pharmaceuticals)             109,490   $  2,502,328
------------------------------------------------------------------------
HBOS PLC (Diversified Banks)                       32,110        414,800
------------------------------------------------------------------------
HMV Group PLC (Specialty Stores)                  424,580      1,266,006
------------------------------------------------------------------------
Liberty International PLC (Real Estate
  Management & Development)(a)                     83,310      1,015,219
------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)          206,850      1,654,601
------------------------------------------------------------------------
Next PLC (Department Stores)                       45,660        915,536
------------------------------------------------------------------------
Standard Chartered PLC (Diversified Banks)        123,250      2,030,080
------------------------------------------------------------------------
Tesco PLC (Food Retail)                           227,220      1,045,695
------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)               500,280      3,814,177
========================================================================
                                                              17,330,566
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $65,032,454)                            74,598,248
========================================================================

MONEY MARKET FUNDS-5.80%

Liquid Assets Portfolio(b)                      5,266,639      5,266,639
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         5,266,639      5,266,639
========================================================================
    Total Money Market Funds (Cost
      $10,533,278)                                            10,533,278
========================================================================
TOTAL INVESTMENTS-100.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $159,282,054)                181,817,690
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.87%

Liquid Assets Portfolio(b)(c)                  10,778,427     10,778,427
------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     10,778,427     10,778,427
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $21,556,854)                                      21,556,854
========================================================================
TOTAL INVESTMENTS-111.98% (Cost $180,838,908)                203,374,544
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.98%)                       (21,752,287)
========================================================================
NET ASSETS-100.00%                                          $181,622,257
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs   - Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $148,748,776)*                               $171,284,412
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $32,090,132)                             32,090,132
-----------------------------------------------------------
Foreign currencies, at value (cost $30,356)          30,835
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  206,837
-----------------------------------------------------------
  Dividends                                         225,688
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    8,448
-----------------------------------------------------------
Other assets                                         53,250
===========================================================
    Total assets                                203,899,602
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            440,429
-----------------------------------------------------------
  Deferred compensation and retirement plans          9,958
-----------------------------------------------------------
  Collateral upon return of securities loaned    21,556,854
-----------------------------------------------------------
Accrued distribution fees                           142,880
-----------------------------------------------------------
Accrued transfer agent fees                          36,823
-----------------------------------------------------------
Accrued operating expenses                           90,401
===========================================================
    Total liabilities                            22,277,345
===========================================================
Net assets applicable to shares outstanding    $181,622,257
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $155,082,733
-----------------------------------------------------------
Undistributed net investment income (loss)          (96,189)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      4,059,738
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              22,575,975
===========================================================
                                               $181,622,257
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $109,205,475
___________________________________________________________
===========================================================
Class B                                        $ 62,423,723
___________________________________________________________
===========================================================
Class C                                        $  9,993,059
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,065,869
___________________________________________________________
===========================================================
Class B                                           4,747,118
___________________________________________________________
===========================================================
Class C                                             760,622
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.54
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.54 divided by
      95.25%)                                  $      14.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.15
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.14
___________________________________________________________
===========================================================

* At December 31, 2003, securities with an aggregate market value of $20,360,514 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $174,455)        $ 2,011,729
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                     142,163
-------------------------------------------------------------------------
Interest                                                              440
=========================================================================
    Total investment income                                     2,154,332
=========================================================================

EXPENSES:

Advisory fees                                                   1,398,793
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     69,608
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         413,087
-------------------------------------------------------------------------
  Class B                                                         546,219
-------------------------------------------------------------------------
  Class C                                                          62,266
-------------------------------------------------------------------------
Transfer agent fees                                               523,159
-------------------------------------------------------------------------
Trustees' fees                                                     10,977
-------------------------------------------------------------------------
Other                                                             172,543
=========================================================================
  Total expenses                                                3,246,652
=========================================================================
Less: Fees waived and expense offset arrangements                 (74,859)
=========================================================================
    Net expenses                                                3,171,793
=========================================================================
Net investment income (loss)                                   (1,017,461)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        25,882,140
-------------------------------------------------------------------------
  Foreign currencies                                               57,216
=========================================================================
                                                               25,939,356
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        21,702,097
-------------------------------------------------------------------------
  Foreign currencies                                               29,342
=========================================================================
                                                               21,731,439
=========================================================================
Net gain from investment securities and foreign currencies     47,670,795
=========================================================================
Net increase in net assets resulting from operations          $46,653,334
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,017,461)   $   (627,555)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     25,939,356      (2,829,930)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                21,731,439     (12,197,022)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 46,653,334     (15,654,507)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (1,099,695)             --
------------------------------------------------------------------------------------------
  Class B                                                         (657,717)             --
------------------------------------------------------------------------------------------
  Class C                                                         (104,451)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (1,861,863)             --
==========================================================================================
Share transactions-net:
  Class A                                                       14,480,900      (4,031,844)
------------------------------------------------------------------------------------------
  Class B                                                       (8,037,693)    (20,504,241)
------------------------------------------------------------------------------------------
  Class C                                                        3,472,062         418,162
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          9,915,269     (24,117,923)
==========================================================================================
    Net increase (decrease) in net assets                       54,706,740     (39,772,430)
==========================================================================================

NET ASSETS:

  Beginning of year                                            126,915,517     166,687,947
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(96,189) and $(5,915) for 2003 and 2002,
    respectively)                                             $181,622,257    $126,915,517
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Trends Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 3, 2003, the Fund was restructured from a separate series of AIM Series Trust to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to paid-in-capital by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund mergers and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively, through December 31, 2004. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended December 31, 2003, AIM waived fees of $72,356.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2003, AISI retained $254,518 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and

Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B and Class C shares paid $413,087, $546,219 and $62,266, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $28,656 in front-end sales commissions from the sale of Class A shares and $1, $9 and $356 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
                           12/31/2002       AT COST        FROM SALES     (DEPRECIATION)     12/31/2003      INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio   $ 2,581,132     $ 34,453,827    $ 31,768,320          $--         $ 5,266,639     $ 36,306         $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio        2,581,132       34,453,827      31,768,320          --          $ 5,266,639       35,501         --
====================================================================================================================================
    Subtotal              $ 5,162,264     $ 68,907,654    $ 63,536,640          $--         $10,533,278     $ 71,807         $--
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES TRANSACTIONS:

                                                                            UNREALIZED
                          MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
                           12/31/2002       AT COST        FROM SALES     (DEPRECIATION)     12/31/2003      INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio   $ 9,325,781     $ 47,638,781    $ 46,186,135          $--         $10,778,427     $ 35,719         $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio        9,325,781       47,638,781      46,186,135          --           10,778,427       34,637         --
====================================================================================================================================
    Subtotal              $18,651,562     $ 95,277,562    $ 92,372,270          $--         $21,556,854     $ 70,356         $--
====================================================================================================================================

    Total                 $23,813,826     $164,185,216    $155,908,910          $--         $32,090,132     $142,163         $--
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $127,616.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,394 and reductions in custodian fees of $109 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,503.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $3,869 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with to these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $20,360,514 were on loan to brokers. The loans were secured by cash collateral of $21,556,854 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $70,356 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                          2003         2002
-------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $1,861,863    $     --
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  4,184,645
-----------------------------------------------------------
Undistributed long-term gain                        880,859
-----------------------------------------------------------
Unrealized appreciation -- investments           22,489,895
-----------------------------------------------------------
Temporary book/tax differences                      (10,110)
-----------------------------------------------------------
Capital loss carryforward                        (1,005,765)
-----------------------------------------------------------
Shares of beneficial interest                   155,082,733
===========================================================
Total net assets                               $181,622,257
___________________________________________________________
===========================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax recognition of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $40,339.

    The Fund utilized $17,082,692 of capital loss carryforward in the current period to offset net realized capital gain for Federal Income Tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $1,005,765
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $243,736,483 and $242,188,580, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $23,810,343
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,360,787)
===========================================================
Net unrealized appreciation of investment
  securities                                    $22,449,556
___________________________________________________________
===========================================================


Cost of investments for tax purposes is $180,924,988.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, redemption fees and net operating losses, on December 31, 2003, undistributed net investment income was increased by $927,187, undistributed net realized gains decreased by $926,775 and shares of beneficial interest decreased by $412. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,158,946    $ 35,887,979     2,266,381    $ 24,253,742
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,249,960      14,101,531       936,078       9,711,743
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        478,993       5,518,242       564,146       5,848,635
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         79,020       1,041,482            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         48,243         617,509            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,806          99,838            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,005,025      11,354,405       861,814       9,217,406
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,032,096)    (11,354,405)     (878,858)     (9,217,406)
======================================================================================================================
Reacquired:
  Class A                                                     (3,045,439)    (33,802,966)   (3,589,667)    (37,502,992)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,080,501)    (11,402,328)   (2,041,108)    (20,998,578)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (195,070)     (2,146,018)     (521,726)     (5,430,473)
======================================================================================================================
                                                                 674,887    $  9,915,269*   (2,402,940)   $(24,117,923)
______________________________________________________________________________________________________________________
======================================================================================================================

* Amount is net of redemption fees of $412, based on relative net assets of each class.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A(a)
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(b)     (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.79         (1.03)        (2.17)        (1.11)         5.86
==============================================================================================================================
    Total from investment operations                              3.73         (1.05)        (2.27)        (1.30)         5.80
==============================================================================================================================
Less distributions:
  Dividends from net investment income                              --            --         (0.06)           --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.14)           --            --         (1.15)        (1.48)
==============================================================================================================================
Redemption fees added to paid-in capital                          0.00            --            --            --            --
==============================================================================================================================
Net asset value, end of period                                $  13.54       $  9.95       $ 11.00       $ 13.33       $ 15.78
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  37.51%        (9.55)%      (17.03)%       (7.90)%       51.93%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,205       $68,335       $80,630       $20,751       $20,595
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)      2.00%         2.00%         2.00%         1.03%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.05%(d)      2.05%         2.25%         2.14%         1.16%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(d)    (0.18)%       (0.94)%       (1.27)%       (0.50)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            178%           80%          154%          260%          147%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $82,617,402.


                                                                                        CLASS B(a)
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.71       $ 10.80       $ 13.12       $ 15.62       $ 11.41
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(b)     (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.69         (1.02)        (2.13)        (1.09)         5.82
=============================================================================================================================
    Total from investment operations                             3.58         (1.09)        (2.28)        (1.35)         5.69
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         (0.04)           --            --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.14)           --            --         (1.15)        (1.48)
=============================================================================================================================
Redemption fees added to paid-in capital                         0.00            --            --            --            --
=============================================================================================================================
Net asset value, end of period                                $ 13.15       $  9.71       $ 10.80       $ 13.12       $ 15.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                 36.90%       (10.09)%      (17.36)%       (8.30)%       51.18%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $62,424       $54,029       $81,459       $22,279       $29,118
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.50%         2.50%         2.50%         1.53%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.55%(d)      2.55%         2.75%         2.64%         1.66%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.00)%(d)    (0.68)%       (1.44)%       (1.77)%       (1.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           178%           80%          154%          260%          147%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $54,621,902.


                                                                                       CLASS C(a)
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2003         2002          2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.71       $ 10.79       $ 13.11       $15.62       $11.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.11)(b)     (0.07)(b)     (0.16)(b)    (0.26)(b)    (0.13)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.68         (1.01)        (2.12)       (1.10)        5.83
==========================================================================================================================
    Total from investment operations                            3.57         (1.08)        (2.28)       (1.36)        5.70
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            --            --         (0.04)          --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.14)           --            --        (1.15)       (1.48)
==========================================================================================================================
Redemption fees added to paid-in capital                        0.00            --            --           --           --
==========================================================================================================================
Net asset value, end of period                                $13.14       $  9.71       $ 10.79       $13.11       $15.62
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                36.79%       (10.01)%      (17.37)%      (8.37)%      51.33%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,993       $ 4,551       $ 4,600       $1,789       $  500
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.50%(d)      2.50%         2.50%        2.50%        1.53%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.55%(d)      2.55%         2.75%        2.64%        1.66%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.00)%(d)    (0.68)%       (1.44)%      (1.77)%      (1.00)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                          178%           80%          154%         260%         147%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,226,597.

NOTE 13--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Mid Cap Core Equity Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-82.68%

AEROSPACE & DEFENSE-1.36%

L-3 Communications Holdings, Inc.(a)                816,900   $   41,955,984
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.28%

V. F. Corp.                                         915,000       39,564,600
============================================================================

APPLICATION SOFTWARE-0.55%

Cadence Design Systems, Inc.(a)                     950,000       17,081,000
============================================================================

COMMERCIAL PRINTING-1.27%

Valassis Communications, Inc.(a)                  1,338,700       39,290,845
============================================================================

COMPUTER HARDWARE-0.91%

Diebold, Inc.                                       520,000       28,012,400
============================================================================

CONSTRUCTION MATERIALS-0.63%

Martin Marietta Materials, Inc.                     415,000       19,492,550
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.40%

Affiliated Computer Services, Inc.-Class A(a)       585,000       31,859,100
----------------------------------------------------------------------------
Ceridian Corp.(a)                                 3,141,200       65,776,728
----------------------------------------------------------------------------
Certegy Inc.                                      1,160,400       38,061,120
============================================================================
                                                                 135,696,948
============================================================================

DISTRIBUTORS-1.11%

Genuine Parts Co.                                 1,030,000       34,196,000
============================================================================

DIVERSIFIED CHEMICALS-0.80%

Engelhard Corp.                                     825,000       24,708,750
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.87%

Viad Corp.                                        1,072,800       26,820,000
============================================================================

ELECTRIC UTILITIES-3.30%

FPL Group, Inc.                                     300,000       19,626,000
----------------------------------------------------------------------------
TECO Energy, Inc.                                 1,900,000       27,379,000
----------------------------------------------------------------------------
Wisconsin Energy Corp.                            1,640,000       54,858,000
============================================================================
                                                                 101,863,000
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.17%

Rockwell Automation, Inc.                           870,000       30,972,000
----------------------------------------------------------------------------
Roper Industries, Inc.                              728,200       35,871,132
============================================================================
                                                                  66,843,132
============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-5.85%

Agilent Technologies, Inc.(a)                       883,400       25,830,616
----------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                           430,000       27,489,900
----------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                968,000       40,859,280
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   1,140,000       26,106,000
----------------------------------------------------------------------------
Waters Corp.(a)                                   1,810,000       60,019,600
============================================================================
                                                                 180,305,396
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

ELECTRONIC MANUFACTURING SERVICES-0.71%

Molex Inc.-Class A                                  748,125   $   21,964,950
============================================================================

ENVIRONMENTAL SERVICES-1.78%

Republic Services, Inc.                           2,139,600       54,837,948
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.26%

Scotts Co. (The)-Class A(a)                         654,200       38,702,472
============================================================================

FOOD RETAIL-2.02%

Kroger Co. (The)(a)                               1,976,700       36,588,717
----------------------------------------------------------------------------
Safeway Inc.(a)                                   1,170,000       25,634,700
============================================================================
                                                                  62,223,417
============================================================================

FOOTWEAR-1.17%

NIKE, Inc.-Class B                                  527,900       36,140,034
============================================================================

GENERAL MERCHANDISE STORES-1.11%

Family Dollar Stores, Inc.                          952,000       34,157,760
============================================================================

HEALTH CARE DISTRIBUTORS-0.66%

AmerisourceBergen Corp.                             364,500       20,466,675
============================================================================

HEALTH CARE EQUIPMENT-2.76%

Apogent Technologies Inc.(a)                      2,665,000       61,401,600
----------------------------------------------------------------------------
Bard (C.R.), Inc.                                   290,000       23,562,500
============================================================================
                                                                  84,964,100
============================================================================

HEALTH CARE SERVICES-1.87%

IMS Health Inc.                                   2,319,200       57,655,312
============================================================================

HEALTH CARE SUPPLIES-1.06%

Millipore Corp.(a)                                  762,000       32,804,100
============================================================================

HOME FURNISHINGS-1.53%

Mohawk Industries, Inc.(a)                          670,600       47,304,124
============================================================================

HOUSEWARES & SPECIALTIES-1.33%

Newell Rubbermaid Inc.                            1,799,900       40,983,723
============================================================================

INDUSTRIAL MACHINERY-6.03%

Dover Corp.                                       1,828,600       72,686,850
----------------------------------------------------------------------------
ITT Industries, Inc.                                325,000       24,118,250
----------------------------------------------------------------------------
Pentair, Inc.                                       950,000       43,415,000
----------------------------------------------------------------------------
SPX Corp.(a)                                        775,600       45,613,036
============================================================================
                                                                 185,833,136
============================================================================

LEISURE PRODUCTS-2.50%

Brunswick Corp.                                   2,420,000       77,028,600
============================================================================

METAL & GLASS CONTAINERS-1.38%

Pactiv Corp.(a)                                   1,775,000       42,422,500
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-1.78%

Herman Miller, Inc.                               1,390,000   $   33,735,300
----------------------------------------------------------------------------
Pitney Bowes Inc.                                   523,700       21,272,694
============================================================================
                                                                  55,007,994
============================================================================

OIL & GAS DRILLING-0.97%

Noble Corp. (Caymand Islands)(a)                    840,000       30,055,200
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.06%

BJ Services Co.(a)                                  845,000       30,335,500
----------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             685,000       31,921,000
----------------------------------------------------------------------------
Smith International, Inc.(a)                        770,000       31,970,400
============================================================================
                                                                  94,226,900
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.91%

Devon Energy Corp.                                  380,880       21,809,189
----------------------------------------------------------------------------
Pioneer Natural Resources Co.(a)                  1,014,400       32,389,792
----------------------------------------------------------------------------
XTO Energy, Inc.                                  1,257,600       35,590,080
============================================================================
                                                                  89,789,061
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.30%

Valero Energy Corp.                                 867,100       40,181,414
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.22%

Principal Financial Group, Inc.                   1,140,000       37,699,800
============================================================================

PACKAGED FOODS & MEATS-2.13%

Campbell Soup Co.                                 2,449,500       65,646,600
============================================================================

PHARMACEUTICALS-1.05%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          572,000       32,438,120
============================================================================

PROPERTY & CASUALTY INSURANCE-1.08%

ACE Ltd. (Bermuda)                                  805,000       33,343,100
============================================================================

PUBLISHING-1.54%

Lee Enterprises, Inc.                               344,900       15,054,885
----------------------------------------------------------------------------
New York Times Co. (The)-Class A                    679,600       32,478,084
============================================================================
                                                                  47,532,969
============================================================================

REGIONAL BANKS-1.82%

Marshall & Ilsley Corp.                             450,000       17,212,500
----------------------------------------------------------------------------
TCF Financial Corp.                                 760,000       39,026,000
============================================================================
                                                                  56,238,500
============================================================================

RESTAURANTS-0.76%

Outback Steakhouse, Inc.                            530,000       23,431,300
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

SEMICONDUCTOR EQUIPMENT-2.11%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                                1,865,400   $   37,401,270
----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                           657,800       27,660,490
============================================================================
                                                                  65,061,760
============================================================================

SEMICONDUCTORS-2.12%

Microchip Technology Inc.                         1,061,500       35,411,640
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                     770,000       29,829,800
============================================================================
                                                                  65,241,440
============================================================================

SPECIALTY CHEMICALS-2.51%

International Flavors & Fragrances Inc.           2,220,000       77,522,400
============================================================================

SYSTEMS SOFTWARE-2.76%

Computer Associates International, Inc.           3,111,600       85,071,144
============================================================================

THRIFTS & MORTGAGE FINANCE-0.82%

MGIC Investment Corp.                               444,300       25,298,442
============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.07%

W.W. Grainger, Inc.                                 696,600       33,011,874
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,063,464,358)                          2,550,117,474
============================================================================
MONEY MARKET FUNDS-18.20%

Liquid Assets Portfolio(b)                      280,649,536      280,649,536
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         280,649,537      280,649,537
============================================================================
    Total Money Market Funds (Cost
      $561,299,073)                                              561,299,073
============================================================================
TOTAL INVESTMENTS-100.88% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,624,763,431)                                              3,111,416,547
============================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.25%

Liquid Assets Portfolio(b)(c)                   111,811,023      111,811,023
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      111,811,024      111,811,024
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $223,622,047)                                        223,622,047
============================================================================
TOTAL INVESTMENTS-108.13% (Cost
  $2,848,385,478)                                              3,335,038,594
============================================================================
OTHER ASSETS LESS LIABILITIES-(8.13)%                           (250,732,054)
============================================================================
NET ASSETS-100.00%                                            $3,084,306,540
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $2,063,464,358)*                            $2,550,117,474
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $784,921,120)                            784,921,120
------------------------------------------------------------
Receivables for:
  Fund shares sold                                11,268,768
------------------------------------------------------------
  Dividends                                        2,495,573
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    61,382
------------------------------------------------------------
Other assets                                         120,975
============================================================
    Total assets                               3,348,985,292
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           31,933,052
------------------------------------------------------------
  Fund shares reacquired                           5,839,930
------------------------------------------------------------
  Deferred compensation and retirement plans          85,568
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       223,622,047
------------------------------------------------------------
Accrued distribution fees                          1,436,847
------------------------------------------------------------
Accrued transfer agent fees                        1,572,473
------------------------------------------------------------
Accrued operating expenses                           188,835
============================================================
    Total liabilities                            264,678,752
============================================================
Net assets applicable to shares outstanding   $3,084,306,540
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,597,446,910
------------------------------------------------------------
Undistributed net investment income (loss)           (40,566)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                              247,080
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     486,653,116
============================================================
                                              $3,084,306,540
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,025,406,571
____________________________________________________________
============================================================
Class B                                       $  702,266,537
____________________________________________________________
============================================================
Class C                                       $  303,296,309
____________________________________________________________
============================================================
Class R                                       $   27,280,638
____________________________________________________________
============================================================
Institutional Class                           $   26,056,485
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           75,247,801
____________________________________________________________
============================================================
Class B                                           28,618,364
____________________________________________________________
============================================================
Class C                                           12,373,532
____________________________________________________________
============================================================
Class R                                            1,014,504
____________________________________________________________
============================================================
Institutional Class                                  957,041
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        26.92
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.92 divided by
      94.50%)                                 $        28.49
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        24.51
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        26.89
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        27.23
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $218,334,360 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $31,574)         $ 19,452,350
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    5,173,579
==========================================================================
    Total investment income                                     24,625,929
==========================================================================

EXPENSES:

Advisory fees                                                   15,648,450
--------------------------------------------------------------------------
Administrative services fees                                       487,969
--------------------------------------------------------------------------
Custodian fees                                                     184,007
--------------------------------------------------------------------------
Distribution fees
  Class A                                                        5,149,004
--------------------------------------------------------------------------
  Class B                                                        5,748,759
--------------------------------------------------------------------------
  Class C                                                        2,183,858
--------------------------------------------------------------------------
  Class R                                                           72,065
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                         6,933,709
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              50
--------------------------------------------------------------------------
Trustees' fees                                                      38,901
--------------------------------------------------------------------------
Other                                                              994,914
==========================================================================
    Total expenses                                              37,441,686
==========================================================================
Less: Fees waived and expense offset arrangements                 (110,056)
==========================================================================
    Net expenses                                                37,331,630
==========================================================================
Net investment income (loss)                                   (12,705,701)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    32,726,586
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   552,964,014
==========================================================================
Net gain from investment securities                            585,690,600
==========================================================================
Net increase in net assets resulting from operations          $572,984,899
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (12,705,701)   $   (9,262,240)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             32,726,586       (22,288,653)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        552,964,014      (166,482,913)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  572,984,899      (198,033,806)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (1,222,471)
----------------------------------------------------------------------------------------------
  Class B                                                                 --          (638,804)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (201,407)
----------------------------------------------------------------------------------------------
  Class R                                                                 --            (2,622)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            (5,457)
==============================================================================================
    Decrease in net assets resulting from distributions                   --        (2,070,761)
==============================================================================================
Share transactions-net:
  Class A                                                        579,154,494       695,280,419
----------------------------------------------------------------------------------------------
  Class B                                                         64,080,894       234,195,517
----------------------------------------------------------------------------------------------
  Class C                                                         87,744,331       112,522,467
----------------------------------------------------------------------------------------------
  Class R                                                         20,697,205         2,780,637
----------------------------------------------------------------------------------------------
  Institutional Class                                             17,715,683         5,267,651
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                769,392,607     1,050,046,691
==============================================================================================
    Net increase in net assets                                 1,342,377,506       849,942,124
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,741,929,034       891,986,910
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(40,566) and $(18,142) for 2003 and 2002,
    respectively)                                             $3,084,306,540    $1,741,929,034
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of February 27, 2004, the Fund will only be offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended December 31, 2003, AIM waived fees of $78,152.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $487,969 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $2,466,974 for such services and reimbursed fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $5,149,004, $5,748,759, $2,183,858 and
$72,065, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $701,330 in front-end sales commissions from the sale of Class A shares and $9,052, $880, $45,046 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                         UNREALIZED                                     REALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND        GAIN
                  12/31/2002         AT COST          FROM SALES       (DEPRECIATION)     12/31/2003       INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $187,767,716     $  405,441,771    $  (312,559,951)       $  --         $280,649,536    $2,202,761       $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       187,767,716        405,441,772       (312,559,951)          --         $280,649,537     2,260,213          --
==================================================================================================================================
    Subtotal     $375,535,432     $  810,883,543    $  (625,119,902)       $  --         $561,299,073    $4,462,974       $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                         UNREALIZED                                      REALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND        GAIN
                  12/31/2002         AT COST          FROM SALES       (DEPRECIATION)     12/31/2003       INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $ 63,966,375     $  241,707,298    $  (193,862,650)       $  --         $111,811,023     $  360,209       $  --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio        63,966,376        240,987,043       (193,142,395)          --          111,811,024        350,396          --
===================================================================================================================================
    Subtotal     $127,932,751     $  482,694,341    $  (387,005,045)       $  --         $223,622,047     $  710,605       $  --
===================================================================================================================================

    Total        $503,468,183     $1,293,577,884    $(1,012,124,947)       $  --         $784,921,120     $5,173,579       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $1,136,743.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $31,758 and reductions of custodian fees of $146 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $31,904.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $9,318 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended December 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $218,334,360 were on loan to brokers. The loans were secured by cash collateral of $223,622,047 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $710,605 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                         2003         2002
-------------------------------------------------------------
Long-term capital gain                       --    $2,070,761
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed long-term gain                  $    3,506,995
------------------------------------------------------------
Unrealized appreciation -- investments           483,393,201
------------------------------------------------------------
Temporary book/tax differences                       (40,566)
------------------------------------------------------------
Shares of beneficial interest                  2,597,446,910
============================================================
Total net assets                              $3,084,306,540
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $20,731,654 of capital loss carryforward in the current period to offset net realized capital gain for Federal Income Tax purposes.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $1,257,402,630 and $716,943,937 respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $493,424,821
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (10,031,620)
===========================================================
Net unrealized appreciation of investment
  securities                                   $483,393,201
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,851,645,393.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses on December 31, 2003, undistributed net investment income was increased by $12,683,277, undistributed net realized gains decreased by $9,194,405 and shares of beneficial interest decreased by $3,488,872. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                          2003                                2002
                                                              -----------------------------      -------------------------------
                                                                SHARES            AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      39,159,554      $919,929,496       41,067,783      $  939,876,985
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,715,804       206,896,230       17,990,585         384,974,124
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,108,343       131,431,251        6,877,437         145,718,898
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                      1,091,088        25,744,449          140,266           2,963,401
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           888,554        21,488,316          263,499           6,068,412
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                                                             55,181           1,164,373
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                             31,286             606,185
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --            9,824             190,001
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             --                --              124               2,622
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --                --              257               5,457
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,043,981        47,199,629        1,600,496          36,525,348
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,234,738)      (47,199,629)      (1,736,124)        (36,525,348)
================================================================================================================================
Reacquired:
  Class A                                                     (16,620,639)     (387,974,631)     (12,610,500)       (282,286,287)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,607,039)      (95,615,707)      (5,692,653)       (114,859,444)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,055,754)      (43,686,920)      (1,660,523)        (33,386,432)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (208,127)       (5,047,244)          (8,847)           (185,386)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          (157,954)       (3,772,633)         (37,315)           (806,218)
================================================================================================================================
                                                               33,123,073      $769,392,607       46,290,776      $1,050,046,691
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 03, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    CLASS A
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                       2003             2002            2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    21.17       $    23.85       $  24.04       $  23.48       $  18.97
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)(a)        (0.09)(a)      (0.05)(a)       0.10(a)       (0.01)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       5.83            (2.56)          0.18           4.10           6.88
============================================================================================================================
    Total from investment operations                      5.75            (2.65)          0.13           4.20           6.87
============================================================================================================================
Less distributions:
  Dividends from net investment income                      --               --          (0.02)            --             --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --            (0.03)         (0.30)         (3.64)         (2.36)
============================================================================================================================
    Total distributions                                     --            (0.03)         (0.32)         (3.64)         (2.36)
============================================================================================================================
Net asset value, end of period                      $    26.92       $    21.17       $  23.85       $  24.04       $  23.48
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                          27.10%          (11.13)%         0.56%         18.76%         37.13%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,025,407       $1,072,673       $490,118       $259,803       $178,550
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                   1.41%(c)         1.43%          1.39%          1.37%          1.46%
============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.33)%(c)       (0.40)%        (0.22)%         0.38%         (0.07)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                     38%              38%            68%            72%            90%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,471,143.977.


                                                                                  CLASS B
                                                    --------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                      2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  19.43       $  22.03       $  22.36       $  22.21       $  18.16
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.21)(a)      (0.22)(a)      (0.19)(a)      (0.07)(a)      (0.14)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     5.32          (2.35)          0.16           3.86           6.55
========================================================================================================================
    Total from investment operations                    5.11          (2.57)         (0.03)          3.79           6.41
========================================================================================================================
Less distributions from net realized gains                --          (0.03)         (0.30)         (3.64)         (2.36)
========================================================================================================================
Net asset value, end of period                      $  24.54       $  19.43       $  22.03       $  22.36       $  22.21
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                        26.30%        (11.69)%        (0.10)%        17.98%         36.25%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $702,267       $500,166       $333,783       $210,608       $151,392
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                 2.06%(c)       2.08%          2.05%          2.02%          2.11%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.98)%(c)     (1.05)%        (0.87)%        (0.27)%        (0.72)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                   38%            38%            68%            72%            90%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $574,875,891.


                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                                                                                    (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                     COMMENCED) AT
                                                          ---------------------------------------------------       DECEMBER 31,
                                                            2003           2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  19.41       $  22.00       $ 22.33       $ 22.19          $19.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.21)(a)      (0.22)(a)     (0.19)(a)     (0.07)(a)       (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               5.31          (2.34)         0.16          3.85            5.63
=================================================================================================================================
    Total from investment operations                          5.10          (2.56)        (0.03)         3.78            5.53
=================================================================================================================================
Less distributions from net realized gains                      --          (0.03)        (0.30)        (3.64)          (2.36)
=================================================================================================================================
Net asset value, end of period                            $  24.51       $  19.41       $ 22.00       $ 22.33          $22.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              26.28%        (11.66)%       (0.10)%       17.95%          29.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $303,296       $161,487       $68,085       $19,466          $1,564
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.06%(c)       2.08%         2.05%         2.02%           2.11%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.98)%(c)     (1.05)%       (0.87)%       (0.27)%         (0.72)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      38%            38%           68%           72%             90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $218,385,781.
(d)  Annualized.
(e)  Not annualized for periods less than one year


                                                                          CLASS R
                                                              --------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.18             $ 24.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)           (0.07)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.83               (3.26)
==============================================================================================
    Total from investment operations                               5.71               (3.33)
==============================================================================================
Less distributions from net realized gains                           --               (0.03)
==============================================================================================
Net asset value, end of period                                  $ 26.89             $ 21.18
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   26.96%             (13.59)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,281             $ 2,786
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.56%(c)            1.58%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.48)%(c)          (0.55)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,412,937.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 MARCH 15, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.27             $ 25.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08(a)             0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.88               (3.77)
===============================================================================================
    Total from investment operations                               5.96               (3.73)
===============================================================================================
Less distributions from net realized gains                           --               (0.03)
===============================================================================================
Net asset value, end of period                                  $ 27.23             $ 21.27
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   28.02%             (14.92)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $26,056             $ 4,817
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            0.76%(c)            0.82%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.32%(c)            0.21%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,250,610.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Small Cap Growth Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 20, 2004                                /s/ PRICEWATERHOUSECOOPERS LLP
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.90%

AEROSPACE & DEFENSE-0.55%

Engineered Support Systems, Inc.                      194,200   $   10,692,652
==============================================================================

AIRLINES-0.32%

Frontier Airlines, Inc.(a)                            443,000        6,317,180
==============================================================================

APPAREL RETAIL-2.80%

bebe stores, inc.(a)                                  211,400        5,494,286
------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                  302,100       11,162,595
------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                    383,900       11,309,694
------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                       178,300        6,185,227
------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                352,400        7,442,688
------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                             350,000       12,967,500
==============================================================================
                                                                    54,561,990
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.54%

Fossil, Inc.(a)                                       197,200        5,523,572
------------------------------------------------------------------------------
Quicksilver, Inc.(a)                                  281,600        4,992,768
==============================================================================
                                                                    10,516,340
==============================================================================

APPLICATION SOFTWARE-2.12%

Autodesk, Inc.                                        287,500        7,066,750
------------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)                 207,100        7,180,157
------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                              226,400        6,932,368
------------------------------------------------------------------------------
Kronos Inc.(a)                                        124,300        4,923,523
------------------------------------------------------------------------------
Macromedia, Inc.(a)                                   517,800        9,237,552
------------------------------------------------------------------------------
Magma Design Automation, Inc.(a)                      259,000        6,045,060
==============================================================================
                                                                    41,385,410
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.66%

Affiliated Managers Group, Inc.(a)                    105,200        7,320,868
------------------------------------------------------------------------------
Investors Financial Services Corp.                    142,300        5,465,743
==============================================================================
                                                                    12,786,611
==============================================================================

BIOTECHNOLOGY-5.23%

Affymetrix, Inc.(a)                                   238,200        5,862,102
------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (Canada)(a)           176,200        8,105,200
------------------------------------------------------------------------------
Cephalon, Inc.(a)                                      75,399        3,650,066
------------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                             228,700        7,851,271
------------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                         466,100        5,238,964
------------------------------------------------------------------------------
Connectics Corp.(a)                                   336,600        6,112,656
------------------------------------------------------------------------------
Digene Corp.(a)                                       259,000       10,385,900
------------------------------------------------------------------------------
Genencor International Inc.(a)                        310,700        4,893,525
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

Gen-Probe Inc.(a)                                     269,200   $    9,817,724
------------------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                           621,500        5,531,350
------------------------------------------------------------------------------
Invitrogen Corp.(a)                                   163,500       11,445,000
------------------------------------------------------------------------------
Martek Biosciences Corp.(a)                           155,400       10,096,338
------------------------------------------------------------------------------
OraSure Technologies, Inc.(a)                         654,500        5,209,820
------------------------------------------------------------------------------
Techne Corp.(a)                                       210,500        7,952,690
==============================================================================
                                                                   102,152,606
==============================================================================

BROADCASTING & CABLE TV-1.93%

Cox Radio, Inc.-Class A(a)                            233,100        5,881,113
------------------------------------------------------------------------------
Cumulus Media Inc.-Class A(a)                         302,100        6,646,200
------------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)           550,000        6,105,000
------------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                            264,200        5,165,110
------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                            414,300        7,995,990
------------------------------------------------------------------------------
TiVo Inc.(a)                                          802,800        5,940,720
==============================================================================
                                                                    37,734,133
==============================================================================

BUILDING PRODUCTS-0.32%

Trex Co., Inc.(a)                                     165,700        6,293,286
==============================================================================

CASINOS & GAMING-1.98%

Alliance Gaming Corp.(a)                              368,300        9,078,595
------------------------------------------------------------------------------
Mandalay Resort Group                                 147,800        6,609,616
------------------------------------------------------------------------------
Penn National Gaming, Inc.(a)                         263,100        6,072,348
------------------------------------------------------------------------------
Shuffle Master, Inc.(a)                               256,400        8,876,568
------------------------------------------------------------------------------
Station Casinos, Inc.                                 259,300        7,942,359
==============================================================================
                                                                    38,579,486
==============================================================================

CATALOG RETAIL-0.50%

Insight Enterprises, Inc.(a)                          517,800        9,734,640
==============================================================================

COMMODITY CHEMICALS-0.25%

Spartech Corp.                                        201,400        4,962,496
==============================================================================

COMMUNICATIONS EQUIPMENT-2.97%

ADTRAN, Inc.                                          151,800        4,705,800
------------------------------------------------------------------------------
Avocent Corp.(a)                                      267,400        9,765,448
------------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                       284,800        7,048,800
------------------------------------------------------------------------------
Plantronics, Inc.(a)                                  233,100        7,610,715
------------------------------------------------------------------------------
Polycom, Inc.(a)                                      259,000        5,055,680
------------------------------------------------------------------------------
REMEC, Inc.(a)                                        621,500        5,226,815
------------------------------------------------------------------------------
SafeNet, Inc.(a)                                      356,200       10,960,274
------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                    205,600        7,621,592
==============================================================================
                                                                    57,995,124
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL-0.29%

GameStop Corp.-Class A(a)                             368,300   $    5,675,503
==============================================================================

COMPUTER HARDWARE-0.95%

Cray, Inc.(a)                                         408,500        4,056,405
------------------------------------------------------------------------------
Neoware Systems, Inc.(a)                              279,400        3,827,780
------------------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                             611,300        5,214,389
------------------------------------------------------------------------------
Stratasys, Inc.(a)                                    200,000        5,452,000
==============================================================================
                                                                    18,550,574
==============================================================================

COMPUTER STORAGE & PERIPHERALS-1.72%

Applied Films Corp.(a)                                438,300       14,472,666
------------------------------------------------------------------------------
Avid Technology, Inc.(a)                              151,000        7,248,000
------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                                         336,600        5,816,448
------------------------------------------------------------------------------
SanDisk Corp.(a)(b)                                   100,000        6,114,000
==============================================================================
                                                                    33,651,114
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.32%

AGCO Corp.(a)                                         310,700        6,257,498
==============================================================================

CONSUMER ELECTRONICS-0.31%

Tripath Technology Inc.(a)                            881,000        6,078,900
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.60%

Alliance Data Systems Corp.(a)                        216,500        5,992,720
------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                            621,500       11,187,000
------------------------------------------------------------------------------
Intrado Inc.(a)                                       302,100        6,631,095
------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                 187,500        7,413,750
==============================================================================
                                                                    31,224,565
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.05%

Charles River Associates, Inc.(a)                     216,500        6,925,835
------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                          161,100        8,950,716
------------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)                259,900       12,129,533
------------------------------------------------------------------------------
CoStar Group Inc.(a)                                  302,100       12,591,528
------------------------------------------------------------------------------
Education Management Corp.(a)                         275,400        8,548,416
------------------------------------------------------------------------------
Kroll Inc.(a)                                         226,500        5,889,000
------------------------------------------------------------------------------
Strayer Education, Inc.                                71,300        7,759,579
------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                      233,100        6,710,949
------------------------------------------------------------------------------
Tetra Tech, Inc.                                      388,400        9,655,624
==============================================================================
                                                                    79,161,180
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.34%

II-VI Inc.(a)                                         259,000        6,682,200
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-4.21%

Aeroflex Inc.(a)                                      654,500   $    7,651,105
------------------------------------------------------------------------------
Daktronics, Inc.(a)                                   292,000        7,346,720
------------------------------------------------------------------------------
FLIR Systems, Inc.(a)                                 259,000        9,453,500
------------------------------------------------------------------------------
Keithley Instruments, Inc.                            377,600        6,910,080
------------------------------------------------------------------------------
Lexar Media, Inc.(a)                                  453,100        7,897,533
------------------------------------------------------------------------------
National Instruments Corp.                            203,800        9,266,786
------------------------------------------------------------------------------
PerkinElmer, Inc.                                     371,700        6,344,919
------------------------------------------------------------------------------
Tektronix, Inc.                                       288,000        9,100,800
------------------------------------------------------------------------------
Varian Inc.(a)                                        294,500       12,289,485
------------------------------------------------------------------------------
Veeco Instruments Inc.(a)                             207,100        5,840,220
==============================================================================
                                                                    82,101,148
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.78%

Photon Dynamics, Inc.(a)                              294,500       11,850,680
------------------------------------------------------------------------------
Trimble Navigation Ltd.(a)                            388,400       14,464,016
------------------------------------------------------------------------------
TTM Technologies, Inc.(a)                             503,400        8,497,392
==============================================================================
                                                                    34,812,088
==============================================================================

EMPLOYMENT SERVICES-0.46%

Administaff, Inc.(a)                                  517,800        8,999,364
==============================================================================

ENVIRONMENTAL SERVICES-0.94%

Stericycle, Inc.(a)                                   228,000       10,647,600
------------------------------------------------------------------------------
Waste Connections, Inc.(a)                            203,100        7,671,087
==============================================================================
                                                                    18,318,687
==============================================================================

FOOD DISTRIBUTORS-1.04%

Performance Food Group Co.(a)                         235,300        8,510,801
------------------------------------------------------------------------------
United Natural Foods, Inc.(a)                         327,200       11,749,752
==============================================================================
                                                                    20,260,553
==============================================================================

FOOD RETAIL-0.35%

Whole Foods Market, Inc.                              102,100        6,853,973
==============================================================================

GENERAL MERCHANDISE STORES-0.86%

99 Cents Only Stores(a)                               259,000        7,052,570
------------------------------------------------------------------------------
Fred's, Inc.                                          315,700        9,780,386
==============================================================================
                                                                    16,832,956
==============================================================================

HEALTH CARE DISTRIBUTORS-0.35%

Priority Healthcare Corp.-Class B(a)                  284,800        6,866,528
==============================================================================

HEALTH CARE EQUIPMENT-5.37%

Advanced Neuromodulation Systems, Inc.(a)             181,200        8,331,576
------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)            169,000        3,684,200
------------------------------------------------------------------------------
Bruker BioSciences Corp.(a)                           670,017        3,048,577
------------------------------------------------------------------------------
Closure Medical Corp.(a)                              248,600        8,434,998
------------------------------------------------------------------------------
Cyberonics, Inc.(a)                                   233,100        7,461,531
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Cytyc Corp.(a)                                        563,600   $    7,755,136
------------------------------------------------------------------------------
Diagnostic Products Corp.                             113,900        5,229,149
------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                      229,300        6,564,859
------------------------------------------------------------------------------
ResMed Inc.                                           184,400        7,659,976
------------------------------------------------------------------------------
STERIS Corp.(a)                                       310,700        7,021,820
------------------------------------------------------------------------------
Therasense, Inc.(a)                                   466,100        9,461,830
------------------------------------------------------------------------------
VISX, Inc.(a)                                         362,500        8,391,875
------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)               228,000        9,637,560
------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                         201,400        6,130,616
------------------------------------------------------------------------------
Zoll Medical Corp.(a)                                 170,900        6,063,532
==============================================================================
                                                                   104,877,235
==============================================================================

HEALTH CARE FACILITIES-2.11%

AmSurg Corp.(a)                                       151,000        5,721,390
------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                          323,600        9,530,020
------------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                           331,750        9,707,005
------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                              230,500        7,668,735
------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                   276,900        8,578,362
==============================================================================
                                                                    41,205,512
==============================================================================

HEALTH CARE SERVICES-3.16%

Accredo Health, Inc.(a)                               336,600       10,639,926
------------------------------------------------------------------------------
Advisory Board Co. (The)(a)                           226,000        7,889,660
------------------------------------------------------------------------------
Covance Inc.(a)                                       284,800        7,632,640
------------------------------------------------------------------------------
DaVita, Inc.(a)                                       166,200        6,481,800
------------------------------------------------------------------------------
eResearch Technology, Inc.(a)                         236,600        6,014,372
------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                             233,100       10,163,160
------------------------------------------------------------------------------
PDI Inc.(a)                                           251,701        6,748,104
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                      112,700        6,208,643
==============================================================================
                                                                    61,778,305
==============================================================================

HEALTH CARE SUPPLIES-0.56%

Fisher Scientific International Inc.(a)               133,700        5,531,169
------------------------------------------------------------------------------
ICU Medical, Inc.(a)                                  155,400        5,327,112
==============================================================================
                                                                    10,858,281
==============================================================================

HOME ENTERTAINMENT SOFTWARE-0.68%

Activision, Inc.(a)                                   453,100        8,246,420
------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)                176,200        5,076,322
==============================================================================
                                                                    13,322,742
==============================================================================

HOMEBUILDING-0.29%

Toll Brothers, Inc.(a)                                144,100        5,729,416
==============================================================================

HOTELS, RESORTS & CRUISE LINES-0.35%

Kerzner International Ltd. (Bahamas)(a)               173,100        6,743,976
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-2.77%

aQuantive, Inc.(a)                                    621,500   $    6,370,375
------------------------------------------------------------------------------
CNET Networks, Inc.(a)                                621,500        4,238,630
------------------------------------------------------------------------------
Digital Insight Corp.(a)                              284,800        7,091,520
------------------------------------------------------------------------------
DoubleClick Inc.(a)                                   571,100        5,836,642
------------------------------------------------------------------------------
Internet Security Systems, Inc.(a)                    392,700        7,394,541
------------------------------------------------------------------------------
Interwoven, Inc.(a)                                   400,000        5,056,000
------------------------------------------------------------------------------
Netease.com Inc.-ADR (Cayman Islands)(a)              103,600        3,822,840
------------------------------------------------------------------------------
Netegrity, Inc.(a)                                    621,500        6,407,665
------------------------------------------------------------------------------
Websense, Inc.(a)                                     269,200        7,871,408
==============================================================================
                                                                    54,089,621
==============================================================================

INVESTMENT BANKING & BROKERAGE-0.67%

Jefferies Group, Inc.                                 233,100        7,696,962
------------------------------------------------------------------------------
Knight Trading Group, Inc.(a)                         361,400        5,290,896
==============================================================================
                                                                    12,987,858
==============================================================================

INVESTMENT COMPANIES -- EXCHANGE TRADED
  FUNDS-0.34%

iShares Nasdaq Biotechnology Index Fund(a)             91,100        6,554,645
==============================================================================

IT CONSULTING & OTHER SERVICES-1.64%

Anteon International Corp.(a)                         233,100        8,403,255
------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                    169,000        8,216,780
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)               203,800        9,301,432
------------------------------------------------------------------------------
Forrester Research, Inc.(a)                           336,600        6,015,042
==============================================================================
                                                                    31,936,509
==============================================================================

LEISURE PRODUCTS-0.71%

Leapfrog Enterprises, Inc.-Class A(a)                 181,200        4,807,236
------------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                           312,100        9,085,231
==============================================================================
                                                                    13,892,467
==============================================================================

MOVIES & ENTERTAINMENT-0.69%

Imax Corp. (Canada)(a)                                805,500        6,371,505
------------------------------------------------------------------------------
Pixar, Inc.(a)(b)                                     103,700        7,185,373
==============================================================================
                                                                    13,556,878
==============================================================================

MULTI-LINE INSURANCE-0.38%

HCC Insurance Holdings, Inc.                          230,300        7,323,540
==============================================================================

OIL & GAS DRILLING-1.01%

Grey Wolf, Inc.(a)                                  1,346,600        5,036,284
------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                         229,300        7,548,556
------------------------------------------------------------------------------
Pride International, Inc.(a)                          377,400        7,034,736
==============================================================================
                                                                    19,619,576
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-3.04%

Cal Dive International, Inc.(a)                       504,600   $   12,165,906
------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                             388,400        9,049,720
------------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                            353,600        4,950,400
------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                          621,500        6,407,665
------------------------------------------------------------------------------
National-Oilwell, Inc.(a)                             336,600        7,526,376
------------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                           238,200        5,773,968
------------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)               246,500        6,448,440
------------------------------------------------------------------------------
Varco International, Inc.(a)                          336,600        6,944,058
==============================================================================
                                                                    59,266,533
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.23%

Chesapeake Energy Corp.                               500,000        6,790,000
------------------------------------------------------------------------------
Evergreen Resources, Inc.(a)                          233,100        7,578,081
------------------------------------------------------------------------------
Newfield Exploration Co.(a)                           171,400        7,634,156
------------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                         207,100        6,689,330
------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                          302,100        9,748,767
------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                     210,000        5,170,200
==============================================================================
                                                                    43,610,534
==============================================================================

PACKAGED FOODS & MEATS-0.26%

SunOpta Inc. (Canada)(a)                              543,800        5,019,274
==============================================================================

PERSONAL PRODUCTS-0.42%

NBTY, Inc.(a)                                         302,100        8,114,406
==============================================================================

PHARMACEUTICALS-2.45%

aaiPharma Inc.(a)                                     455,500       11,442,160
------------------------------------------------------------------------------
American Pharmaceutical Partners, Inc.(a)             251,700        8,457,120
------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                  160,500       11,443,650
------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                        226,500        5,134,755
------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                         176,600       11,390,700
==============================================================================
                                                                    47,868,385
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.57%

Navigators Group, Inc. (The)(a)                       181,200        5,593,644
------------------------------------------------------------------------------
ProAssurance Corp.(a)                                 171,000        5,497,650
==============================================================================
                                                                    11,091,294
==============================================================================

PUBLISHING-0.66%

Getty Images, Inc.(a)                                 258,300       12,948,579
==============================================================================

REGIONAL BANKS-2.67%

East West Bancorp, Inc.                               181,200        9,726,816
------------------------------------------------------------------------------
Greater Bay Bancorp                                   201,400        5,735,872
------------------------------------------------------------------------------
PrivateBancorp, Inc.                                  145,000        6,600,400
------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                           258,400        5,819,168
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Silicon Valley Bancshares(a)                          233,100   $    8,407,917
------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                     184,950        7,185,307
------------------------------------------------------------------------------
UCBH Holdings, Inc.                                   224,000        8,729,280
==============================================================================
                                                                    52,204,760
==============================================================================

RESTAURANTS-2.24%

Krispy Kreme Doughnuts, Inc.(a)                       135,800        4,970,280
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                    233,500       11,880,480
------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                           217,100        8,581,963
------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)               414,300       10,125,492
------------------------------------------------------------------------------
Sonic Corp.(a)                                        269,450        8,250,559
==============================================================================
                                                                    43,808,774
==============================================================================

SEMICONDUCTOR EQUIPMENT-3.78%

ASE Test Ltd. (Taiwan)(a)                             673,300       10,079,301
------------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                           491,900        8,534,465
------------------------------------------------------------------------------
Cymer, Inc.(a)                                        233,100       10,766,889
------------------------------------------------------------------------------
Entegris Inc.(a)                                      569,700        7,320,645
------------------------------------------------------------------------------
FEI Co.(a)                                            362,500        8,156,250
------------------------------------------------------------------------------
Mykrolis Corp.(a)                                     691,500       11,119,320
------------------------------------------------------------------------------
Ultratech, Inc.(a)                                    226,500        6,652,305
------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                             257,500       11,250,175
==============================================================================
                                                                    73,879,350
==============================================================================

SEMICONDUCTORS-5.83%

Actel Corp.(a)                                        342,000        8,242,200
------------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                            1,243,000        9,434,370
------------------------------------------------------------------------------
Exar Corp.(a)                                         362,500        6,191,500
------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                   344,500        9,814,805
------------------------------------------------------------------------------
Intersil Corp.-Class A                                211,800        5,263,230
------------------------------------------------------------------------------
Micrel, Inc.(a)                                       402,700        6,274,066
------------------------------------------------------------------------------
Microsemi Corp.(a)                                    229,300        5,636,194
------------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                                    258,200        6,003,150
------------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                         443,400        9,932,160
------------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                      155,400        8,585,850
------------------------------------------------------------------------------
Pixelworks, Inc.(a)                                   503,400        5,557,536
------------------------------------------------------------------------------
Power Integrations, Inc.(a)                           176,200        5,895,652
------------------------------------------------------------------------------
Semtech Corp.(a)                                      372,400        8,464,652
------------------------------------------------------------------------------
Skyworks Solutions, Inc.(a)                           704,800        6,131,760
------------------------------------------------------------------------------
Xicor, Inc.(a)                                        673,300        7,635,222
------------------------------------------------------------------------------
Zoran Corp.(a)                                        276,900        4,815,291
==============================================================================
                                                                   113,877,638
==============================================================================

SPECIALIZED FINANCE-0.40%

eSpeed, Inc.-Class A(a)                               336,600        7,879,806
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

SPECIALTY STORES-2.44%

Bombay Co., Inc. (The)(a)                             654,500   $    5,327,630
------------------------------------------------------------------------------
CarMax, Inc.(a)                                       254,700        7,877,871
------------------------------------------------------------------------------
Claire's Stores, Inc.                                 322,200        6,070,248
------------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                      402,700        5,537,125
------------------------------------------------------------------------------
Select Comfort Corp.(a)                               321,100        7,950,436
------------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                     259,000        3,703,700
------------------------------------------------------------------------------
Tractor Supply Co.(a)                                 287,100       11,165,319
==============================================================================
                                                                    47,632,329
==============================================================================

STEEL-0.26%

Gibraltar Steel Corp.                                 201,400        5,065,210
==============================================================================

SYSTEMS SOFTWARE-2.01%

Macrovision Corp.(a)                                  397,300        8,975,007
------------------------------------------------------------------------------
Micromuse Inc.(a)                                     850,000        5,865,000
------------------------------------------------------------------------------
Network Associates, Inc.(a)                           407,600        6,130,304
------------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                   977,300       18,343,921
==============================================================================
                                                                    39,314,232
==============================================================================

TECHNOLOGY DISTRIBUTORS-0.82%

ScanSource, Inc.(a)                                   171,800        7,837,516
------------------------------------------------------------------------------
Tech Data Corp.(a)                                    207,100        8,219,799
==============================================================================
                                                                    16,057,315
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

Doral Financial Corp. (Puerto Rico)                   172,500        5,568,300
==============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.75%

Fastenal Co.                                          100,700        5,028,958
------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A               352,400        9,691,000
==============================================================================
                                                                    14,719,958
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.31%

Wireless Facilities, Inc.(a)                          402,700   $    5,984,122
==============================================================================
Total Common Stocks & Other Equity Interests
  (Cost $1,311,025,220)                                          1,794,426,145
==============================================================================

                                                 PRINCIPAL          MARKET
                                                   AMOUNT           VALUE
------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.08%

0.87%, 03/18/04 (Cost $1,497,225)(c)           $  1,500,000(d)  $    1,497,075
==============================================================================

                                                   SHARES

MONEY MARKET FUNDS-8.69%

Liquid Assets Portfolio(e)                         84,830,758       84,830,758
------------------------------------------------------------------------------
STIC Prime Portfolio(e)                            84,830,758       84,830,758
==============================================================================
    Total Money Market Funds (Cost
      $169,661,516)                                                169,661,516
==============================================================================
TOTAL INVESTMENTS-100.67% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,482,183,961)                                                1,965,584,736
==============================================================================
INVESTMENTS PURCHASED
  WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-21.62%

Liquid Assets Portfolio(e)(f)                     211,081,067      211,081,067
------------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                        211,081,067      211,081,067
==============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $422,162,134)                                          422,162,134
==============================================================================
TOTAL INVESTMENTS--122.29% (Cost
  $1,904,346,095)                                                2,387,746,870
==============================================================================
OTHER ASSETS LESS LIABILITIES-(22.29%)                            (435,146,550)
==============================================================================
NET ASSETS-100.00%                                              $1,952,600,320
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section E and Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section F and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $1,312,522,445)*                            $1,795,923,220
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $591,823,650)                            591,823,650
------------------------------------------------------------
Cash                                                 595,781
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,878,528
------------------------------------------------------------
  Fund shares sold                                 4,747,556
------------------------------------------------------------
  Dividends                                          308,603
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    42,550
------------------------------------------------------------
Other assets                                          91,124
============================================================
     Total assets                              2,395,411,012
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,938,975
------------------------------------------------------------
  Fund shares reacquired                          12,746,751
------------------------------------------------------------
  Options written, at market value (premiums
     received $330,885)                              169,950
------------------------------------------------------------
  Deferred compensation and retirement plans          57,725
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      422,162,134
------------------------------------------------------------
  Variation margin                                   221,000
------------------------------------------------------------
Accrued advisory fees                                 66,518
------------------------------------------------------------
Accrued distribution fees                            717,705
------------------------------------------------------------
Accrued transfer agent fees                          636,551
------------------------------------------------------------
Accrued operating expenses                            93,383
============================================================
     Total liabilities                           442,810,692
============================================================
Net assets applicable to shares outstanding   $1,952,600,320
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,726,456,474
------------------------------------------------------------
Undistributed net investment income (loss)           (28,833)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                          (257,785,077)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts and option
  contracts                                      483,957,756
============================================================
                                              $1,952,600,320
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,602,723,667
____________________________________________________________
============================================================
Class B                                       $  182,700,322
____________________________________________________________
============================================================
Class C                                       $   50,031,250
____________________________________________________________
============================================================
Class R                                       $    9,029,045
____________________________________________________________
============================================================
Institutional Class                           $  108,116,036
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           62,334,951
____________________________________________________________
============================================================
Class B                                            7,563,753
____________________________________________________________
============================================================
Class C                                            2,072,281
____________________________________________________________
============================================================
Class R                                              352,580
____________________________________________________________
============================================================
Institutional Class                                4,172,770
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.71
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $25.71 divided by
       94.50%)                                $        27.21
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        24.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        24.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        25.61
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        25.91
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $410,056,289 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,342)          $  1,350,541
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    2,707,409
--------------------------------------------------------------------------
Interest                                                            16,350
==========================================================================
     Total investment income                                     4,074,300
==========================================================================


EXPENSES:

Advisory fees                                                    9,914,438
--------------------------------------------------------------------------
Administrative services fees                                       365,048
--------------------------------------------------------------------------
Custodian fees                                                     129,745
--------------------------------------------------------------------------
Distribution fees
  Class A                                                        4,048,192
--------------------------------------------------------------------------
  Class B                                                        1,622,604
--------------------------------------------------------------------------
  Class C                                                          444,025
--------------------------------------------------------------------------
  Class R                                                           20,724
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           8,411
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, & R                        3,337,508
--------------------------------------------------------------------------
Trustees' fees                                                      27,107
--------------------------------------------------------------------------
Other                                                              609,934
==========================================================================
     Total expenses                                             20,527,736
==========================================================================
Less: Fees waived and expense offset arrangements               (1,204,975)
==========================================================================
     Net expenses                                               19,322,761
==========================================================================
Net investment income (loss)                                   (15,248,461)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (35,458,036)
--------------------------------------------------------------------------
  Futures contracts                                              4,972,110
--------------------------------------------------------------------------
  Option contracts written                                         779,699
==========================================================================
                                                               (29,706,227)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        527,517,650
--------------------------------------------------------------------------
  Futures contracts                                                715,000
--------------------------------------------------------------------------
  Option contracts written                                         160,935
==========================================================================
                                                               528,393,585
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                             498,687,358
==========================================================================
Net increase in net assets resulting from operations          $483,438,897
__________________________________________________________________________
==========================================================================


* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (15,248,461)   $ (11,007,154)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                       (29,706,227)    (146,695,160)
=============================================================================================
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    528,393,585     (184,386,383)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  483,438,897     (342,088,697)
=============================================================================================
Share transactions-net:
  Class A                                                        413,411,002      365,751,498
---------------------------------------------------------------------------------------------
  Class B                                                        (22,623,106)       9,058,506
---------------------------------------------------------------------------------------------
  Class C                                                         (6,128,935)      13,385,434
---------------------------------------------------------------------------------------------
  Class R                                                          6,293,596        1,257,422
---------------------------------------------------------------------------------------------
  Institutional Class                                             89,071,755        2,877,566
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                480,024,312      392,330,426
=============================================================================================
    Net increase in net assets                                   963,463,209       50,241,729
=============================================================================================

NET ASSETS:

  Beginning of year                                              989,137,111      938,895,382
=============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(28,833) and $(14,211) for 2003 and 2002,
    respectively).                                            $1,952,600,320    $ 989,137,111
_____________________________________________________________________________________________
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended December 31, 2003, AIM waived fees of $29,940.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $365,048 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $817,166 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is closed to new investors, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the Class A average daily net assets. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $2,891,566, $1,622,604, $444,025 and $20,724, respectively after AIM Distributors waived Class A plan fees of $1,156,626.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2003, AIM Distributors retained $52,157 in front-end sales commissions from the sale of Class A shares and $21,645, $0, $4,593, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table shows the transaction in and earnings from investments in affiliated money market funds for the period December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                       UNREALIZED
                  MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION      MARKET VALUE      DIVIDEND      REALIZED
                   12/31/2002        AT COST         FROM SALES      (DEPRECIATION)      12/31/2003        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio       $ 54,326,016     $296,547,718    $(266,042,976)        $   --         $ 84,830,758     $  843,745      $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio         54,326,016      296,547,718     (266,042,976)            --           84,830,758        821,146          --
==================================================================================================================================
    Subtotal      $108,652,032     $593,095,436    $(532,085,952)        $   --         $169,661,516     $1,664,891      $   --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                        UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS        APPRECIATION     MARKET VALUE      DIVIDEND*       REALIZED
                  12/31/2002         AT COST          FROM SALES      (DEPRECIATION)     12/31/2003         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $128,448,619     $  315,085,393    $(232,452,945)        $   --        $211,081,067      $  528,479       $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       128,448,619        317,847,591     (235,215,143)            --         211,081,067         514,039           --
====================================================================================================================================
    Subtotal     $256,897,238     $  632,932,984    $(467,668,088)        $   --        $422,162,134      $1,042,518       $   --
====================================================================================================================================

    Total        $365,549,270     $1,226,028,420    $(999,754,040)        $   --        $591,823,650      $2,707,409       $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $2,782,250.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $16,929 and reductions in custodian fees of $1,480 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $18,409.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $7,108 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended December 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $410,056,289 were on loan to brokers. The loans were secured by cash collateral of $422,162,134 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $1,042,518 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Written                                                        13,848      $1,751,694
-------------------------------------------------------------------------------------
Closed                                                         (1,150)       (195,141)
-------------------------------------------------------------------------------------
Exercised                                                      (5,000)       (616,311)
-------------------------------------------------------------------------------------
Expired                                                        (5,268)       (609,357)
=====================================================================================
End of year                                                     2,430      $  330,885
_____________________________________________________________________________________
=====================================================================================

                                     OPEN OPTIONS WRITTEN AT PERIOD END DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
CALLS
NVIDIA Corp.                                          Jan-04     $22.5         750      $ 76,496     $ 99,375       $(22,879)
-------------------------------------------------------------------------------------------------------------------------------
Pixar, Inc.                                           Jan-04      75.0         180        19,668        4,950         14,718
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                                         Jan-04      20.0         500        31,498       23,750          7,748
-------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                         Jan-04      65.0         250        67,997       32,500         35,497
-------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                         Jan-04      75.0         750       135,226        9,375        125,851
===============================================================================================================================
                                                                             2,430      $330,885     $169,950       $160,935
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--FUTURES CONTRACTS

On December 31, 2003, $1,017,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                   OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------
                        NO. OF       MONTH/        MARKET       UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT       VALUE      APPRECIATION
---------------------------------------------------------------------------
Russell 2000 Index        65       Mar-04/Long   $18,109,000     $396,045
___________________________________________________________________________
===========================================================================

NOTE 10--TAX COMPONENTS OF NET ASSETS

Distributions of Shareholders:

There were no ordinary or long-term capital gain distributions paid during the years ended December 31, 2003 and 2002.

Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments        $  476,813,323
------------------------------------------------------------
Temporary book/tax differences                       (28,833)
------------------------------------------------------------
Capital loss carryforward                       (250,640,644)
------------------------------------------------------------
Shares of beneficial interest                  1,726,456,474
============================================================
Total net assets                              $1,952,600,320
____________________________________________________________
============================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts. Included in unrealized appreciation is appreciation on option contracts written in the amount of $160,935.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 68,295,841
----------------------------------------------------------
December 31, 2010                              142,317,867
----------------------------------------------------------
December 31, 2011                               40,026,936
==========================================================
Total capital loss carryforward               $250,640,644
__________________________________________________________
==========================================================

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $840,815,644 and $403,837,144, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $511,053,628
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (34,401,240)
===========================================================
Net unrealized appreciation of investment
  securities                                   $476,652,388
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,911,094,482.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2003, undistributed net investment income was increased by $15,233,839 and shares of beneficial interest decreased by $15,233,839. This reclassification had no effect on the net assets of the Fund.


NOTE 13--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the years ended December 31, 2003 and 2002 were as follows:

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      44,350,453    $956,041,602     31,251,216    $673,450,471
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         539,006      10,928,150      2,742,366      62,377,993
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         417,319       8,478,871      1,431,329      32,124,408
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        327,479       7,328,256         77,652       1,386,762
------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                         4,738,755     105,874,188        168,960       3,138,624
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         198,401       4,346,224        238,309       5,287,422
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (210,505)     (4,346,224)      (250,272)     (5,287,422)
========================================================================================================================
Reacquired:
  Class A                                                     (25,018,347)   (546,976,824)   (15,143,035)   (312,986,395)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,490,295)    (29,205,032)    (2,464,023)    (48,032,065)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (730,852)    (14,607,806)      (959,396)    (18,738,974)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (45,477)     (1,034,660)        (7,074)       (129,340)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          (720,702)    (16,802,433)       (14,243)       (261,058)
========================================================================================================================
                                                               22,355,235    $480,024,312     17,071,789    $392,330,426
________________________________________________________________________________________________________________________
========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                         ---------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                            2003            2002            2001            2000        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    18.47       $   25.67       $   29.81       $  31.87    $  17.03
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.21)(a)       (0.19)(a)       (0.18)(a)      (0.13)      (0.09)(a)
==============================================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                7.45           (7.01)          (3.93)         (0.12)      15.47
==============================================================================================================================
    Total from investment operations                           7.24           (7.20)          (4.11)         (0.25)      15.38
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                          --              --           (0.03)         (1.81)      (0.54)
==============================================================================================================================
Net asset value, end of period                           $    25.71       $   18.47       $   25.67       $  29.81    $  31.87
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                               39.20%         (28.05)%        (13.79)%        (0.74)%     90.64%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,602,724       $ 790,700       $ 679,104       $566,458    $428,378
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.27%(c)        1.35%           1.31%          1.13%       1.54%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.37%(c)        1.43%           1.39%          1.23%       1.54%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.98)%(c)      (0.91)%         (0.70)%        (0.40)%     (0.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                          32%             22%             37%            62%         56%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average net assets of $1,156,626,410.


                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2003           2002            2001           2000        1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.49       $   24.48       $   28.64      $  30.92    $  16.64
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.35)(a)       (0.33)(a)       (0.35)(a)     (0.40)      (0.24)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.01           (6.66)          (3.78)        (0.07)      15.06
================================================================================================================================
    Total from investment operations                              6.66           (6.99)          (4.13)        (0.47)      14.82
================================================================================================================================
Less distributions:
  Distributions from net realized gains                             --              --           (0.03)        (1.81)      (0.54)
================================================================================================================================
Net asset value, end of period                                $  24.15       $   17.49       $   24.48      $  28.64    $  30.92
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  38.08%         (28.55)%        (14.42)%       (1.48)%     89.40%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $182,700       $ 152,577       $ 212,958      $231,293    $240,150
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.02%(c)        2.08%           2.03%         1.88%       2.19%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.02%(c)        2.08%           2.04%         1.88%       2.19%
================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.73)%(c)      (1.64)%         (1.43)%       (1.15)%     (1.03)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                             32%             22%             37%           62%         56%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $162,260,353.


                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                            MAY 3, 1999
                                                                   YEAR ENDED DECEMBER 31,                 (DATE SALES COMMENCED)
                                                      -------------------------------------------------    TO DECEMBER 31,
                                                       2003          2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 17.48       $ 24.47       $ 28.63       $ 30.91           $ 19.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.35)(a)     (0.33)(a)     (0.35)(a)     (0.39)            (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      7.01         (6.66)        (3.78)        (0.08)            12.59
=================================================================================================================================
    Total from investment operations                     6.66         (6.99)        (4.13)        (0.47)            12.42
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    --            --         (0.03)        (1.81)            (0.54)
=================================================================================================================================
Net asset value, end of period                        $ 24.14       $ 17.48       $ 24.47       $ 28.63           $ 30.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         38.10%       (28.57)%      (14.43)%       (1.48)%           65.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $50,031       $41,693       $46,833       $41,738           $40,530
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       2.02%(c)      2.08%         2.03%         1.88%             2.19%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    2.02%(c)      2.08%         2.04%         1.88%             2.19%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.73)%(c)    (1.64)%       (1.43)%       (1.15)%           (1.03)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 32%           22%           37%           62%               56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $44,402,510.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                               CLASS R
                                                              -----------------------------------------
                                                                                  JUNE 3, 2002
                                                              YEAR ENDED         (DATE SALES COMMENCED)
                                                              DECEMBER 31,       TO DECEMBER 31,
                                                                2003                  2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 18.44                 $ 22.64
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.28)(a)               (0.13)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.45                   (4.07)
=======================================================================================================
  Total from investment operations                                 7.17                   (4.20)
=======================================================================================================
Net asset value, end of period                                  $ 25.61                 $ 18.44
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                   38.88%                 (18.55)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 9,029                 $ 1,301
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                            1.52%(c)                1.61%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets       (1.23)%(c)              (1.17)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                           32%                     22%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,144,790.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL
                                                              -----------------------------------------
                                                                                     MARCH 15, 2002
                                                               YEAR ENDED        (DATE SALES COMMENCED)
                                                              DECEMBER 31,          TO DECEMBER 31,
                                                                  2003                    2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  18.53                $  24.61
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.12)(a)               (0.07)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     7.50                   (6.01)
=======================================================================================================
    Total from investment operations                                7.38                   (6.08)
=======================================================================================================
Net asset value, end of period                                  $  25.91                $  18.53
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    39.83%                 (24.71)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $108,116                $  2,866
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                             0.80%(c)                0.89%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets        (0.51)%(c)              (0.45)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                            32%                     22%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $45,816,053.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

AIM was named as a defendant in a case filed in the United District Court for the Southern District of Texas on December 10, 2003. Plaintiff, Lawrence Zucker, On Behalf of AIM Small Cap Growth Fund/A, AIM Small Cap Growth Fund/B, AIM Small Cap Growth Fund/C and AIM Limited Maturity Treasury Fund, alleges violation of
Section 36(b) of the Investment Company Act and breach of fiduciary duty stemming from 12b-1 marketing and distribution fees charged to funds that maintained a limited closing to the general public. AIM has retained counsel and will raise what is believed to be valid defenses. AIM intends to defend them vigorously. At this time AIM is unable to determine the impact these proceedings will have on the Fund's or AIM's financial position and results of operation, if any.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                                  AIM AGGRESSIVE ALLOCATION FUND

                                                            AIM BASIC VALUE FUND
                                                AIM CONSERVATIVE ALLOCATION FUND

                                                          AIM GLOBAL EQUITY FUND

                                                    AIM MID CAP CORE EQUITY FUND
                                                    AIM MODERATE ALLOCATION FUND
                                                       AIM SMALL CAP GROWTH FUND

                                                                     PROSPECTUS
                                                                 April 30, 2004

INSTITUTIONAL CLASSES


AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund each seeks to provide long-term growth of capital. AIM Conservative Allocation Fund seeks to provide total return consistent with a lower level of risk relative to the broad stock market. AIM Moderate Allocation Fund seeks to provide total return consistent with a moderate level of risk relative to the broad stock market. AIM Aggressive Allocation Fund seeks to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

--------------------------------------------------------------------------------


This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.


As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.


AIM Small Cap Growth Fund and AIM Mid Cap Core Equity Fund have limited public sales of their shares to certain investors on March 18, 2002 and February 27, 2004, respectively.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
AIM Aggressive Allocation Fund                       1
AIM Conservative Allocation Fund                     1
AIM Moderate Allocation Fund                         1
All Asset Allocation Funds                           1
AIM Basic Value Fund                                 1
AIM Global Equity Fund                               2
AIM Mid Cap Core Equity Fund                         2
AIM Small Cap Growth Fund                            3
All Funds Other than Asset Allocation
  Funds                                              3
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            3
------------------------------------------------------
All Funds                                            3
Aggressive Allocation                                3
Conservative Allocation                              4
Moderate Allocation                                  5
Basic Value                                          6
Global Equity                                        6
Mid Cap Core Equity                                  6
Small Cap Growth                                     6
PERFORMANCE INFORMATION                              7
------------------------------------------------------
Annual Total Returns                                 7
Performance Table                                   10
FEE TABLE AND EXPENSE EXAMPLE                       12
------------------------------------------------------
Fee Table                                           12
Expense Example                                     13
FUND MANAGEMENT                                     14
------------------------------------------------------
The Advisor                                         14
Advisor Compensation                                14
Portfolio Managers                                  14
OTHER INFORMATION                                   16
------------------------------------------------------
Dividends and Distributions                         16
Suitability for Investors                           16
Limited Fund Offering                               16
FINANCIAL HIGHLIGHTS                                18
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Taxes                                              A-3
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM

Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE ALLOCATION FUND (AGGRESSIVE ALLOCATION)

The fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a higher level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 95% of its total assets in equity funds including 25% in global or international funds, and 5% of its assets in fixed income funds.


AIM CONSERVATIVE ALLOCATION FUND (CONSERVATIVE ALLOCATION)



The fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a lower level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 75% of its total assets in fixed-income funds and 25% of its total assets in equity funds.



    The fund invests its cash allocation directly in cash equivalents and U.S. Government securities rather than a money market fund.



AIM MODERATE ALLOCATION FUND (MODERATE ALLOCATION)



The fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by building a portfolio of mutual fund investments consistent with a moderate level of risk relative to the broad stock market as represented by the S&P 500 Index. The fund is a "fund of funds," which means that it invests its assets in other underlying mutual funds advised by A I M Advisors, Inc. (the advisor). The advisor uses a two-step process to create the fund's portfolio. The first step is a strategic asset allocation by the advisor among broad asset classes. The second step involves the actual selection by the advisor of underlying funds to represent the broad asset classes and the determination by the advisor of target weightings in these underlying funds. The fund's target allocation is to invest 60% of its total assets in equity funds, including up to 20% in international or global equity funds, and 40% of its total assets in fixed-income funds.



ALL ASSET ALLOCATION FUNDS



The advisor monitors the selection of underlying funds to ensure that they continue to conform to the fund's asset class allocations and periodically rebalances the fund's investments in the underlying funds to keep them within their target weightings. The advisor may change the fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.



    For cash management purposes, each fund may hold a portion of its assets in cash or cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. As a result, the fund may not achieve its investment objective.


AIM BASIC VALUE FUND (BASIC VALUE)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in

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                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------

the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AIM GLOBAL EQUITY FUND (GLOBAL EQUITY)


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund focuses on issuers in the following global industry sectors:


    - consumer products and services

    - financial services

    - health care

    - infrastructure

    - natural resources

    - telecommunications and

    - technology.

    The fund considers a company to be in one of these industry sectors if it
(1) derives at least 50% of either its revenues or earnings from activities related to that industry; or (2) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year.


    The fund may also invest up to 35% of its net assets in equity securities of issuers in other global industry sectors and 20% of its net assets in debt securities of U.S. and foreign issuers. The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.



    The fund may invest up to 20% of its total assets in securities of companies located in developing countries, i.e., those that are in the initial stages of their industrial cycle. The fund may also invest up to 20% of its net assets in lower-quality debt securities, i.e., "junk bonds."


    The portfolio managers invest fund assets by initially determining the industry sectors that they believe provide the most advantageous investment opportunities for meeting the fund's investment objective. If the portfolio managers determine that certain sectors are facing slow or negative growth, they will not invest fund assets in those sectors at that time. The portfolio managers then analyze specific companies within these sectors for possible investment. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM MID CAP CORE EQUITY FUND (MID CAP CORE EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.

    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies

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   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------


whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.


    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


ALL FUNDS OTHER THAN ASSET ALLOCATION FUNDS



Each fund, except for Global Equity, may also invest up to 25% of its total assets in foreign securities. Global Equity may also invest a significant amount of its total assets in foreign securities.


    For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. For risk management purposes, Mid Cap Core Equity may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

    Mid Cap Core Equity may maintain a larger position in cash or cash equivalents, which could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds and that the income that you receive from the funds may vary. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The value of your investment in a "fund of funds" will go up and down with the prices of the securities held by the underlying funds in which the "fund of funds" invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


AGGRESSIVE ALLOCATION


Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other

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creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:


- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic taxation policies in those countries.


- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The underlying fund in which the fund invests could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuating and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the underlying funds' investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.


    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.


    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.

CONSERVATIVE ALLOCATION

Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.

    Mortgage-backed and asset-backed securities in which the underlying funds invest are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------

right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.

    Foreign securities in which the underlying funds invest have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    If the seller of a repurchase agreement in which the underlying funds invest defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.


    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.


MODERATE ALLOCATION



Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.



    Compared to higher-quality debt securities, junk bonds in which the underlying funds invest involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.



    The values of convertible securities in which the underlying funds invest may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying funds.



    The prices of the foreign securities in which the underlying funds invest may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the underlying fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the underlying fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



    There is a risk that the advisor's evaluations and assumptions regarding the fund's broad asset classes or the underlying funds in which the fund invests may be incorrect based on actual market conditions. There is a risk that the fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and the performance of the underlying funds may be lower than the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the fund. If that were to occur, the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.



    The advisor has the ability to select and substitute the underlying funds in which the fund invests, and may be subject to potential conflicts of interest in selecting underlying funds because it may

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------


receive higher fees from certain underlying funds than others. However, as a fiduciary to the fund, the advisor is required to act in the fund's best interest when selecting underlying funds.



BASIC VALUE



    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.



GLOBAL EQUITY



Because the fund focuses its investment in particular industry sectors, an investment in the fund may be more volatile than that of other investment companies that do not focus their investments in such a manner. The value of the shares of the fund will be especially susceptible to factors affecting the industry sectors in which it focuses. In particular, each of the industry sectors is subject to governmental regulation that may have a material effect on the products and services offered by companies in that industry sector.



    The prices of foreign securities may be further affected by other factors, including:



- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.



- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.



- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.



- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.



    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investment in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.



    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


MID CAP CORE EQUITY

To the extent Mid Cap Core Equity holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


SMALL CAP GROWTH



Although the prices of equity securities can change in response to many factors, this is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


Institutional Class shares of Aggressive Allocation, Conservative Allocation, Global Equity and Moderate Allocation commenced operations on April 30, 2004.



    The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown for Global Equity are those of the fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


The following bar charts show changes in the performance of Global Equity's Class A shares and Basic Value's, Mid Cap Core Equity's and Small Cap Growth's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown for Class A shares would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.


BASIC VALUE--INSTITUTIONAL CLASS

                                    (GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   34.67%

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------


GLOBAL EQUITY--CLASS A



                                    (GRAPH)

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................     9.37
1999..................................................................   51.93%
2000..................................................................    -7.90
2001..................................................................   -17.03
2002..................................................................   -9.55%
2003..................................................................   37.51%


MID CAP CORE EQUITY--INSTITUTIONAL CLASS


                                    (GRAPH)

                                                                        ANNUAL
YEAR ENDED                                                              TOTAL
DECEMBER 31                                                             RETURN
-----------                                                             ------
2003..................................................................  28.02%

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------

SMALL CAP GROWTH--INSTITUTIONAL CLASS


                                    (GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................  39.83%



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                       HIGHEST QUARTERLY RETURN        LOWEST QUARTERLY RETURN
FUND                                       (QUARTER ENDED)                 (QUARTER ENDED)
--------------------------------------------------------------------------------------------------
Basic Value--Institutional Class         21.21% June 30, 2003           (6.15)% March 31, 2003
Global Equity--Class A                 34.24% December 31, 1999      (17.89)% September 30, 1998
Mid Cap Core Equity--Institutional
  Class                                  16.81% June 30, 2003           (4.32)% March 31, 2003
Small Cap Growth--Institutional
  Class                                  20.94% June 30, 2003           (3.88)% March 31, 2003
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. Global Equity's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------
(for the periods ended                            SINCE        INCEPTION
December 31, 2003)         1 YEAR     5 YEARS    INCEPTION        DATE
---------------------------------------------------------------------------
BASIC
  VALUE--INSTITUTIONAL
  CLASS                                                          03/15/02
  Return Before Taxes        34.67%       --%      (0.13)%
  Return After Taxes on
    Distributions            34.67        --       (0.13)
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      22.54        --       (0.11)
S&P 500(1, 2)                28.67        --        2.02(14)     02/28/02(14)
Russell 1000--Registered
  Trademark-- Value
  Index(3)                   30.03        --        5.61(14)     02/28/02(14)
Lipper Large-Cap Value
  Fund Index(4)              28.00        --        2.87(14)     02/28/02(14)
GLOBAL EQUITY--CLASS
  A(10)                                                          09/15/97
  Return Before Taxes        30.93%     6.59%       6.25%
  Return After Taxes on
    Distributions            30.73      5.40        4.95
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      20.37      5.09        4.69
MSCI World Index(5)          33.11     (0.77)       3.32(14)     08/31/97(14)
Lipper Global Funds
  Index(6)                   31.96      2.04        3.97(14)     08/31/97(14)
MID CAP CORE
  EQUITY--INSTITUTIONAL
  CLASS                                                          03/15/02
  Return Before Taxes        28.02        --        4.87
  Return After Taxes on
    Distributions            28.02        --        4.85
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      18.21        --        4.14
S&P--Registered
  Trademark-- 500(1, 7)      28.67        --        2.02         02/28/02(14)
Russell
  Midcap--Registered
  Trademark-- Index(8)       40.06        --       10.14         02/28/02(14)
Lipper Mid-Cap Core Fund
  Index(9)                   36.58        --        8.52         02/28/02(14)
SMALL CAP
  GROWTH--INSTITUTIONAL
  CLASS(10)                                                      03/15/02
  Return Before Taxes        39.83        --        2.91
  Return After Taxes on
    Distributions            39.83        --        2.91
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      25.89        --        2.47
S&P 500(1, 11)               28.67        --        2.02(14)     02/28/02(14)
Russell 2000--Registered
  Trademark-- Growth
  Index(12)                  48.54        --        7.84(14)     02/28/02(14)
Lipper Small-Cap Growth
  Fund Index(13)             44.77        --        7.92(14)     02/28/02(14)
---------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For Global Equity, returns are shown for Class A only and returns for the Institutional Class will vary.



 (1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance.

 (2) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.

 (3) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.


 (4) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.


 (5) The MSCI World Index measures the performance of securities listed on stock exchanges of 23 developed countries. In addition, the Lipper Global Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (6) The Lipper Global Funds Index is an equally weighted representation of the 30 largest funds in the Lipper Global Funds category. These funds invest at least 25% of their portfolios in securities traded outside of the U.S.


 (7) The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (8) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.


 (9) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.


(10) A significant portion of Small Cap Growth's and Global Equity's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------


(11) The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(12) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(13) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.


(14) The average annual total return given is since the month end closest to the inception date of the Class A shares of Global Equity and Institutional class shares of Basic Value, Mid Cap Core Equity and Small Cap Growth.

--------------------------------------------------------------------------------

   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS
  ---------------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:


SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------
                                                                                           MID CAP              SMALL
                                                   AGGRESSIVE BASIC    CONSERVATIVE GLOBAL CORE      MODERATE    CAP
(fees paid directly from your investment)          ALLOCATION VALUE    ALLOCATION EQUITY   EQUITY    ALLOCATION GROWTH
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering
price)                                              None      None      None      None      None      None       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, whichever is less)             None      None      None      None      None      None       None
-----------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------------------------------------
                                                                                           MID CAP              SMALL
                                                   AGGRESSIVE BASIC    CONSERVATIVE GLOBAL CORE      MODERATE    CAP
(expenses that are deducted from fund assets)      ALLOCATION VALUE    ALLOCATION EQUITY   EQUITY    ALLOCATION GROWTH
------------------------------------------------------------------------------------------------------------
Management Fees                                     0.00%     0.66%     0.00%     0.98%    0.68%      0.00%     0.70%

Distribution and/or Service (12b-1) Fees            None      None      None      None      None      None       None

Other Expenses(2)                                   0.47      0.05      0.47      0.31      0.08      0.47       0.10

Total Annual Fund Operating Expenses                0.47      0.71      0.47      1.29      0.76      0.47       0.80

Fee Waiver                                          0.30(3)    N/A      0.27(4)    N/A       N/A      0.42(5)     N/A

Net Annual Fund Operating Expenses                  0.17       N/A      0.20       N/A       N/A      0.05        N/A

Estimated Indirect Expenses of Underlying Funds     1.03(6)    N/A      0.65(6)    N/A       N/A      0.90(6)     N/A

Total Annual Fund Operating Expenses and
Estimated Indirect Expenses of Underlying Funds     1.20       N/A      0.85       N/A       N/A      0.95        N/A
-----------------------------------------------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other expenses are based on estimated average assets for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.17% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.


(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.20% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.


(5) The fund's advisor has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit Other Expenses (excluding certain items discussed below) to 0.05% on Class A, Class B, Class C and Class R shares. In determining the advisor's obligation to waive fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees;
    (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from the banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2005.


(6) In addition to the Total Annual Fund Operating Expense which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Estimated Indirect Expense of Underlying Funds is based on the annual operating expenses of the underlying funds and the target allocation percentages.


You should also consider the effect of any account fees charged by the financial institution managing your account.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Aggressive Allocation                       $122     $445       N/A         N/A
Basic Value                                   73      227      $395      $  883
Conservative Allocation                       87      329       N/A         N/A
Global Equity                                131      409       708       1,556
Mid Cap Core Equity                           78      243       422         942
Moderate Allocation                           97      392       N/A         N/A
Small Cap Growth                              82      255       444         990
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2003, the advisor received compensation of 0.66%, 0.93%, 0.68% and 0.70%, respectively, of Basic Value's, Global Equity's, Mid Cap Core Equity's and Small Cap Growth's average daily net assets. The advisor does not receive a management fee from Aggressive Allocation, Conservative Allocation and Moderate Allocation.


PORTFOLIO MANAGERS


With respect to Basic Value, Global Equity, Mid Cap Core Equity and Small Cap Growth, the advisor uses a team approach to investment management. The individual member(s) of the team who are primarily responsible for the management of each fund's portfolio are


BASIC VALUE



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams).


The website is not a part of this prospectus.


GLOBAL EQUITY


- Derek S. Izuel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.


- Eric Thaller, Portfolio Manager, who has been responsible for the fund since 2002, and has been associated with the advisor and/or its affiliates since 2001. Mr. Thaller joined the advisor in March 2001. He was an associate for Trust Company of the West in 2000, and an associate for Northfield Information Services, Inc. in 1999.



    More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams).


The website is not a part of this prospectus.


MID CAP CORE EQUITY



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams).


The website is not a part of this prospectus.


SMALL CAP GROWTH


- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.


    He is assisted by the Mid Cap Growth and Small Cap Growth Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams).


The website is not a part of this prospectus.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

AGGRESSIVE ALLOCATION, CONSERVATIVE ALLOCATION AND MODERATE ALLOCATION



A team of professionals determines the asset class allocation, underlying fund selections and target weightings for Aggressive Allocation, Conservative Allocation and Moderate Allocation. These funds are not actively managed and do not have portfolio managers. The underlying funds are actively managed by teams of investment professionals. For more information on the management teams of the underlying funds may be found on our website (http://www.aiminvestments.com/teams).


    The website is not a part of this prospectus.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Basic Value, Global Equity, Mid Cap Core Equity and Small Cap Growth expect that their distributions, if any, will consist primarily of capital gains. Conservative Allocation and Moderate Allocation expect that their distributions, if any, will consist of both capital gains and ordinary income. Aggressive Allocation expects that its distributions, if any, will consist primarily of capital gains.


DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


LIMITED FUND OFFERING (SMALL CAP GROWTH AND MID CAP CORE EQUITY)



Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for Small Cap Growth, the fund limited public sales of its shares to certain investors as of the close of business on March 18, 2002. Due to the sometimes limited availability of common stocks of mid-capitalization companies that meet the investment criteria for Mid Cap Core Equity Fund, the fund limited public sales of its shares to certain investors, effective as of the close of business on February 27, 2004. Investors should note that the funds reserve the right to refuse any order that might disrupt the efficient management of the funds.



    The following types of investors may continue to invest in the funds if they were invested in the funds as of the date on which each fund limited public sales of its shares to certain investors and remain invested in the funds after that date:



    (i) Existing shareholders of the funds;



    (ii) Existing shareholders of the funds who open other accounts in their name;


    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.


    Future investments in the funds made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.



    The following types of investors may open new accounts in the funds, if approved by the distributor:


- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.


    Such plans and programs that are considering the funds as an investment option should contact the distributor for approval.



    The funds may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.



    A significant portion of Global Equity's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



    As of the date of this prospectus Aggressive Allocation's, Conservative Allocation's, Global Equity's and Moderate Allocation's Institutional Classes had not yet commenced operations and therefore, financial information for those Institutional Classes is not available.




                                                                           BASIC VALUE--
                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                 MARCH 15, 2002 (DATE
                                                              YEAR ENDED         SALES COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                 2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $21.95                $ 29.63
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08                   0.06(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.53                  (7.74)
=====================================================================================================
    Total from investment operations                               7.61                  (7.68)
=====================================================================================================
Net asset value, end of period                                   $29.56                $ 21.95
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   34.67%                (25.92)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,123                $ 1,471
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:                           0.71%(c)               0.81%(d)
=====================================================================================================
Ratio of net investment income to average net assets               0.35%(c)               0.35%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
_____________________________________________________________________________________________________
=====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $1,682,752.


(d) Annualized


(e) Not annualized for periods less than one year.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                GLOBAL EQUITY--CLASS A(a)
                                                         ------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   9.95         $ 11.00         $ 13.33         $ 15.78         $ 11.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.06)(b)       (0.02)(b)       (0.10)(b)       (0.19)(b)      (0.06)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              3.79           (1.03)          (2.17)          (1.11)           5.86
=================================================================================================================================
    Total from investment operations                         3.73           (1.05)          (2.27)          (1.30)           5.80
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --              --           (0.06)             --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.14)             --              --           (1.15)          (1.48)
=================================================================================================================================
Redemption fees added to paid-in capital                     0.00              --              --              --              --
=================================================================================================================================
Net asset value, end of period                           $  13.54         $  9.95         $ 11.00         $ 13.33         $ 15.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             37.51%          (9.55)%        (17.03)%         (7.90)%         51.93%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $109,205         $68,335         $80,630         $20,751         $20,595
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.00%(d)        2.00%           2.00%           2.00%           1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.05%(d)        2.05%           2.25%           2.14%           1.16%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.50)%(d)      (0.18)%         (0.94)%         (1.27)%         (0.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       178%             80%            154%            260%            147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.


(b)Calculated using average shares outstanding.


(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(d)Ratios are based on average daily net assets of $82,617,402.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                    MID CAP CORE EQUITY--
                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 MARCH 15, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.27             $ 25.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08(a)             0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.88               (3.77)
===============================================================================================
    Total from investment operations                               5.96               (3.73)
===============================================================================================
Less distributions from net realized gains                           --               (0.03)
===============================================================================================
Net asset value, end of period                                  $ 27.23             $ 21.27
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   28.02%             (14.92)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $26,056             $ 4,817
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            0.76%(c)            0.82%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.32%(c)            0.21%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
_______________________________________________________________________________________________
===============================================================================================



(a)Calculated using average shares outstanding.


(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $13,250,610.


(d)Annualized.


(e)Not annualized for periods less than one year.

--------------------------------------------------------------------------------


   AIM AGGRESSIVE ALLOCATION - BASIC VALUE - CONSERVATIVE ALLOCATION - GLOBAL
                                     EQUITY
       MID CAP CORE EQUITY - MODERATE ALLOCATION - SMALL CAP GROWTH FUNDS

  ---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                SMALL CAP GROWTH--INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                     MARCH 15, 2002
                                                               YEAR ENDED        (DATE SALES COMMENCED)
                                                              DECEMBER 31,          TO DECEMBER 31,
                                                                  2003                    2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  18.53                $ 24.61
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.12)(a)              (0.07)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     7.50                  (6.01)
=======================================================================================================
    Total from investment operations                                7.38                  (6.08)
=======================================================================================================
Net asset value, end of period                                  $  25.91                $ 18.53
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    39.83%                (24.71)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $108,116                $ 2,866
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                             0.80%(c)               0.89%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets        (0.51)%(c)             (0.45)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                            32%                    22%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $45,816,053.


(d) Annualized.


(e) Not annualized for periods less than one year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the AIM funds and the INVESCO funds generally intend to pay redemption proceeds solely in cash, the AIM funds and the INVESCO funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the AIM funds' shares are determined as of the close of the respective markets. Events affecting the values of such securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the AIM fund's net asset value. If a development/ event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of the effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.
                                                                   INSTCL--04/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--04/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4497
                       Houston, TX 77210-4497

BY TELEPHONE:          (800) 451-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------

   AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund

   SEC 1940 Act file number: 811-2699

--------------------------------------------

AIMinvestments.com     AGS-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--             --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASSES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                      (FORMERLY, A I M FUND SERVICES, INC.)
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 451-4246

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2004, RELATES TO THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FOLLOWING FUNDS:


          FUND                                            DATED
          ----                                            -----
 AIM AGGRESSIVE ALLOCATION FUND                      APRIL 30, 2004
      AIM BASIC VALUE FUND                           APRIL 30, 2004
AIM CONSERVATIVE ALLOCATION FUND                     APRIL 30, 2004
     AIM GLOBAL EQUITY FUND                          APRIL 30, 2004
  AIM MID CAP CORE EQUITY FUND                       APRIL 30, 2004
  AIM MODERATE ALLOCATION FUND                       APRIL 30, 2004
    AIM SMALL CAP GROWTH FUND                        APRIL 30, 2004

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                    PAGE
GENERAL INFORMATION ABOUT THE TRUST..........................................................................         1
         Fund History........................................................................................         1
         Shares of Beneficial Interest.......................................................................         2

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.....................................................         3
         Classification......................................................................................         3
         Investment Strategies and Risks.....................................................................         3
         Asset Allocation Funds..............................................................................         4
                  Equity Investments.........................................................................         9
                  Foreign Investments........................................................................        10
                  Debt Investments...........................................................................        11
                  Other Investments..........................................................................        18
                  Investment Techniques......................................................................        19
                  Derivatives................................................................................        24
                  Additional Securities or Investment Techniques.............................................        30
         Sector Risk Factors.................................................................................        31
         Fund Policies.......................................................................................        33
         Temporary Defensive Positions.......................................................................        35
         Portfolio Turnover..................................................................................        35

MANAGEMENT OF THE TRUST......................................................................................        35
         Board of Trustees...................................................................................        35
         Management Information..............................................................................        36
                  Trustee Ownership of Fund Shares...........................................................        37
                  Factors Considered in Approving the Investment Advisory Agreement..........................        37
         Compensation........................................................................................        38
                  Retirement Plan For Trustees...............................................................        38
                  Deferred Compensation Agreements...........................................................        39
                  Purchases of Class A Shares of the Funds at Net Asset Value................................        39
         Codes of Ethics.....................................................................................        39
         Proxy Voting Policies...............................................................................        39

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................................        39

INVESTMENT ADVISORY AND OTHER SERVICES.......................................................................        40
         Investment Advisor..................................................................................        40
         Service Agreements..................................................................................        42
         Other Service Providers.............................................................................        42

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................................................        43
         Brokerage Transactions..............................................................................        43
         Commissions.........................................................................................        44
         Brokerage Selection.................................................................................        44
         Directed Brokerage (Research Services)..............................................................        45
         Regular Brokers or Dealers..........................................................................        45
         Allocation of Portfolio Transactions................................................................        45
         Allocation of Initial Public Offering ("IPO") Transactions..........................................        45

PURCHASE, REDEMPTION AND PRICING OF SHARES...................................................................        46

         Purchase and Redemption of Shares...................................................................        46
         Redemptions by the Funds............................................................................        47
         Offering Price......................................................................................        47
         Redemption In Kind..................................................................................        48
         Backup Withholding..................................................................................        48

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................................................        49
         Dividends and Distributions.........................................................................        49
         Tax Matters.........................................................................................        50

DISTRIBUTION OF SECURITIES...................................................................................        57
         Distributor.........................................................................................        57

CALCULATION OF PERFORMANCE DATA..............................................................................        58

PENDING LITIGATION...........................................................................................        63

APPENDICES:

RATINGS OF DEBT SECURITIES...................................................................................       A-1

TRUSTEES AND OFFICERS........................................................................................       B-1

TRUSTEE COMPENSATION TABLE...................................................................................       C-1

PROXY VOTING POLICIES........................................................................................       D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................................       E-1

MANAGEMENT FEES..............................................................................................       F-1

ADMINISTRATIVE SERVICES FEES ................................................................................       G-1

BROKERAGE COMMISSIONS .......................................................................................       H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.............       I-1

PERFORMANCE DATA.............................................................................................       J-1

PENDING LITIGATION...........................................................................................       K-1

FINANCIAL STATEMENTS.........................................................................................        FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of seven separate portfolios: AIM Aggressive Allocation Fund, AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund and AIM Small Cap Growth Fund. This Statement of Additional Information relates solely to the Institutional Classes of AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15 , 2002, as amended (the "Trust Agreement"), the Board of the Trust (the "Board")is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on February 19, 1985, as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust's predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value Fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998). Prior to March 31, 2004, AIM Global Equity Fund was known as AIM Global Trends Fund. AIM Global Equity Fund succeeded to the assets and assumed the liabilities of a series portfolio with a corresponding name (the "Predecessor Fund") of AIM Series Trust, a Delaware statutory trust, on November 4, 2003. All historical information and other information contained in this Statement of Additional Information for periods prior to November 4, 2003, relating to AIM Global Equity Fund (or a class thereof) is that of the Predecessor Fund (or a corresponding class thereof). Each of the other Funds commenced operations as a series of the Trust.



                  Effective as of March 18, 2002, AIM Small Cap Growth Fund limited public sales of its shares to certain investors. Also, effective as of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund limited public sales of its shares to certain investors. The following types of investors may continue to invest in either Fund if they are invested in the Fund as of the date on which the Fund limited public sales of its shares to certain investors and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to
Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in either Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Growth Fund or AIM Mid Cap Core Equity Fund as an investment option should contact AIM Distributors for approval.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.


         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers separate classes of shares as follows:


                                                                                                       INSTITUTIONAL
            FUND                                CLASS A      CLASS B        CLASS C        CLASS R         CLASS
--------------------------------------------------------------------------------------------------------------------
AIM Aggressive Allocation Fund                     X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                               X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund                   X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------
AIM Global Equity Fund                             X            X              X                             X
--------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity Fund                       X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                       X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund                          X            X              X              X              X
--------------------------------------------------------------------------------------------------------------------


         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS


         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds --Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

ASSET ALLOCATION FUNDS



         AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund (the "Asset Allocation Funds") are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.



         Following is the list of the Asset Allocation Funds' underlying funds ("Underlying Funds") and their related percentage allocations. The Underlying Funds and their percentage allocations have been selected for use over longer time periods, but may be changed in the future without shareholder approval. The actual percentage allocations will vary from target weightings in the Underlying Funds due to factors such as market movements and capital flows. AIM automatically rebalances the Asset Allocation Funds' investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. AIM has the ability to rebalance on a more frequent basis if necessary. Some portion of each Asset Allocation Fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds' working cash balances. AIM may change an Underlying Fund or its percentage allocation without shareholder approval. Cash flows will be managed to help maintain target percentage allocations.



                                                                        AIM                 AIM               AIM
                                                                    AGGRESSIVE          CONSERVATIVE        MODERATE
                                                                    ALLOCATION           ALLOCATION        ALLOCATION
                                                                       FUND                 FUND              FUND
---------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                                         0%                  5%                 0%
---------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                                                      5%                  0%                10%
---------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                                         12.5%                  0%               7.5%
---------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund                                        17.5%                  5%                10%
---------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                                               20%                  5%              12.5%
---------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund                                       0%                 15%                 0%
---------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                                             0%                  0%                 5%
---------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                                     5%                  0%                 0%
---------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund                                               10%                  0%                 0%
---------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                                                 0%                 25%                 5%
---------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund                                               0%                 25%                25%
---------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                                                0%                  5%                 0%
---------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund                                         0%                  0%                 5%
---------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                                    5%                  0%                 0%
---------------------------------------------------------------------------------------------------------------------
INVESCO International Core Equity Fund                                12.5%                2.5%                10%
---------------------------------------------------------------------------------------------------------------------
INVESCO MidCap Growth Fund                                               0%                  0%                 5%
---------------------------------------------------------------------------------------------------------------------
INVESCO Multi-Sector Fund                                             12.5%                2.5%                 5%
---------------------------------------------------------------------------------------------------------------------
A  money market fund or direct investments in cash
equivalents and U.S. Government securities                               0%                 10%                 0%
---------------------------------------------------------------------------------------------------------------------

            FUND                         AIM                       AIM
         SECURITY/                   AGGRESSIVE               CONSERVATIVE                AIM MID CAP  AIM MODERATE
         INVESTMENT                  ALLOCATION  AIM BASIC     ALLOCATION     AIM GLOBAL  CORE EQUITY   ALLOCATION   AIM SMALL CAP
         TECHNIQUE                      FUND*    VALUE FUND       FUND*      EQUITY FUND     FUND          FUND*      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Common Stock                              X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Preferred Stock                           X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Convertible
Securities                                X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Alternative Entity
 Securities                               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
                                                        FOREIGN INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                        X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Government
Obligations                               X          X              X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Exchange
 Transactions                             X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS FOR FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations               X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Rule 2a-7 Requirements                    X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and Asset-Backed
Securities                                X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations       X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Bank Instruments                          X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Commercial Instruments                    X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Participation Interests                                             X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Securities                      X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Lease Obligations
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt
Obligations                               X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------

            FUND                         AIM                       AIM
         SECURITY/                   AGGRESSIVE               CONSERVATIVE                AIM MID CAP  AIM MODERATE
         INVESTMENT                  ALLOCATION  AIM BASIC     ALLOCATION     AIM GLOBAL  CORE EQUITY   ALLOCATION   AIM SMALL CAP
         TECHNIQUE                      FUND*    VALUE FUND       FUND*      EQUITY FUND     FUND          FUND*      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                 DEBT INVESTMENTS FOR EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed and Asset-Backed
Securities                                X                         X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations       X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt
Obligations                               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                X                         X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets                             X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
                                                         OTHER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
REITs                                     X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Other Investment
Companies                                 X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Defaulted Securities                      X                                                                  X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
---------------------------------------------------------------------------------------------------------------------------------
Variable or Floating
Rate Instruments                          X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Indexed Securities                        X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Zero-Coupon and
Pay-in-Kind
Securities                                X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
---------------------------------------------------------------------------------------------------------------------------------
                                                       INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                              X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                    X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Short Sales                               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Margin Transactions
---------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                           X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------

            FUND                         AIM                       AIM
         SECURITY/                   AGGRESSIVE               CONSERVATIVE                AIM MID CAP  AIM MODERATE
         INVESTMENT                  ALLOCATION  AIM BASIC     ALLOCATION     AIM GLOBAL  CORE EQUITY   ALLOCATION   AIM SMALL CAP
         TECHNIQUE                      FUND*    VALUE FUND       FUND*      EQUITY FUND     FUND          FUND*      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
Interfund Loans                           X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                 X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Lending Portfolio
Securities                                X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                     X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements             X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Dollar Rolls                              X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities                       X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities                      X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers                        X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------
Sale of Money
Market Securities                                                   X
---------------------------------------------------------------------------------------------------------------------------------
Standby Commitments
---------------------------------------------------------------------------------------------------------------------------------
                                                            DERIVATIVES
---------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives                 X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Put Options                               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Call Options                              X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Straddles                                 X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                  X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Futures Contracts
and Options on
Futures Contracts                         X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Forward Currency
Contracts                                 X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Cover                                     X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------

            FUND                         AIM                       AIM
         SECURITY/                   AGGRESSIVE               CONSERVATIVE                AIM MID CAP  AIM MODERATE
         INVESTMENT                  ALLOCATION  AIM BASIC     ALLOCATION     AIM GLOBAL  CORE EQUITY   ALLOCATION   AIM SMALL CAP
         TECHNIQUE                      FUND*    VALUE FUND       FUND*      EQUITY FUND     FUND          FUND*      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                            ADDITIONAL SECURITIES INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------------
Commercial Bank Obligations               X          X              X             X            X             X             X
---------------------------------------------------------------------------------------------------------------------------------
Privatizations                                                      X             X                          X
---------------------------------------------------------------------------------------------------------------------------------
Samurai and Yankee Bonds                  X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------------


* AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund are "funds of funds" which invest in other underlying funds and do not directly invest in the securities or use the investment techniques indicated in the table.

         The language below discusses investment strategies of AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund and of the Underlying Funds in which the AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest.


Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         Certain Funds will not acquire equity securities, other than preferred stocks, except when (a) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (b) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interests of the same or a different issuer; or (c) in the case of an exchange offer whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.


         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to a Fund.


         Certain Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Debt Investments for Equity Funds - Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund (except for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund, AIM Moderate Allocation Fund and AIM Global Equity Fund) may invest up to 25% of their total assets in foreign securities. AIM Global Equity Fund may invest a significant amount of its total assets in foreign securities.



         AIM Aggressive Allocation Fund and AIM Moderate Allocation Fund may invest up to 25% and 20%, respectively, of their total assets in global or international equity funds. AIM Conservative Allocation Fund may invest up to 25% of its total assets in equity funds, some of which may invest up to 25% of its total assets in foreign securities.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risks of Developing Countries. AIM Global Equity Fund may invest up to 20% and AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may each invest up to 5%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the

Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         RULE 2a-7 REQUIREMENTS. Money market instruments in which a Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since the Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.



         The money market fund in which AIM Conservative Allocation Fund invests will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party of otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). Certain Funds may invest in CMOs. These Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.


         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates ("PCs"), payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Certain Funds may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         Certain Funds may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

         COMMERCIAL INSTRUMENTS. Certain Funds intend to invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice.


         PARTICIPATION INTERESTS. Certain Funds may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a creditor of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Lender or Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.


         MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         Municipal Securities also include the following securities:

             - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

             - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

             - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

             - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

         Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

         If a Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

         Certain Funds may invest in securities which are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

         Other Considerations. The ability of a Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by a Fund to meet their obligations for the payment of interest and principal when due. The securities in which a Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

         There is a risk that some or all of the interest received by the Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Certain Funds may invest in junk bonds. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.


         A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.


         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund. AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest in a money market fund.


         For each Fund other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund, the following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund are structured as "funds of funds" under the 1940 Act and therefore are not subject to these restrictions.

         DEFAULTED SECURITIES. Certain Funds may invest in defaulted securities. In order to enforce its rights in defaulted securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board.


         VARIABLE OR FLOATING RATE INSTRUMENTS. Certain Funds may invest in securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.


         INDEXED SECURITIES. AIM High Income Municipal Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.



         ZERO-COUPON AND PAY-IN-KIND SECURITIES. Certain Funds may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, certain Underlying Funds may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.


Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Certain Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other

AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.


         The investment policies of certain Underlying Funds permit it to invest in repurchase agreements with banks and broker-dealers pertaining to U.S. Treasury obligations. However, in order to maximize the Fund's dividends which are exempt from state income taxation, as a matter of operating policy, the Fund does not currently invest in repurchase agreements.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


         SALE OF MONEY MARKET SECURITIES. The money market fund in which AIM Conservative Allocation Fund invests does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund's net income.


Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         Certain Underlying Funds may not invest in puts, calls, straddles, spreads or any combination thereof.


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Certain Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         PRIVATIZATIONS. Certain Funds may invest in privatizations. The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Fund to participate may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.


         SAMURAI AND YANKEE BONDS. Subject to their fundamental investment restrictions, certain Funds may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of a Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.


SECTOR RISK FACTORS

         Financial Services Industry. Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

         The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

         Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

         Infrastructure Industry. The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of the Fund.

         In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect AIM Global Equity Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.


         Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of the Fund.


         Natural Resources Industry. AIM Global Equity Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.


         Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

         The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

         Consumer Products and Services Industry. The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

         The consumer products and services industry may also be subject to greater government regulation than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

         Health Care Industry. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

         Telecommunications and Technology Industry. Telecommunications and technology industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in those industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications and technology industries are engaged in fierce competition for market share that could result in increased share price volatility.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.


         (4) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



         Each of AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit the Fund's investments in
(i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.



         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.


         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.


         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) AIM Basic Value Fund, AIM Global Equity Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


         (3) AIM Global Equity Fund normally invests at least 80% of its assets in equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.





TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of its assets in cash, cash equivalents or U.S. Government securities. Each of the Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may also invest in high-quality debt investments and may invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER


         For the fiscal years ended December 31, 2002 and 2003, the portfolio turnover rates for AIM Global Equity Fund were 80% and 178%, respectively. This increase was caused by improved global market environment and an increase in investment opportunities.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.



         The current members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock and Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and [(vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Fund's annual proxy statement]. During the fiscal year ended December 31, 2003, the Audit Committee held eight meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2003, the Governance Committee held six meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar, and Soll and Carl Frischling and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended December 31, 2003, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis when the Board is not available to review matters related to valuation. During the fiscal year ended December 31, 2003, the Valuation Committee held one meeting.


         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended December 31, 2003, the Special Committee Relating to Market Timing Issues did not meet.





Trustee Ownership of Fund Shares



         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement


         The investment advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund by the Board at a meeting held on May 13-14, 2003 and approved for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund at a meeting held on March 10-11, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for each Fund, as applicable, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relation to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.


         After consideration of these factors, the Board found that with respect to each Fund: (i) the services provided to the Fund and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Advisory Agreement was in the best interests of each Fund and its shareholders and approved the Advisory Agreement.


COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES



         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with their proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.



         Any material changes to the proxy policies and procedures will be submitted to the Board of the Trust for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


         The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement, AIM receives no advisory fee from AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund or AIM Moderate Allocation Fund.



         Pursuant to its Advisory Agreement, AIM receives a monthly fee from each Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund) calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

          FUND NAME                          NET ASSETS                 ANNUAL RATE
          ---------                          ----------                 -----------
AIM Basic Value Fund*                 First $500 million                   0.725%
AIM Mid Cap Core Equity Fund          Next $500 million                     0.70%
AIM Small Cap Growth Fund             Next $500 million                    0.675%
                                      Amount over $1.5 billion              0.65%

AIM Global Equity Fund                First $500 million                   0.975%
                                      Next $500 million                     0.95%
                                      Next $500 million                    0.925%
                                      Amount over $1.5 billion              0.90%



*    See currently effective fee disclosure below.



         AIM has voluntarily agreed to waive advisory fees payable by AIM Basic Value Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."



         AIM has contractually agreed through December 31, 2005 to limit Other Expenses (excluding certain items discussed below) to 0.17%, 0.20% and 0.05% on AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund, respectively, for each of Class A, Class B, Class C, and Class R shares. In determining the advisor's obligation to waive fees or reimburse expenses, the following expenses are not taken into account, and could cause the Other Expenses to exceed the limits: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the fund's board of trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Prospectus for the Asset Allocation Funds and may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Asset Allocation Funds.



         The management fees payable by each Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation
Fund), the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31, are found in Appendix F.



         SECURITIES LENDING ARRANGEMENTS. If a Fund (other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation
Fund) engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.



         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31, are found in Appendix G.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         It is anticipated that most investors will perform their own sub-accounting.

         AISI has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through December 31, 2004.




         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas,

N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and the Funds other than AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2003 are found in Appendix I.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2003 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors, or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.


         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AISI for correction of transactions involving Fund shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AISI, an investor may change the bank account designated to receive redemption proceeds. AISI may request additional documentation.

         AISI may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary, and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AISI maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value


         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.



         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special

Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test").

Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.


         An Asset Allocation Fund will invest its assets in shares of the Underlying Funds, cash and money market instruments. Accordingly, and Asset Allocation Fund's income will consist of distributions from the Underlying Funds, net gains realized from the disposition of Underlying Fund shares and interest. If an Underlying Fund qualifies for treatment as a RIC under the Code
- each has done so for its past taxable years and intends to continue to do so for its current and future taxable years - (1) dividends paid to an Asset Allocation Fund from the Underlying Fund's investment company taxable income (which may include net gains from certain foreign currency transactions) will be taxable to an Asset Allocation Fund as ordinary income to the extent of the Underlying Fund's earnings and profits and (2) distributions paid to an Asset Allocation Fund from the Underlying Fund's shares. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other share of that Underlying Fund (whether pursuant to a rebalancing of an Asset Allocation Fund's portfolio or otherwise), all or a part of the loss will not be deductible by an Asset Allocation Fund and instead will increase its basis for the newly purchased shares.



         Although an Underlying Fund will be eligible to elect to "pass-through" to its shareholders (including an Asset Allocation Fund) the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes it pays if more than 50% in the value of its total assets at the close of any taxable year consists of securities of foreign corporations, an Asset Allocation Fund will not qualify to pass that benefit through to its shareholders because of its inability to satisfy that asset test. Accordingly, the Fund will deduct the amount of any foreign taxes passed through by an Underlying Fund in determining its investment company taxable income.



         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.


         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.



         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on April 30, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) = ERV

Where           P       =    a hypothetical initial payment of $1,000;

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five or ten year periods);

                n       =    number of years; and

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix J.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) = ERV

Where           P      =   a hypothetical initial payment of $1,000;

                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

                n      =   number of years; and

                ERV    =   ending  redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P      =   a hypothetical initial payment of $1,000;

                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment  at the end of the  stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T) = ATV
                                             D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and

                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T) = ATV
                                             DR

Where           P     =  a hypothetical initial payment of $1,000;

                T     =  average annual total return (after taxes on
                         distributions and redemption);

                n     =  number of years; and

                ATV   =  ending value of a hypothetical $1,000 payment made
                   DR    at the beginning of the one, five or ten year periods
                         (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix J.


Performance Information

         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

          From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

          The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age                    Financial World                     Nation's Business
Barron's                           Forbes                              New York Times
Best's Review                      Fortune                             Pension World
Bloomberg                          Hartford Courant                    Pensions & Investments
Broker World                       Inc.                                Personal Investor
Business Week                      Institutional Investor              Philadelphia Inquirer
Changing Times                     Insurance Forum                     The Bond Buyer
Christian Science Monitor          Insurance Week                      USA Today

Consumer Reports                   Investor's Business Daily           U.S. News & World Report
Economist                          Journal of the American             Wall Street Journal
FACS of the Week                      Society of CLU & ChFC            Washington Post
Financial Planning                 Kiplinger Letter                    CNN
Financial Product News             Money                               CNBC
Financial Services Week            Mutual Fund Forecaster              PBS


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:


Bank Rate Monitor                  Morningstar, Inc.
Bloomberg                          Standard & Poor's
FactSet Data Systems               Strategic Insight
Lipper, Inc.                       Thompsons Financial


         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Global Fund Index                       MSCI World Index
Lipper Large-Cap Value Fund Index              Russell 1000--Registered Trademark-- Value Index
Lipper Multi-Cap Value Fund Index              Russell 2000--Registered Trademark-- Growth Index
Lipper Mid-Cap Core Fund Index                 Russell Midcap--Registered Trademark-- Index
Lipper Small-Cap Growth Fund Index             Standard & Poor's 500 Stock Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                               PENDING LITIGATION


         A number of civil lawsuits, including purported class action and shareholder derivative suits, have been filed that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties. A list of such lawsuits that have been served, or for which service of process has been waived, as of March 18, 2004 is set forth in Appendix K.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

          Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1:    Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B:       Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:       High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of April 30, 2004



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex, except for Messrs. Baker, Bunch, Lewis and Soll who oversee 111 portfolios in the AIM and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                  TRUSTEE
                                   AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                          TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1)--1946          1998        Director and Chairman, A I M Management Group       None
Trustee, Chairman and President                Inc. (financial services holding company);
                                               Director and Vice Chairman, AMVESCAP PLC and
                                               Chairman of AMVESCAP PLC - AIM Division (parent
                                               of AIM and a global investment management firm)

                                               Formerly: President and Chief Executive
                                               Officer, A I M Management Group Inc.; Director,
                                               Chairman and President, A I M Advisors, Inc.
                                               (registered investment advisor); Director and
                                               Chairman, A I M Capital Management, Inc.
                                               (registered investment advisor), A I M
                                               Distributors, Inc. (registered broker dealer),
                                               AIM Investment Services, Inc., (registered
                                               transfer agent), and Fund Management Company
                                               (registered broker dealer); and Chief Executive
                                               Officer, AMVESCAP PLC - Managed Products
----------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2)-- 1951      2003         Director, President and Chief Executive             None
Trustee and Executive Vice                     Officer, A I M Management Group Inc. (financial
President                                      services holding company); Director, Chairman
                                               and President, A I M Advisors, Inc. (registered
                                               investment advisor); Director, A I M Capital
                                               Management, Inc. (registered investment
                                               advisor) and A I M Distributors, Inc.
                                               (registered broker dealer), Director and
                                               Chairman, AIM Investment Services, Inc.,
                                               (registered transfer agent), and Fund
                                               Management Company (registered broker dealer);
                                               and Chief Executive Officer, AMVESCAP PLC - AIM
                                               Division (parent of AIM and a global investment
                                               management firm)

                                               Formerly:  Director, Chairman, President and
                                               Chief Executive Officer, INVESCO Funds Group,
                                               Inc.; and INVESCO Distributors, Inc.; Chief
                                               Executive Officer, AMVESCAP PLC - Managed
                                               Products; Chairman and Chief Executive Officer
                                               of NationsBanc Advisors, Inc.; and Chairman of
                                               NationsBanc Investments, Inc.
----------------------------------------------------------------------------------------------------------------------


----------------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                  TRUSTEE
                                   AND/OR                                                               OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                          TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Bob R. Baker - 1936                 2003       Retired                                             None
Trustee
                                               Formerly:  President and Chief Executive
                                               Officer, AMC Cancer Research Center; and
                                               Chairman and Chief Executive Officer, First
                                               Columbia Financial Corporation
----------------------------------------------------------------------------------------------------------------------
Frank S. Bayley - 1939              1985       Of Counsel, law firm of Baker & McKenzie            Badgley Funds, Inc.
Trustee                                        Formerly: Partner, law firm of Baker & McKenzie     (registered
                                                                                                   investment company)
----------------------------------------------------------------------------------------------------------------------
James T. Bunch - 1942               2003       Co-President and Founder, Green, Manning &          None
Trustee                                        Bunch Ltd., (investment banking firm); and
                                               Director, Policy Studies, Inc. and Van Gilder
                                               Insurance Corporation

                                               Formerly:  General Counsel and Director,
                                               Boettcher & Co.; and Chairman and Managing
                                               Partner, law firm of Davis, Graham & Stubbs
----------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett - 1944            2001       Chairman, Crockett Technology Associates            ACE Limited
Trustee                                        (technology consulting company)                     (insurance
                                                                                                   company); and
                                                                                                   Captaris, Inc.
                                                                                                   (unified messaging
                                                                                                   provider)

----------------------------------------------------------------------------------------------------------------------
Albert R. Dowden - 1941             2001       Director of a number of public and private          Cortland Trust,
Trustee                                        business corporations, including the Boss           Inc. (Chairman)
                                               Group, Ltd. (private investment and management)     (registered
                                               and Magellan Insurance Company                      investment
                                                                                                   company); Annuity
                                               Formerly:  Director, President and Chief            and Life Re
                                               Executive Officer, Volvo Group North America,       (Holdings), Ltd.
                                               Inc.; Senior Vice President, AB Volvo; and          (insurance company)
                                               director of various affiliated Volvo companies
----------------------------------------------------------------------------------------------------------------------

                                  TRUSTEE
                                   AND/OR                                                               OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                          TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. - 1935          2001       Retired                                             None
Trustee
                                               Formerly: Chairman, Mercantile Mortgage Corp.;
                                               President and Chief Operating Officer,
                                               Mercantile-Safe Deposit & Trust Co.; and
                                               President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------------
Jack M. Fields - 1952               2001       Chief Executive Officer, Twenty First Century       Administaff ; and
Trustee                                        Group, Inc. (government affairs company) and        Discovery Global
                                               Texana Timber LP (sustainable forestry company)     Education Fund
                                                                                                   (non-profit)
----------------------------------------------------------------------------------------------------------------------
Carl Frischling - 1937              2001       Partner, law firm of Kramer Levin Naftalis and      Cortland Trust,
Trustee                                        Frankel LLP                                         Inc. (registered
                                                                                                   investment company)
----------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis - 1933              2003       Chairman, Lawsuit Resolution Services (San          General Chemical
Trustee                                        Diego, California)                                  Group, Inc.,

                                               Formerly:  Associate Justice of the California
                                               Court of Appeals
----------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis - 1950           2001       Formerly: Chief Executive Officer, YWCA of the      None
Trustee                                        USA
----------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock - 1942             2001       Partner, law firm of Pennock & Cooper               None
Trustee
----------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley - 1935              1977       Retired                                             None
Trustee
----------------------------------------------------------------------------------------------------------------------
Louis S. Sklar - 1939               2001       Executive Vice President, Development and           None
Trustee                                        Operations, Hines Interests Limited Partnership
                                               (real estate development company)
----------------------------------------------------------------------------------------------------------------------
Larry Soll, Ph.D. - 1942            2003       Retired                                             None
Trustee
----------------------------------------------------------------------------------------------------------------------

                                  TRUSTEE
                                   AND/OR                                                               OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                          TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------
Kevin M. Carome - 1956              2003       Director, Senior Vice President, Secretary and      N/A
Senior Vice President,                         General Counsel, A I M Management Group Inc.
Secretary and Chief Legal                      (financial services holding company) and
Officer                                        A I M Advisors, Inc.; and Vice President,
                                               A I M Capital Management, Inc.,
                                               A I M Distributors, Inc. and AIM Investment
                                               Services, Inc.; Director, Vice President and
                                               General Counsel, Fund Management Company

                                               Formerly:  Senior Vice President and General
                                               Counsel, Liberty Financial Companies, Inc.; and
                                               Senior Vice President and General Counsel,
                                               Liberty Funds Group, LLC
----------------------------------------------------------------------------------------------------------------------
Stuart W. Coco - 1955               2002       Managing Director and Director of Money Market      N/A
Vice President                                 Research and Special Projects, A I M Capital
                                               Management, Inc.; and Vice President, A I M
                                               Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
Melville B. Cox - 1943              1998       Vice President and Chief Compliance Officer,        N/A
Vice President                                 A I M Advisors, Inc. and A I M Capital
                                               Management, Inc.; and Vice President, AIM
                                               Investment Services, Inc.
----------------------------------------------------------------------------------------------------------------------
Sidney M. Dilgren - 1961            2004       Vice President and Fund Treasurer,                  N/A
Vice President and Treasurer                   A I M Advisors, Inc.

                                               Formerly:  Vice President, A I M Distributors,
                                               Inc.; and Senior Vice President, AIM Investment
                                               Services, Inc.
----------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley - 1960            1992       Director of Cash Management, Managing Director      N/A
Vice President                                 and Chief Cash Management Officer,
                                               A I M Capital Management, Inc.; Director and
                                               President, Fund Management Company; and Vice
                                               President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen - 1940              2002       Director and Executive Vice President, A I M        N/A
Vice President                                 Management Group, Inc.; Director and Senior
                                               Vice President, A I M Advisors, Inc.; and
                                               Director, Chairman, President, Director of
                                               Investments, Chief Executive Officer and Chief
                                               Investment Officer, A I M Capital Management,
                                               Inc.
----------------------------------------------------------------------------------------------------------------------

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003



                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES               TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                           PER FUND                            FUNDS--Registered Trademark--
--------------------------------------------------------------------------------------------------------------------
Robert H. Graham            Mid Cap Core Equity               Over $100,000               Over $100,000
                            Small Cap Growth                  Over $100,000
--------------------------------------------------------------------------------------------------------------------
Bob R. Baker                Basic Value                       Over $100,000             $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                   - 0 -                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------
James T. Bunch                                    - 0 -                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                 - 0 -                                 $10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------
Albert R. Dowden            Basic Value                   $10,001 - $50,000               Over $100,000
                            Mid Cap Core Equity           $10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.         Basic Value                   $10,001 - $50,000               Over $100,000(3)
                            Mid Cap Core Equity           $10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------
Jack M. Fields                                    - 0 -                                   Over $100,000(3)
--------------------------------------------------------------------------------------------------------------------
Carl Frischling             Basic Value                       Over $100,000               Over $100,000(3)
--------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis                                   - 0 -                                 $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                                - 0 -                                   $1 - $10,000(3)
--------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock            Basic Value                        $1 - $10,000             $50,001 - $100,000
                            Mid Cap Core Equity                $1 - $10,000
--------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                                   - 0 -                                    $1 - $10,000
--------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                    - 0 -                                   Over $100,000(3)
--------------------------------------------------------------------------------------------------------------------
Larry Soll                                        - 0 -                                   Over $100,000
--------------------------------------------------------------------------------------------------------------------
Mark H. Williamson          Basic Value                       Over $100,000               Over $100,000
                            Global Equity                $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------

---------------------


(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:


                                                            RETIREMENT
                                         AGGREGATE           BENEFITS        ESTIMATED ANNUAL         TOTAL
                                     COMPENSATION FROM       ACCRUED          BENEFITS UPON        COMPENSATION
                                            THE           BY ALL AIM FUNDS    RETIREMENT FROM      FROM ALL AIM
              TRUSTEE                     TRUST(1)             (2)           ALL AIM FUNDS(3)        FUNDS (4)
-----------------------------------------------------------------------------------------------------------------
Bob R. Baker(5)                      $          2,105    $      32,635     $        114,131        $     154,554
-----------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                 9,288          131,228               90,000              159,000
-----------------------------------------------------------------------------------------------------------------
James T. Bunch(5)                               2,105           20,436               90,000              138,679
-----------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                               9,342           46,000               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Albert R. Dowden                                9,288           57,716               90,000              159,000
-----------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                             9,342           94,860               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Jack M. Fields                                  9,283           28,036               90,000              159,000
-----------------------------------------------------------------------------------------------------------------
Carl Frischling(6)                              9,342           40,447               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Gerald J. Lewis(5)                              2,105           20,436               90,000              142,054
-----------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                              9,342           33,142               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                                9,342           49,610               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                                 9,342          126,050               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                  9,342           72,786               90,000              160,000
-----------------------------------------------------------------------------------------------------------------
Larry Soll(5)                                   2,105           48,830              108,090              140,429
-----------------------------------------------------------------------------------------------------------------



(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2003, including earnings, was $32,164.



(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $58,528.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustees' retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has 10 years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.



(6) During the fiscal year ended December 31, 2003, the Trust paid $37,332 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

         The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES


Reviewed and approved by the AIM Funds Board of Trustees February 9, 2004. Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003 as revised effective January 8, 2004.



A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  - Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  - Implement or renew a dead-hand or modified dead-hand poison pill;



                  - Sit on the boards of an excessive number of companies;



                  - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  - Long-term financial performance of the target company relative to its industry;



                  -        Management's track record;



                  -        Portfolio manager's assessment;



                  -        Qualifications of director nominees (both slates);



                  - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  -        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  - It is not clear that the auditors will be able to fulfill their function;



                  - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                   - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  - We will generally abstain from shareholder social and environmental proposals.



                  - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  - We will generally vote for proposals to lower barriers to shareholder action.



                  - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.



C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shall to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


         All information listed below is as of April 5, 2004.



AIM BASIC VALUE FUND

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
333 West 34th St.,                     --              5.00%           5.11%               --                  --
7th Floor
New York, NY  10001-2402
-----------------------------------------------------------------------------------------------------------------------
First Command Bank Trust
Attn:  Trust Department
P.O. Box 901075                        --                --              --                --               12.26%
Fort Worth,
TX 76101-2075
-----------------------------------------------------------------------------------------------------------------------
The Guardian Insurance &
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place                     --                --              --              7.19%                 --
Bethlehem, PA  18017-9097
-----------------------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
Heritage Registration Company
c/o Heritage Trust Co.
P.O. Box 21708 Omnibus for Reinv       --               --              --                --               86.20%
Acc: 1
Oklahoma City, OK
73156-1708
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration            7.95%           10.07%           18.84%             --                --
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL  32246-6484
-----------------------------------------------------------------------------------------------------------------------


AIM GLOBAL EQUITY FUND


                                     CLASS A          CLASS B         CLASS C       INSTITUTIONAL
                                     SHARES           SHARES           SHARES        CLASS SHARES
----------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF         OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD           RECORD
----------------------------------------------------------------------------------------------------
Citigroup Global Market
House Account
Attn:  Cindy Tempesta
333 West 34th St.,                    5.79%             --              8.03%             --
7th Floor
New York, NY  10001-2402
----------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration             --              6.22%           15.12%             --
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL  32246
----------------------------------------------------------------------------------------------------

AIM MID CAP CORE EQUITY FUND



                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF         OWNED OF            OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD           RECORD              RECORD
-----------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co.                --               --              --              7.58%                 --
C/O Premier/Fascorp
8515 E. Orchard Rd
# 2T2
Greenwood Vlg., CO 80111-5022
-----------------------------------------------------------------------------------------------------------------------
Carn & Co.                             --               --              --               6.31%                 --
Nana Corp.
Compensation Deferral Plan
Attn: Mutual Fund Star
P.O. Box 96211
Washington, DC 20090-6211
-----------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co.                 5.23%             --               --                --                  --
Inc. Reinvestment Acct
101 Montgomery St
San Francisco, CA 94104-4122
-----------------------------------------------------------------------------------------------------------------------
Citigroup Global Market                 --              --             5.96%               --                  --
House Account
Attn:  Cindy Tempesta
333 West 34th St.,
7th Floor
New York, NY 10001-2402
-----------------------------------------------------------------------------------------------------------------------
Compass Bancshares Inc                  --              --               --                --                8.04%
Employee Stock Ownership Plan
Nationwide Trust Co.
TTEE FBO Compass
Bancshares Inc.
P.O. Box 1412
Austin, TX 78767-1412
-----------------------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
The Guardian Insurance &                --              --               --              5.37%                 --
Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-9097
-----------------------------------------------------------------------------------------------------------------------
Heritage Registration Company           --              --               --                --                5.17%
C/O Heritage Trust Co.
P.O. Box 21708
Omnibus for Reinv
Acct: Oklahoma City, OK 73156-1708
-----------------------------------------------------------------------------------------------------------------------
Mercantile Safe Deposit                 --              --               --                --                7.63%
cust FBO Washington
County Hosp Assoc Cash Bal Pen
Plan
766 Old Hammonds Ferry Rd.
Linthicum, MD 21090-2112
-----------------------------------------------------------------------------------------------------------------------
Mercantile Safe Deposit &              --               --               --                --                6.81%
Trust co. Cust FBO Washington
County Health System Open
766 Old Hammonds Ferry Rd
Linthicum, MD  21090-2112
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &         7.77%           7.19%           17.90%               --                  --
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
The Northern Trust Co.                  --               --               --                --              38.41%
FBO Northern Trust Tip-DV
P.O. Box 92956
Chicago, IL 60675
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA                     --               --               --                --              23.09%
FBO 401K - Mid Cap Core
P.O. Box 1533
Minneapolis, MN 55480-1533
-----------------------------------------------------------------------------------------------------------------------
Wilmington Trust Co                     --               --               --             7.84%                 --
TTEE FBO
Westwood One, Inc. Savings &
PSP
c/o Mutual Funds
P. O. Box 8971
Wilmington DE 19899-8971
-----------------------------------------------------------------------------------------------------------------------


AIM SMALL CAP GROWTH FUND


                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust                  --               --               --            13.50%                 --
TTEE FBO W.E. Stanley & Co. Inc.
Omnibus Daily Trading
300 E. Wendover Ave.
Ste 100
Greensboro, NC 27401-1221
-----------------------------------------------------------------------------------------------------------------------
City Street TTEE:                       --               --               --               --               13.89%
Nestle 401(K) Savings Plan
105 Rosemont Road
Westwood, MA 02090-2318
-----------------------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
       NAME AND ADDRESS OF          OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
         PRINCIPAL HOLDER            RECORD           RECORD           RECORD          OF RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------
Fidelity Investments                    --               --               --               --               23.95%
Institutional Operations
Co. (F110C) as Agent for
Certain Employee Benefit Plans
100 Magellan Way
Mail Location - KW1C
Covington, KY 41015-1999
-----------------------------------------------------------------------------------------------------------------------
ING Life Insurance and Annuity          --               --               --             6.24%                 --
151 Farmington Ave. - TN41
Hartford, CT 06156-0001
-----------------------------------------------------------------------------------------------------------------------
The Manufacturers Life                9.97%              --               --               --                  --
Insurance Company
(U.S.A)
250 Bloor St East
7th Floor
Toronto, ON M4W 1E5
Canada
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &         9.64%            9.29%           19.48%              --                  --
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246
-----------------------------------------------------------------------------------------------------------------------
State Street Bank                       --               --               --               --               11.00%
105 Rosemont Road
Westwood, MA 02090-2318
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank West                   --               --               --               --               38.34%
NA TTEE New York
Metropolitan Transportation
Authority 457 & 401K DEF Comp
PL
8515 E. Orchard Rd.
#2T2
Greenwood Vlg, CO 80111-5037
-----------------------------------------------------------------------------------------------------------------------

AIM AGGRESSIVE ALLOCATION FUND, AIM CONSERVATIVE ALLOCATION FUND AND AIM MODERATE ALLOCATION FUND

         AIM provided the initial capitalization of each Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to "control" each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund's shares, AIM will cease to control each Fund for the purposes of the 1940 Act.

MANAGEMENT OWNERSHIP


         As of April 5, 2004, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


    FUND NAME                                 2003                                                  2002
---------------------   ------------------------------------------------    ------------------------------------------------
                        MANAGEMENT       MANAGEMENT       NET MANAGEMENT    MANAGEMENT       MANAGEMENT       NET MANAGEMENT
                        FEE PAYABLE      FEE WAIVERS         FEE PAID       FEE PAYABLE      FEE WAIVERS         FEE PAID
---------------------   ------------------------------------------------    ------------------------------------------------
AIM Aggressive
Allocation Fund(1)              N/A              N/A               N/A              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value
Fund                    $34,395,027      $    84,222       $34,310,805      $31,679,859      $    39,803      $31,640,056
----------------------------------------------------------------------------------------------------------------------------
AIM Conservative
Allocation Fund(1)              N/A              N/A               N/A              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------------------
AIM Global Equity
Fund                    $ 1,398,793      $    72,356       $ 1,326,437      $ 1,448,177      $    79,200      $ 1,368,977
----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core
Equity Fund             $15,648,450      $    78,152       $15,570,298      $ 9,735,227      $    42,589      $ 9,692,638
----------------------------------------------------------------------------------------------------------------------------
AIM Moderate
Allocation Fund(1)              N/A              N/A               N/A              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap
Growth Fund             $ 9,914,438      $    29,940       $ 9,884,498      $ 7,192,423      $    23,725      $ 7,168,698
----------------------------------------------------------------------------------------------------------------------------

    FUND NAME                               2001
---------------------   ------------------------------------------------
                        MANAGEMENT       MANAGEMENT       NET MANAGEMENT
                        FEE PAYABLE      FEE WAIVERS         FEE PAID
---------------------   ------------------------------------------------
AIM Aggressive
Allocation Fund(1)              N/A              N/A               N/A
------------------------------------------------------------------------
AIM Basic Value
Fund                    $16,948,293      $    13,380       $16,934,913
------------------------------------------------------------------------
AIM Conservative
Allocation Fund(1)              N/A              N/A               N/A
------------------------------------------------------------------------
AIM Global Equity
Fund                    $   748,360      $   186,796       $   561,564
------------------------------------------------------------------------
AIM Mid Cap Core
Equity Fund             $ 4,690,551      $     8,143       $ 4,682,408
------------------------------------------------------------------------
AIM Moderate
Allocation Fund(1)              N/A              N/A               N/A
------------------------------------------------------------------------
AIM Small Cap
Growth Fund             $ 5,262,338      $     4,597       $ 5,257,741


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


         FUND NAME                2003               2002               2001
         ---------              -------            --------           --------
AIM Aggressive Allocation
Fund(1)                              N/A                N/A                N/A
--------------------------------------------------------------------------------
AIM Basic Value Fund            $645,285           $486,863           $279,428
--------------------------------------------------------------------------------
AIM Conservative
Allocation Fund(1)                   N/A                N/A                N/A
--------------------------------------------------------------------------------
AIM Global Equity Fund(1)       $ 50,000           $ 50,000           $ 50,000
--------------------------------------------------------------------------------
AIM Mid Cap Core Equity
Fund                            $487,969           $274,931           $133,274
--------------------------------------------------------------------------------
AIM Moderate Allocation
Fund(1)                              N/A                N/A                N/A
--------------------------------------------------------------------------------
AIM Small Cap Growth Fund       $365,048           $206,896           $134,512
--------------------------------------------------------------------------------


(1)      Commenced operations on April 30, 2004.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:


              FUND                                        2003                           2002                      2001
              ----                                        ----                           ----                      ----
AIM Aggressive Allocation Fund(2)                             N/A                            N/A                       N/A
AIM Basic Value Fund(3)                                $4,078,941                     $7,413,401                $7,503,643
AIM Conservative Allocation Fund(2)                           N/A                            N/A                       N/A
AIM Global Equity Fund(4)                                 851,859                        435,419                   332,231
AIM Mid Cap Core Equity Fund                            3,392,660                      2,957,059                 1,571,624
AIM Moderate Allocation Fund(2)                               N/A                            N/A                       N/A
AIM Small Cap Growth Fund(5)                            2,705,367                      1,470,812                   567,827


1 Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

2        Commenced operations on April 30, 2004.


3 The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2003 and 2002, was due to unusually low portfolio activity in 2003, based on the attractive investment opportunities the portfolio management team believed were represented in the Fund throughout the year.



4 The variation in brokerage commissions paid by AIM Global Equity Fund for the fiscal year ended December 31, 2003 as compared to the prior fiscal year ended December 31, 2002 was due to an increase in transactions executed with commissions.



5 The variation in brokerage commissions paid by AIM Small Cap Growth Fund for the fiscal years ended December 31, 2003 and 2002, as compared to the prior fiscal year, was due to a significant increase in asset levels that led to additional buying and selling of stock.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

         During the last fiscal year ended December 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                                                        Related
              Fund                                               Transactions                    Brokerage Commissions
              ----                                               ------------                    ---------------------
AIM Aggressive Allocation Fund(1)                                          N/A                                 N/A
AIM Basic Value Fund                                            $  506,403,812                        $    879,895
AIM Conservative Allocation Fund(1)                                        N/A                                 N/A
AIM Global Equity Fund                                              61,875,153                              96,243
AIM Mid Cap Core Equity Fund                                       433,047,689                             772,267
AIM Moderate Allocation Fund(1)                                            N/A                                 N/A
AIM Small Cap Growth Fund                                           95,034,720                             236,645



         During the last fiscal year ended December 31, 2003, none of the Funds except AIM Basic Value Fund purchased securities issued by the following companies, which are "regular" brokers or dealers of the Fund:



                                                                                                      Market Value
        Issuer                                            Security                             (as of December 31, 2003)
        ------                                            --------                             -------------------------
J.P. Morgan Chase & Co.                                 Common Stock                                  $130,611,880
Merrill Lynch & Co. Inc.                                Common Stock                                   153,487,050
Morgan Stanley                                          Common Stock                                   143,517,600


1        Commenced operations on April 30, 2004.

                                   APPENDIX J

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                                                  PERIODS ENDED
                                                                                  -------------
                                                                                DECEMBER 31, 2003
                                                                                -----------------
                                                                                                  SINCE              INCEPTION
   INSTITUTIONAL CLASS SHARES:                        1 YEAR       5 YEARS       10 YEARS       INCEPTION              DATE
   ---------------------------                        ------       -------       --------       ---------              ----
AIM Aggressive Allocation Fund(1)                       N/A          N/A            N/A             N/A              04/30/04
AIM Basic Value Fund                                  34.67%         N/A            N/A           -0.13%             03/15/02
AIM Conservative Allocation Fund(1)                     N/A          N/A            N/A             N/A              04/30/04
AIM Global Equity Fund(1)                               N/A          N/A            N/A             N/A              04/30/04
AIM Mid Cap Core Equity Fund                          28.02%         N/A            N/A            4.87%             03/15/02
AIM Moderate Allocation Fund(1)                         N/A          N/A            N/A             N/A              04/30/04
AIM Small Cap Growth Fund                             39.83%         N/A            N/A            2.91%             03/15/02


CUMULATIVE TOTAL RETURNS


         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                                   PERIODS ENDED
                                                                                   -------------
                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
                                                                                                           SINCE        INCEPTION
   INSTITUTIONAL CLASS SHARES:                        1 YEAR         5 YEARS       10 YEARS             INCEPTION         DATE
   ---------------------------                        ------         -------       --------             ---------         ----
AIM Aggressive Allocation Fund(1)                       N/A            N/A            N/A                   N/A          04/30/04
AIM Basic Value Fund                                  34.67%           N/A            N/A                 -0.24%         03/15/02
AIM Conservative Allocation Fund(1)                     N/A            N/A            N/A                   N/A          04/30/04
AIM Global Equity Fund(1)                               N/A            N/A            N/A                   N/A          04/30/04
AIM Mid Cap Core Equity Fund                          28.02%           N/A            N/A                  8.92%         03/15/02
AIM Moderate Allocation Fund(1)                         N/A            N/A            N/A                   N/A          04/30/04
AIM Small Cap Growth Fund                             39.83%           N/A            N/A                  5.28%         03/15/02


1        Commenced operations on April 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                                PERIODS ENDED
                                                                                -------------
                                                                              DECEMBER 31, 2003
                                                                              -----------------
                                                                                                 SINCE          INCEPTION
   INSTITUTIONAL CLASS SHARES:                         1 YEAR    5 YEARS      10 YEARS         INCEPTION           DATE
   ---------------------------                         ------    -------      --------         ---------           ----
AIM Aggressive Allocation Fund(1)                       N/A        N/A           N/A              N/A            04/30/04
AIM Basic Value Fund                                   34.67%      N/A           N/A            -0.13%           03/15/02
AIM Conservative Allocation Fund(1)                     N/A        N/A           N/A              N/A            04/30/04
AIM Global Equity Fund(1)                               N/A        N/A           N/A              N/A            04/30/04
AIM Mid Cap Core Equity Fund                           28.02%      N/A           N/A             4.85%           03/15/02
AIM Moderate Allocation Fund(1)                         N/A        N/A           N/A              N/A            04/30/04
AIM Small Cap Growth Fund                              39.83%      N/A           N/A             2.91%           03/15/02


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                                                   PERIODS ENDED
                                                                                   -------------
                                                                                 DECEMBER 31, 2003
                                                                                 -----------------
                                                                                                     SINCE        INCEPTION
   INSTITUTIONAL CLASS SHARES:                           1 YEAR    5 YEARS         10 YEARS       INCEPTION          DATE
   ---------------------------                           ------    -------         --------       ---------          ----
AIM Aggressive Allocation Fund(1)                         N/A        N/A              N/A            N/A           04/30/04
AIM Basic Value Fund                                     22.54%      N/A              N/A           -0.11%         03/15/02
AIM Conservative Allocation Fund(1)                       N/A        N/A              N/A            N/A           04/30/04
AIM Global Equity Fund(1)                                 N/A        N/A              N/A            N/A           04/30/04
AIM Mid Cap Core Equity Fund                             18.21%      N/A              N/A            4.14%         03/15/02
AIM Moderate Allocation Fund(1)                           N/A        N/A              N/A            N/A           04/30/04
AIM Small Cap Growth Fund                                25.89%      N/A              N/A            2.47%         03/15/02


1        Commenced operations on April 30, 2004.

                                   APPENDIX K

                               PENDING LITIGATION


         The following civil lawsuits, including purported class action and shareholder derivative suits, involving one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties either have been served or have had service of process waived as of March 18, 2004.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment

         Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Securities Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY

         INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM

         BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. The claim alleges common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be served or filed against the funds, INVESCO, AIM, AMVESCAP and related entities and individuals in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                              FINANCIAL STATEMENTS

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Basic Value Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Value Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.81%

ADVERTISING-5.64%

Interpublic Group of Cos., Inc. (The)(a)        11,282,700   $  176,010,120
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,145,000      187,322,850
===========================================================================
                                                                363,332,970
===========================================================================

AEROSPACE & DEFENSE-1.51%

Honeywell International Inc.                     2,899,200       96,920,256
===========================================================================

APPAREL RETAIL-2.45%

Gap, Inc. (The)                                  6,802,300      157,881,383
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.01%

Bank of New York Co., Inc. (The)                 4,150,000      137,448,000
---------------------------------------------------------------------------
Janus Capital Group Inc.                         3,449,000       56,598,090
===========================================================================
                                                                194,046,090
===========================================================================

BUILDING PRODUCTS-4.20%

American Standard Cos. Inc.(a)                   1,454,000      146,417,800
---------------------------------------------------------------------------
Masco Corp.                                      4,537,600      124,375,616
===========================================================================
                                                                270,793,416
===========================================================================

COMMUNICATIONS EQUIPMENT-1.28%

Motorola, Inc.                                   5,867,000       82,548,690
===========================================================================

CONSUMER ELECTRONICS-1.27%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             2,808,098       81,687,571
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.65%

Ceridian Corp.(a)                                6,071,300      127,133,022
---------------------------------------------------------------------------
First Data Corp.                                 4,186,000      172,002,740
===========================================================================
                                                                299,135,762
===========================================================================

DIVERSIFIED BANKS-2.56%

Bank One Corp.                                   3,623,000      165,172,570
===========================================================================

DIVERSIFIED CAPITAL MARKETS-2.03%

J.P. Morgan Chase & Co.                          3,556,000      130,611,880
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.68%

Cendant Corp.(a)                                 7,355,000      163,795,850
---------------------------------------------------------------------------
H&R Block, Inc.                                  2,480,400      137,339,748
===========================================================================
                                                                301,135,598
===========================================================================

ELECTRIC UTILITIES-0.35%

FirstEnergy Corp.                                  647,300       22,784,960
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-2.28%

Waters Corp.(a)                                  4,430,000   $  146,898,800
===========================================================================

EMPLOYMENT SERVICES-0.84%

Robert Half International Inc.(a)                2,310,300       53,922,402
===========================================================================

ENVIRONMENTAL SERVICES-3.00%

Waste Management, Inc.                           6,537,167      193,500,143
===========================================================================

FOOD RETAIL-3.11%

Kroger Co. (The)(a)                              7,651,400      141,627,414
---------------------------------------------------------------------------
Safeway Inc.(a)                                  2,670,000       58,499,700
===========================================================================
                                                                200,127,114
===========================================================================

GENERAL MERCHANDISE STORES-2.23%

Target Corp.                                     3,745,600      143,831,040
===========================================================================

HEALTH CARE DISTRIBUTORS-4.55%

Cardinal Health, Inc.                            2,398,000      146,661,680
---------------------------------------------------------------------------
McKesson Corp.                                   4,541,900      146,067,504
===========================================================================
                                                                292,729,184
===========================================================================

HEALTH CARE FACILITIES-2.00%

HCA Inc.                                         2,994,000      128,622,240
===========================================================================

HEALTH CARE SERVICES-2.01%

IMS Health Inc.                                  5,200,900      129,294,374
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.79%

Starwood Hotels & Resorts Worldwide, Inc.        3,204,000      115,247,880
===========================================================================

INDUSTRIAL CONGLOMERATES-4.38%

Tyco International Ltd. (Bermuda)               10,646,000      282,119,000
===========================================================================

INDUSTRIAL MACHINERY-1.24%

Parker Hannifin Corp.                            1,337,600       79,587,200
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.61%

Merrill Lynch & Co., Inc.                        2,617,000      153,487,050
---------------------------------------------------------------------------
Morgan Stanley                                   2,480,000      143,517,600
===========================================================================
                                                                297,004,650
===========================================================================

LEISURE PRODUCTS-0.61%

Mattel, Inc.                                     2,021,460       38,953,534
===========================================================================

MANAGED HEALTH CARE-1.84%

UnitedHealth Group Inc.                          2,039,400      118,652,292
===========================================================================

MOVIES & ENTERTAINMENT-1.98%

Walt Disney Co. (The)                            5,470,000      127,615,100
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-3.43%

ENSCO International Inc.                         3,570,700   $   97,015,919
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)              5,171,698      124,172,469
===========================================================================
                                                                221,188,388
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.50%

Halliburton Co.                                  2,600,000       67,600,000
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      2,597,300       93,502,800
===========================================================================
                                                                161,102,800
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.91%

Citigroup Inc.                                   3,859,597      187,344,839
===========================================================================

PHARMACEUTICALS-4.40%

Aventis S.A. (France)                            2,266,000      149,361,033
---------------------------------------------------------------------------
Wyeth                                            3,160,000      134,142,000
===========================================================================
                                                                283,503,033
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.34%

ACE Ltd. (Cayman Islands)                        3,637,000      150,644,540
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.86%

Novellus Systems, Inc.(a)                        2,849,000      119,800,450
===========================================================================

SYSTEMS SOFTWARE-3.76%

Computer Associates International, Inc.          8,859,900      242,229,666
===========================================================================

THRIFTS & MORTGAGE FINANCE-5.51%

Fannie Mae                                       2,690,000      201,911,400
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)

MGIC Investment Corp.                            1,284,100   $   73,116,654
---------------------------------------------------------------------------
Radian Group Inc.                                1,638,856       79,894,230
===========================================================================
                                                                354,922,284
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,277,316,546)                         6,234,892,099
===========================================================================

MONEY MARKET FUNDS-3.21%

Liquid Assets Portfolio(b)                     103,433,320      103,433,320
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                        103,433,320      103,433,320
===========================================================================
    Total Money Market Funds (Cost
      $206,866,640)                                             206,866,640
===========================================================================
TOTAL INVESTMENTS-100.02% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,484,183,186)                                             6,441,758,739
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-9.74%

Liquid Assets Portfolio(b)(c)                  313,614,189      313,614,189
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     313,614,190      313,614,190
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $627,228,379)                                       627,228,379
===========================================================================
TOTAL INVESTMENTS-109.76% (Cost
  $6,111,411,565)                                             7,068,987,118
===========================================================================
OTHER ASSETS LESS LIABILITIES-(9.76%)                          (628,464,983)
===========================================================================
NET ASSETS-100.00%                                           $6,440,522,135
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $5,277,316,546)*                            $6,234,892,099
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $834,095,019)                            834,095,019
------------------------------------------------------------
Foreign currencies, at value (cost $50)                   53
------------------------------------------------------------
Receivables for:
  Fund shares sold                                12,474,754
------------------------------------------------------------
  Dividends                                        7,827,614
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   138,696
------------------------------------------------------------
Other assets                                         161,876
============================================================
    Total assets                               7,089,590,111
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          15,318,599
------------------------------------------------------------
  Deferred compensation and retirement plans         205,647
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       627,228,379
------------------------------------------------------------
Accrued distribution fees                          3,279,448
------------------------------------------------------------
Accrued trustees' fees                                   952
------------------------------------------------------------
Accrued transfer agent fees                        2,783,955
------------------------------------------------------------
Accrued operating expenses                           250,996
============================================================
    Total liabilities                            649,067,976
============================================================
Net assets applicable to shares outstanding   $6,440,522,135
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,127,938,808
------------------------------------------------------------
Undistributed net investment income (loss)          (112,387)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (644,879,842)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              957,575,556
============================================================
                                              $6,440,522,135
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $3,812,300,412
____________________________________________________________
============================================================
Class B                                       $1,946,589,710
____________________________________________________________
============================================================
Class C                                       $  667,411,763
____________________________________________________________
============================================================
Class R                                       $   12,096,851
____________________________________________________________
============================================================
Institutional Class                           $    2,123,399
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          130,362,124
____________________________________________________________
============================================================
Class B                                           70,031,911
____________________________________________________________
============================================================
Class C                                           24,014,347
____________________________________________________________
============================================================
Class R                                              414,793
____________________________________________________________
============================================================
Institutional Class                                   71,838
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.24
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.24 divided by
      94.50%)                                 $        30.94
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        27.80
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        27.79
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        29.16
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.56
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $614,909,891 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends                                                     $   52,022,025
----------------------------------------------------------------------------
Dividends from affiliated money market funds*                      2,804,067
============================================================================
    Total investment income                                       54,826,092
============================================================================

EXPENSES:

Advisory fees                                                     34,395,027
----------------------------------------------------------------------------
Administrative services fees                                         645,285
----------------------------------------------------------------------------
Custodian fees                                                       383,198
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         10,481,300
----------------------------------------------------------------------------
  Class B                                                         16,194,076
----------------------------------------------------------------------------
  Class C                                                          5,548,635
----------------------------------------------------------------------------
  Class R                                                             27,735
----------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          14,127,373
----------------------------------------------------------------------------
Trustees' fees                                                        80,102
----------------------------------------------------------------------------
Other                                                              1,644,306
============================================================================
    Total expenses                                                83,527,037
============================================================================
Less: Fees waived and expense offset arrangements                   (157,442)
============================================================================
    Net expenses                                                  83,369,595
============================================================================
Net investment income (loss)                                     (28,543,503)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         (185,506,779)
----------------------------------------------------------------------------
  Foreign currencies                                                 296,126
============================================================================
                                                                (185,210,653)
============================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,755,021,433
----------------------------------------------------------------------------
  Foreign currencies                                                       3
============================================================================
                                                               1,755,021,436
============================================================================
Net gain from investment securities and foreign currencies     1,569,810,783
============================================================================
Net increase in net assets resulting from operations          $1,541,267,280
____________________________________________________________________________
============================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (28,543,503)   $   (22,688,599)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (185,210,653)      (224,532,143)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               1,755,021,436     (1,119,642,589)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                1,541,267,280     (1,366,863,331)
===============================================================================================
Share transactions-net:
  Class A                                                        371,075,475      1,177,106,683
-----------------------------------------------------------------------------------------------
  Class B                                                        (23,057,201)       447,671,199
-----------------------------------------------------------------------------------------------
  Class C                                                        (12,624,445)       122,712,958
-----------------------------------------------------------------------------------------------
  Class R                                                          8,800,089          1,424,141
-----------------------------------------------------------------------------------------------
  Institutional Class                                                131,671          1,422,881
===============================================================================================
    Net increase in net assets resulting from share
     transactions                                                344,325,589      1,750,337,862
===============================================================================================
    Net increase in net assets                                 1,885,592,869        383,474,531
===============================================================================================

NET ASSETS:

  Beginning of year                                            4,554,929,266      4,171,454,735
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(112,387) and $(65,471) for 2003 and 2002,
    respectively)                                             $6,440,522,135    $ 4,554,929,266
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers or
reimbursements may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended December 31, 2003, AIM waived fees of $84,222.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $645,285 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $5,098,624 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $10,481,300, $16,194,076, $5,548,635 and
$27,735, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $759,942 in front-end sales commissions from the sale of Class A shares and $49,430, $2,916, and $65,321, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES


The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                        UNREALIZED
                      MARKET VALUE     PURCHASES AT    PROCEEDS FROM    APPRECIATION      MARKET VALUE      DIVIDEND     REALIZED
                       12/31/2002          COST            SALES        (DEPRECIATION)     12/31/2003        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio           $ 89,779,169     $466,486,753    $(452,832,602)      $     --       $103,433,320     $1,077,710      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio    89,779,169      466,486,753     (452,832,602)            --        103,433,320      1,049,202           --
====================================================================================================================================
  Subtotal            $179,558,338     $932,973,506    $ 905,665,204       $     --       $206,866,640     $2,126,912      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                       UNREALIZED
                 MARKET VALUE       PURCHASES AT     PROCEEDS FROM     APPRECIATION      MARKET VALUE       DIVIDEND     REALIZED
                  12/31/2002            COST             SALES         (DEPRECIATION)     12/31/2003        INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $115,607,394      $  623,002,456    $ (424,995,661)      $     --       $313,614,189      $  342,114      $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       115,607,395         623,002,456      (424,995,661)            --        313,614,190         335,041           --
====================================================================================================================================
  Subtotal       $231,214,789      $1,246,004,912    $  849,991,322       $     --       $627,228,379      $  677,155      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

  Total          $410,773,127      $2,178,978,418    $1,755,656,526       $     --       $834,095,019      $2,804,067      $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $3,239,640.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $71,981 and reductions in custodian fees of $1,239 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $73,220.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $17,037 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with to these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $614,909,891 were on loan to brokers. The loans were secured by cash collateral of $627,228,379 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $677,155 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary or long-term capital gain distributions paid during the years ended December 31, 2003 and 2002.

Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments           945,048,830
------------------------------------------------------------
Temporary book/tax differences                      (112,387)
------------------------------------------------------------
Capital loss carryforward                       (632,353,116)
------------------------------------------------------------
Shares of beneficial interest                  6,127,938,808
============================================================
Total net assets                              $6,440,522,135
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $3.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $101,680,239
----------------------------------------------------------
December 31, 2010                              333,531,794
----------------------------------------------------------
December 31, 2011                              197,141,083
==========================================================
Total capital loss carryforward               $632,353,116
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $1,232,255,295 and $987,374,682, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
            INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                       $1,138,170,081
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (193,121,254)
============================================================
Net unrealized appreciation of investment
  securities                                  $  945,048,827
____________________________________________________________
============================================================
Cost of investments for tax purposes is
  $6,123,938,291.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2003, undistributed net investment income was increased by $28,496,587, undistributed net realized gains decreased by $296,126 and shares of beneficial interest decreased by $28,200,461. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                          2003                               2002
                                                              -----------------------------    --------------------------------
                                                                SHARES           AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      45,894,184    $1,127,030,777        76,760,537    $1,974,256,884
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      14,417,383       339,056,287        36,719,189       930,261,749
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       5,136,210       121,231,659        11,937,042       301,540,951
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        406,314        10,126,744            81,501         1,780,171
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            12,259           310,965            72,939         1,565,277
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,640,145        65,659,146         1,123,932        28,176,777
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,769,986)      (65,659,146)       (1,169,041)      (28,176,777)
===============================================================================================================================
Reacquired:
  Class A                                                     (34,160,186)     (821,614,448)      (34,569,714)     (825,326,978)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,284,365)     (296,454,342)      (20,054,811)     (454,413,773)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,926,753)     (133,856,104)       (7,825,922)     (178,827,993)
-------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (56,598)       (1,326,655)          (16,424)         (356,030)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (7,415)         (179,294)           (5,945)         (142,396)
===============================================================================================================================
                                                               12,301,192    $  344,325,589        63,053,283    $1,750,337,862
_______________________________________________________________________________________________________________________________
===============================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                     CLASS A
                                     -----------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------
                                        2003             2002             2001           2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    21.86       $    28.44       $    28.41      $  23.84      $ 18.13
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.06)           (0.04)(a)        (0.02)(a)      0.06         0.05(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.44            (6.54)            0.06          4.74         5.75
============================================================================================================
    Total from investment
      operations                           7.38            (6.58)            0.04          4.80         5.80
============================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --             0.00             0.00         (0.03)        0.00
------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                    --             0.00            (0.01)        (0.20)       (0.09)
============================================================================================================
    Total distributions                      --             0.00            (0.01)        (0.23)       (0.09)
============================================================================================================
Net asset value, end of period       $    29.24       $    21.86       $    28.44      $  28.41      $ 23.84
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                           33.76%          (23.14)%           0.16%        20.20%       32.04%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $3,812,300       $2,534,964       $2,066,536      $448,668      $70,791
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                   1.34%(c)         1.33%            1.30%         1.32%        1.69%(d)
============================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.28)%(c)       (0.17)%          (0.05)%        0.49%        0.23%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                      20%              30%              20%           56%          63%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,994,657,284.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.71% for the year ended December 31, 1999.


                                                                     CLASS B
                                     -----------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------
                                        2003             2002             2001           2000         1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    20.91       $    27.38       $    27.54      $  23.23      $ 17.79
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.21)           (0.20)(a)        (0.19)(a)     (0.02)       (0.09)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)         7.10            (6.27)            0.04          4.53         5.62
============================================================================================================
    Total from investment
      operations                           6.89            (6.47)           (0.15)         4.51         5.53
============================================================================================================
Less distributions from net
  realized gains                             --             0.00            (0.01)        (0.20)       (0.09)
============================================================================================================
Net asset value, end of period       $    27.80       $    20.91       $    27.38      $  27.54      $ 23.23
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                           32.95%          (23.63)%          (0.53)%       19.47%       31.13%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,946,590       $1,498,499       $1,538,292      $241,157      $55,785
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net
  assets                                   1.99%(c)         1.98%            1.95%         1.97%        2.34%(d)
============================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.93)%(c)       (0.82)%          (0.70)%       (0.16)%      (0.42)%
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                      20%              30%              20%           56%          63%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,619,407,558.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the year ended December 31, 1999.


                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                                              MAY 3, 1999 (DATE
                                                                    YEAR ENDED DECEMBER 31,                   SALES COMMENCED) TO
                                                     -----------------------------------------------------    DECEMBER 31,
                                                       2003           2002           2001           2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  20.91       $  27.38       $  27.54       $  23.23          $21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.21)         (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      7.09          (6.27)          0.04           4.53            2.31
=================================================================================================================================
    Total from investment operations                     6.88          (6.47)         (0.15)          4.51            2.25
=================================================================================================================================
Less distributions from net realized gains                 --           0.00          (0.01)         (0.20)          (0.09)
=================================================================================================================================
Net asset value, end of period                       $  27.79       $  20.91       $  27.38       $  27.54          $23.23
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         32.90%        (23.63)%        (0.53)%        19.47%          10.72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $667,412       $518,575       $566,627       $193,863          $7,669
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.99%(c)       1.98%          1.95%          1.97%           2.34%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.93)%(c)     (0.82)%        (0.70)%        (0.16)%         (0.42)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 20%            30%            20%            56%             63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $554,863,501.
(d)  Annualized
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.36% for the period ended December 31, 1999.
(f)  Not annualized for periods less than one year.


                                                                             CLASS R
                                                              --------------------------------------
                                                                                 JUNE 3, 2002 (DATE
                                                              YEAR ENDED         SALES COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.84                $ 27.54
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)                 (0.05)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.38                  (5.65)
====================================================================================================
    Total from investment operations                               7.32                  (5.70)
====================================================================================================
Net asset value, end of period                                  $ 29.16                $ 21.84
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   33.52%                (20.70)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,097                $ 1,421
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                            1.49%(c)               1.54%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets       (0.43)%(c)             (0.37)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,546,977.
(d)  Annualized
(e)  Not annualized for periods less than one year.


                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                 MARCH 15, 2002 (DATE
                                                              YEAR ENDED         SALES COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                 2002
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $21.95                $ 29.63
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08                   0.06(a)
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.53                  (7.74)
=====================================================================================================
    Total from investment operations                               7.61                  (7.68)
=====================================================================================================
Net asset value, end of period                                   $29.56                $ 21.95
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                   34.67%                (25.92)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $2,123                $ 1,471
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:                           0.71%(c)               0.81%(d)
=====================================================================================================
Ratio of net investment income to average net assets               0.35%(c)               0.35%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                           20%                    30%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,682,752.
(d)  Annualized
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Global Trends Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Global Trends Fund (one of the funds constituting AIM Growth Series, formerly the sole portfolio constituting AIM Series Trust; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-53.24%

AEROSPACE & DEFENSE-0.86%

Precision Castparts Corp.                          34,200   $  1,553,022
========================================================================

AIR FREIGHT & LOGISTICS-1.38%

FedEx Corp.                                        27,200      1,836,000
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.(a)            25,000        675,250
========================================================================
                                                               2,511,250
========================================================================

APPAREL RETAIL-1.56%

Aeropostale, Inc.(a)                               23,700        649,854
------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               22,000        812,900
------------------------------------------------------------------------
Stage Stores, Inc.(a)                              49,000      1,367,100
========================================================================
                                                               2,829,854
========================================================================

APPLICATION SOFTWARE-0.76%

FactSet Research Systems Inc.                      36,000      1,375,560
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.38%

Nuveen Investments-Class A                         25,600        682,496
========================================================================

AUTO PARTS & EQUIPMENT-0.73%

American Axle & Manufacturing Holdings,
  Inc.(a)                                          32,900      1,329,818
========================================================================

AUTOMOBILE MANUFACTURERS-0.28%

Winnebago Industries, Inc.                          7,300        501,875
========================================================================

COMMUNICATIONS EQUIPMENT-1.39%

Avaya Inc.(a)                                      35,700        461,958
------------------------------------------------------------------------
Corning Inc.(a)                                    38,200        398,426
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          22,800        425,904
------------------------------------------------------------------------
Plantronics, Inc.(a)                               23,500        767,275
------------------------------------------------------------------------
QUALCOMM Inc.                                       8,800        474,584
========================================================================
                                                               2,528,147
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.63%

Best Buy Co., Inc.                                 10,000        522,400
------------------------------------------------------------------------
RadioShack Corp.                                   20,100        616,668
========================================================================
                                                               1,139,068
========================================================================

COMPUTER HARDWARE-1.35%

Dell Inc.(a)                                       72,100      2,448,516
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.17%

EMC Corp.(a)                                      118,900      1,536,188
------------------------------------------------------------------------
Lexmark International, Inc.(a)                      7,600        597,664
========================================================================
                                                               2,133,852
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

CONSTRUCTION & ENGINEERING-0.88%

Jacobs Engineering Group Inc.(a)                   33,200   $  1,593,932
========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.28%

Toro Co. (The)                                     10,800        501,120
========================================================================

CONSUMER FINANCE-0.25%

Capital One Financial Corp.                         7,500        459,675
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.23%

Paychex, Inc.                                      11,000        409,200
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.94%

Apollo Group, Inc.-Class A(a)                      26,400      1,795,200
------------------------------------------------------------------------
University of Phoenix Online(a)                    25,100      1,730,143
========================================================================
                                                               3,525,343
========================================================================

ELECTRIC UTILITIES-2.43%

Exelon Corp.                                       66,400      4,406,304
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.24%

Monsanto Co.                                       78,200      2,250,596
========================================================================

FOREST PRODUCTS-0.53%

Louisiana-Pacific Corp.(a)                         53,500        956,580
========================================================================

HEALTH CARE EQUIPMENT-3.68%

Guidant Corp.                                      76,400      4,599,280
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           29,700      2,090,880
========================================================================
                                                               6,690,160
========================================================================

HEALTH CARE SERVICES-0.21%

Apria Healthcare Group Inc.(a)                     13,700        390,039
========================================================================

HOME IMPROVEMENT RETAIL-0.29%

Home Depot, Inc. (The)                             14,600        518,154
========================================================================

HOUSEHOLD PRODUCTS-1.93%

Colgate-Palmolive Co.                              70,000      3,503,500
========================================================================

INDUSTRIAL CONGLOMERATES-1.42%

3M Co.                                             30,300      2,576,409
========================================================================

INDUSTRIAL MACHINERY-0.90%

Dionex Corp.(a)                                    35,700      1,642,914
========================================================================

INTEGRATED OIL & GAS-0.55%

Occidental Petroleum Corp.                         23,700      1,001,088
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-1.38%

BellSouth Corp.                                    88,400   $  2,501,720
========================================================================

INTERNET RETAIL-0.65%

Amazon.com, Inc.(a)                                 8,900        468,496
------------------------------------------------------------------------
eBay Inc.(a)                                       11,000        710,490
========================================================================
                                                               1,178,986
========================================================================

LIFE & HEALTH INSURANCE-1.57%

Prudential Financial, Inc.                         68,400      2,857,068
========================================================================

MANAGED HEALTH CARE-5.33%

Anthem, Inc.(a)                                    31,000      2,325,000
------------------------------------------------------------------------
UnitedHealth Group Inc.                            85,700      4,986,026
------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  24,500      2,376,255
========================================================================
                                                               9,687,281
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.58%

Energen Corp.                                      25,700      1,054,471
========================================================================

OFFICE ELECTRONICS-0.29%

Xerox Corp.(a)                                     38,800        535,440
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.45%

Apache Corp.                                        5,600        454,160
------------------------------------------------------------------------
Evergreen Resources, Inc.(a)                       88,100      2,864,131
------------------------------------------------------------------------
Pogo Producing Co.                                 16,900        816,270
------------------------------------------------------------------------
St. Mary Land & Exploration Co.                    11,200        319,200
========================================================================
                                                               4,453,761
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.82%

Magellan Midstream Partners, L.P.                  29,900      1,495,000
========================================================================

PACKAGED FOODS & MEATS-1.92%

H.J. Heinz Co.                                     83,300      3,034,619
------------------------------------------------------------------------
Kellogg Co.                                        11,900        453,152
========================================================================
                                                               3,487,771
========================================================================

PERSONAL PRODUCTS-2.59%

Gillette Co. (The)                                128,000      4,701,440
========================================================================

PROPERTY & CASUALTY INSURANCE-0.40%

LandAmerica Financial Group, Inc.                  14,000        731,640
========================================================================

SEMICONDUCTORS-1.90%

Intel Corp.                                        64,300      2,070,460
------------------------------------------------------------------------
Linear Technology Corp.                            13,100        551,117
------------------------------------------------------------------------
Xilinx, Inc.(a)                                    21,200        821,288
========================================================================
                                                               3,442,865
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

SOFT DRINKS-0.25%

Coca-Cola Co. (The)                                 9,000   $    456,750
========================================================================

SPECIALIZED FINANCE-3.09%

CIT Group Inc.                                    132,700      4,770,565
------------------------------------------------------------------------
Moody's Corp.                                      13,900        841,645
========================================================================
                                                               5,612,210
========================================================================

SYSTEMS SOFTWARE-0.80%

Adobe Systems Inc.                                 37,000      1,454,100
========================================================================

THRIFTS & MORTGAGE FINANCE-1.36%

Radian Group Inc.                                  50,700      2,471,625
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.61%

Nextel Communications, Inc.-Class A(a)             39,400      1,105,564
========================================================================
    Total Domestic Common Stocks (Cost
      $83,716,322)                                            96,686,164
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-41.07%

AUSTRALIA-2.08%

CSR Ltd. (Construction Materials)                 631,000        877,672
------------------------------------------------------------------------
Macquarie Airports (Airport Services)             365,600        489,280
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                      303,400      2,417,980
========================================================================
                                                               3,784,932
========================================================================

BRAZIL-0.52%

Companhia Siderurgica Nacional S.A.-ADR
  (Steel)                                          17,700        948,720
========================================================================

CANADA-2.48%

Canadian National Railway Co. (Railroads)          28,700      1,815,895
------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)               69,200        775,830
------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                13,900        685,455
------------------------------------------------------------------------
Sun Life Financial Inc. (Life & Health
  Insurance)                                       17,700        441,134
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)         31,400        787,423
========================================================================
                                                               4,505,737
========================================================================

DENMARK-0.49%

Novozymes A.S.-Class B (Specialty
  Chemicals)(a)                                    24,505        892,567
========================================================================

FRANCE-5.66%

Alcatel S.A. (Communications Equipment)(a)        228,598      2,935,921
------------------------------------------------------------------------
Compagnie de Saint-Gobain (Building Products)      24,682      1,204,953
------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.
  (Apparel, Accessories & Luxury Goods)            28,489      2,067,755
------------------------------------------------------------------------
Societe Generale (Diversified Banks)               46,126      4,061,533
========================================================================
                                                              10,270,162
========================================================================

ISRAEL-0.37%

Check Point Software Technologies Ltd.
  (Systems Software)(a)                            39,700        667,754
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

ITALY-0.42%

Mediaset S.p.A. (Broadcasting & Cable TV)          63,700   $    754,808
========================================================================

JAPAN-7.13%

Kyushu Electric Power Co., Inc. (Electric
  Utilities)                                       82,500      1,416,240
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                         2,000      4,526,826
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               108,400      4,291,170
------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Electric
  Utilities)                                      119,200      1,972,973
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      22,100        745,175
========================================================================
                                                              12,952,384
========================================================================

NETHERLANDS-6.84%

ABN AMRO Holding N.V. (Diversified Banks)         189,117      4,412,865
------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)              219,441      3,237,889
------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)                             204,989      4,767,751
========================================================================
                                                              12,418,505
========================================================================

NORWAY-2.55%

Statoil A.S.A. (Integrated Oil & Gas)             413,931      4,637,630
========================================================================

SINGAPORE-0.28%

Singapore Technologies Engineering Ltd.
  (Aerospace & Defense)                           429,000        515,391
========================================================================

SPAIN-0.44%

Banco Santander Central Hispano S.A.
  (Diversified Banks)                              67,601        798,482
========================================================================

SWEDEN-2.27%

Volvo A.B.-Class B (Construction, Farm
  Machinery & Heavy Trucks)                       135,053      4,120,610
========================================================================

UNITED KINGDOM-9.54%

Barclays PLC (Diversified Banks)                  192,620      1,713,596
------------------------------------------------------------------------
Barratt Developments PLC (Homebuilding)            55,240        535,566
------------------------------------------------------------------------
Friends Provident PLC (Life & Health
  Insurance)                                      179,460        422,962
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

GlaxoSmithKline PLC (Pharmaceuticals)             109,490   $  2,502,328
------------------------------------------------------------------------
HBOS PLC (Diversified Banks)                       32,110        414,800
------------------------------------------------------------------------
HMV Group PLC (Specialty Stores)                  424,580      1,266,006
------------------------------------------------------------------------
Liberty International PLC (Real Estate
  Management & Development)(a)                     83,310      1,015,219
------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)          206,850      1,654,601
------------------------------------------------------------------------
Next PLC (Department Stores)                       45,660        915,536
------------------------------------------------------------------------
Standard Chartered PLC (Diversified Banks)        123,250      2,030,080
------------------------------------------------------------------------
Tesco PLC (Food Retail)                           227,220      1,045,695
------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)               500,280      3,814,177
========================================================================
                                                              17,330,566
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $65,032,454)                            74,598,248
========================================================================

MONEY MARKET FUNDS-5.80%

Liquid Assets Portfolio(b)                      5,266,639      5,266,639
------------------------------------------------------------------------
STIC Prime Portfolio(b)                         5,266,639      5,266,639
========================================================================
    Total Money Market Funds (Cost
      $10,533,278)                                            10,533,278
========================================================================
TOTAL INVESTMENTS-100.11% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $159,282,054)                181,817,690
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.87%

Liquid Assets Portfolio(b)(c)                  10,778,427     10,778,427
------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     10,778,427     10,778,427
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $21,556,854)                                      21,556,854
========================================================================
TOTAL INVESTMENTS-111.98% (Cost $180,838,908)                203,374,544
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.98%)                       (21,752,287)
========================================================================
NET ASSETS-100.00%                                          $181,622,257
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs   - Certificates

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $148,748,776)*                               $171,284,412
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $32,090,132)                             32,090,132
-----------------------------------------------------------
Foreign currencies, at value (cost $30,356)          30,835
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  206,837
-----------------------------------------------------------
  Dividends                                         225,688
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    8,448
-----------------------------------------------------------
Other assets                                         53,250
===========================================================
    Total assets                                203,899,602
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            440,429
-----------------------------------------------------------
  Deferred compensation and retirement plans          9,958
-----------------------------------------------------------
  Collateral upon return of securities loaned    21,556,854
-----------------------------------------------------------
Accrued distribution fees                           142,880
-----------------------------------------------------------
Accrued transfer agent fees                          36,823
-----------------------------------------------------------
Accrued operating expenses                           90,401
===========================================================
    Total liabilities                            22,277,345
===========================================================
Net assets applicable to shares outstanding    $181,622,257
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $155,082,733
-----------------------------------------------------------
Undistributed net investment income (loss)          (96,189)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      4,059,738
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              22,575,975
===========================================================
                                               $181,622,257
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $109,205,475
___________________________________________________________
===========================================================
Class B                                        $ 62,423,723
___________________________________________________________
===========================================================
Class C                                        $  9,993,059
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,065,869
___________________________________________________________
===========================================================
Class B                                           4,747,118
___________________________________________________________
===========================================================
Class C                                             760,622
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.54
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.54 divided by
      95.25%)                                  $      14.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.15
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.14
___________________________________________________________
===========================================================

* At December 31, 2003, securities with an aggregate market value of $20,360,514 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $174,455)        $ 2,011,729
-------------------------------------------------------------------------
Dividends from affiliated money market funds*                     142,163
-------------------------------------------------------------------------
Interest                                                              440
=========================================================================
    Total investment income                                     2,154,332
=========================================================================

EXPENSES:

Advisory fees                                                   1,398,793
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     69,608
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         413,087
-------------------------------------------------------------------------
  Class B                                                         546,219
-------------------------------------------------------------------------
  Class C                                                          62,266
-------------------------------------------------------------------------
Transfer agent fees                                               523,159
-------------------------------------------------------------------------
Trustees' fees                                                     10,977
-------------------------------------------------------------------------
Other                                                             172,543
=========================================================================
  Total expenses                                                3,246,652
=========================================================================
Less: Fees waived and expense offset arrangements                 (74,859)
=========================================================================
    Net expenses                                                3,171,793
=========================================================================
Net investment income (loss)                                   (1,017,461)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        25,882,140
-------------------------------------------------------------------------
  Foreign currencies                                               57,216
=========================================================================
                                                               25,939,356
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        21,702,097
-------------------------------------------------------------------------
  Foreign currencies                                               29,342
=========================================================================
                                                               21,731,439
=========================================================================
Net gain from investment securities and foreign currencies     47,670,795
=========================================================================
Net increase in net assets resulting from operations          $46,653,334
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,017,461)   $   (627,555)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     25,939,356      (2,829,930)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                21,731,439     (12,197,022)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 46,653,334     (15,654,507)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (1,099,695)             --
------------------------------------------------------------------------------------------
  Class B                                                         (657,717)             --
------------------------------------------------------------------------------------------
  Class C                                                         (104,451)             --
==========================================================================================
    Decrease in net assets resulting from distributions         (1,861,863)             --
==========================================================================================
Share transactions-net:
  Class A                                                       14,480,900      (4,031,844)
------------------------------------------------------------------------------------------
  Class B                                                       (8,037,693)    (20,504,241)
------------------------------------------------------------------------------------------
  Class C                                                        3,472,062         418,162
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          9,915,269     (24,117,923)
==========================================================================================
    Net increase (decrease) in net assets                       54,706,740     (39,772,430)
==========================================================================================

NET ASSETS:

  Beginning of year                                            126,915,517     166,687,947
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(96,189) and $(5,915) for 2003 and 2002,
    respectively)                                             $181,622,257    $126,915,517
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Trends Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    On November 3, 2003, the Fund was restructured from a separate series of AIM Series Trust to a new series portfolio of the Trust.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. REDEMPTION FEES -- Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to paid-in-capital by the Fund and is allocated among the share classes based on the relative net assets of each class.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund mergers and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively, through December 31, 2004. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended December 31, 2003, AIM waived fees of $72,356.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2003, AISI retained $254,518 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and

Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B and Class C shares paid $413,087, $546,219 and $62,266, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $28,656 in front-end sales commissions from the sale of Class A shares and $1, $9 and $356 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            UNREALIZED
                          MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
                           12/31/2002       AT COST        FROM SALES     (DEPRECIATION)     12/31/2003      INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio   $ 2,581,132     $ 34,453,827    $ 31,768,320          $--         $ 5,266,639     $ 36,306         $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio        2,581,132       34,453,827      31,768,320          --          $ 5,266,639       35,501         --
====================================================================================================================================
    Subtotal              $ 5,162,264     $ 68,907,654    $ 63,536,640          $--         $10,533,278     $ 71,807         $--
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES TRANSACTIONS:

                                                                            UNREALIZED
                          MARKET VALUE     PURCHASES        PROCEEDS       APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
                           12/31/2002       AT COST        FROM SALES     (DEPRECIATION)     12/31/2003      INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio   $ 9,325,781     $ 47,638,781    $ 46,186,135          $--         $10,778,427     $ 35,719         $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio        9,325,781       47,638,781      46,186,135          --           10,778,427       34,637         --
====================================================================================================================================
    Subtotal              $18,651,562     $ 95,277,562    $ 92,372,270          $--         $21,556,854     $ 70,356         $--
====================================================================================================================================

    Total                 $23,813,826     $164,185,216    $155,908,910          $--         $32,090,132     $142,163         $--
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $127,616.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,394 and reductions in custodian fees of $109 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,503.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $3,869 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with to these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $20,360,514 were on loan to brokers. The loans were secured by cash collateral of $21,556,854 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $70,356 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                          2003         2002
-------------------------------------------------------------
Distributions paid from long-term
  capital gain                         $1,861,863    $     --
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  4,184,645
-----------------------------------------------------------
Undistributed long-term gain                        880,859
-----------------------------------------------------------
Unrealized appreciation -- investments           22,489,895
-----------------------------------------------------------
Temporary book/tax differences                      (10,110)
-----------------------------------------------------------
Capital loss carryforward                        (1,005,765)
-----------------------------------------------------------
Shares of beneficial interest                   155,082,733
===========================================================
Total net assets                               $181,622,257
___________________________________________________________
===========================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax recognition of unrealized gains on passive foreign investment companies. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $40,339.

    The Fund utilized $17,082,692 of capital loss carryforward in the current period to offset net realized capital gain for Federal Income Tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                              $1,005,765
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $243,736,483 and $242,188,580, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $23,810,343
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,360,787)
===========================================================
Net unrealized appreciation of investment
  securities                                    $22,449,556
___________________________________________________________
===========================================================


Cost of investments for tax purposes is $180,924,988.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, redemption fees and net operating losses, on December 31, 2003, undistributed net investment income was increased by $927,187, undistributed net realized gains decreased by $926,775 and shares of beneficial interest decreased by $412. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,158,946    $ 35,887,979     2,266,381    $ 24,253,742
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,249,960      14,101,531       936,078       9,711,743
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        478,993       5,518,242       564,146       5,848,635
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         79,020       1,041,482            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         48,243         617,509            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,806          99,838            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,005,025      11,354,405       861,814       9,217,406
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,032,096)    (11,354,405)     (878,858)     (9,217,406)
======================================================================================================================
Reacquired:
  Class A                                                     (3,045,439)    (33,802,966)   (3,589,667)    (37,502,992)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,080,501)    (11,402,328)   (2,041,108)    (20,998,578)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (195,070)     (2,146,018)     (521,726)     (5,430,473)
======================================================================================================================
                                                                 674,887    $  9,915,269*   (2,402,940)   $(24,117,923)
______________________________________________________________________________________________________________________
======================================================================================================================

* Amount is net of redemption fees of $412, based on relative net assets of each class.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A(a)
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.95       $ 11.00       $ 13.33       $ 15.78       $ 11.46
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)(b)     (0.02)(b)     (0.10)(b)     (0.19)(b)     (0.06)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.79         (1.03)        (2.17)        (1.11)         5.86
==============================================================================================================================
    Total from investment operations                              3.73         (1.05)        (2.27)        (1.30)         5.80
==============================================================================================================================
Less distributions:
  Dividends from net investment income                              --            --         (0.06)           --            --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.14)           --            --         (1.15)        (1.48)
==============================================================================================================================
Redemption fees added to paid-in capital                          0.00            --            --            --            --
==============================================================================================================================
Net asset value, end of period                                $  13.54       $  9.95       $ 11.00       $ 13.33       $ 15.78
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  37.51%        (9.55)%      (17.03)%       (7.90)%       51.93%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $109,205       $68,335       $80,630       $20,751       $20,595
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)      2.00%         2.00%         2.00%         1.03%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.05%(d)      2.05%         2.25%         2.14%         1.16%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(d)    (0.18)%       (0.94)%       (1.27)%       (0.50)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            178%           80%          154%          260%          147%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $82,617,402.


                                                                                        CLASS B(a)
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.71       $ 10.80       $ 13.12       $ 15.62       $ 11.41
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.11)(b)     (0.07)(b)     (0.15)(b)     (0.26)(b)     (0.13)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.69         (1.02)        (2.13)        (1.09)         5.82
=============================================================================================================================
    Total from investment operations                             3.58         (1.09)        (2.28)        (1.35)         5.69
=============================================================================================================================
Less distributions:
  Dividends from net investment income                             --            --         (0.04)           --            --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.14)           --            --         (1.15)        (1.48)
=============================================================================================================================
Redemption fees added to paid-in capital                         0.00            --            --            --            --
=============================================================================================================================
Net asset value, end of period                                $ 13.15       $  9.71       $ 10.80       $ 13.12       $ 15.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                 36.90%       (10.09)%      (17.36)%       (8.30)%       51.18%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $62,424       $54,029       $81,459       $22,279       $29,118
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.50%(d)      2.50%         2.50%         2.50%         1.53%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.55%(d)      2.55%         2.75%         2.64%         1.66%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.00)%(d)    (0.68)%       (1.44)%       (1.77)%       (1.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           178%           80%          154%          260%          147%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $54,621,902.


                                                                                       CLASS C(a)
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2003         2002          2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.71       $ 10.79       $ 13.11       $15.62       $11.40
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.11)(b)     (0.07)(b)     (0.16)(b)    (0.26)(b)    (0.13)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.68         (1.01)        (2.12)       (1.10)        5.83
==========================================================================================================================
    Total from investment operations                            3.57         (1.08)        (2.28)       (1.36)        5.70
==========================================================================================================================
Less distributions:
  Dividends from net investment income                            --            --         (0.04)          --           --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.14)           --            --        (1.15)       (1.48)
==========================================================================================================================
Redemption fees added to paid-in capital                        0.00            --            --           --           --
==========================================================================================================================
Net asset value, end of period                                $13.14       $  9.71       $ 10.79       $13.11       $15.62
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                36.79%       (10.01)%      (17.37)%      (8.37)%      51.33%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $9,993       $ 4,551       $ 4,600       $1,789       $  500
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.50%(d)      2.50%         2.50%        2.50%        1.53%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.55%(d)      2.55%         2.75%        2.64%        1.66%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income (loss) to average net assets    (1.00)%(d)    (0.68)%       (1.44)%      (1.77)%      (1.00)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                          178%           80%          154%         260%         147%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Effective August 27, 1999, the Fund was restructured to directly invest primarily in equity securities of U.S. and foreign issuers. Prior to the Fund restructuring, the Fund operated as a "fund of funds" investing in AIM theme mutual funds.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $6,226,597.

NOTE 13--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Mid Cap Core Equity Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 20, 2004
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-82.68%

AEROSPACE & DEFENSE-1.36%

L-3 Communications Holdings, Inc.(a)                816,900   $   41,955,984
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.28%

V. F. Corp.                                         915,000       39,564,600
============================================================================

APPLICATION SOFTWARE-0.55%

Cadence Design Systems, Inc.(a)                     950,000       17,081,000
============================================================================

COMMERCIAL PRINTING-1.27%

Valassis Communications, Inc.(a)                  1,338,700       39,290,845
============================================================================

COMPUTER HARDWARE-0.91%

Diebold, Inc.                                       520,000       28,012,400
============================================================================

CONSTRUCTION MATERIALS-0.63%

Martin Marietta Materials, Inc.                     415,000       19,492,550
============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.40%

Affiliated Computer Services, Inc.-Class A(a)       585,000       31,859,100
----------------------------------------------------------------------------
Ceridian Corp.(a)                                 3,141,200       65,776,728
----------------------------------------------------------------------------
Certegy Inc.                                      1,160,400       38,061,120
============================================================================
                                                                 135,696,948
============================================================================

DISTRIBUTORS-1.11%

Genuine Parts Co.                                 1,030,000       34,196,000
============================================================================

DIVERSIFIED CHEMICALS-0.80%

Engelhard Corp.                                     825,000       24,708,750
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.87%

Viad Corp.                                        1,072,800       26,820,000
============================================================================

ELECTRIC UTILITIES-3.30%

FPL Group, Inc.                                     300,000       19,626,000
----------------------------------------------------------------------------
TECO Energy, Inc.                                 1,900,000       27,379,000
----------------------------------------------------------------------------
Wisconsin Energy Corp.                            1,640,000       54,858,000
============================================================================
                                                                 101,863,000
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.17%

Rockwell Automation, Inc.                           870,000       30,972,000
----------------------------------------------------------------------------
Roper Industries, Inc.                              728,200       35,871,132
============================================================================
                                                                  66,843,132
============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-5.85%

Agilent Technologies, Inc.(a)                       883,400       25,830,616
----------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                           430,000       27,489,900
----------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                968,000       40,859,280
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                   1,140,000       26,106,000
----------------------------------------------------------------------------
Waters Corp.(a)                                   1,810,000       60,019,600
============================================================================
                                                                 180,305,396
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

ELECTRONIC MANUFACTURING SERVICES-0.71%

Molex Inc.-Class A                                  748,125   $   21,964,950
============================================================================

ENVIRONMENTAL SERVICES-1.78%

Republic Services, Inc.                           2,139,600       54,837,948
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.26%

Scotts Co. (The)-Class A(a)                         654,200       38,702,472
============================================================================

FOOD RETAIL-2.02%

Kroger Co. (The)(a)                               1,976,700       36,588,717
----------------------------------------------------------------------------
Safeway Inc.(a)                                   1,170,000       25,634,700
============================================================================
                                                                  62,223,417
============================================================================

FOOTWEAR-1.17%

NIKE, Inc.-Class B                                  527,900       36,140,034
============================================================================

GENERAL MERCHANDISE STORES-1.11%

Family Dollar Stores, Inc.                          952,000       34,157,760
============================================================================

HEALTH CARE DISTRIBUTORS-0.66%

AmerisourceBergen Corp.                             364,500       20,466,675
============================================================================

HEALTH CARE EQUIPMENT-2.76%

Apogent Technologies Inc.(a)                      2,665,000       61,401,600
----------------------------------------------------------------------------
Bard (C.R.), Inc.                                   290,000       23,562,500
============================================================================
                                                                  84,964,100
============================================================================

HEALTH CARE SERVICES-1.87%

IMS Health Inc.                                   2,319,200       57,655,312
============================================================================

HEALTH CARE SUPPLIES-1.06%

Millipore Corp.(a)                                  762,000       32,804,100
============================================================================

HOME FURNISHINGS-1.53%

Mohawk Industries, Inc.(a)                          670,600       47,304,124
============================================================================

HOUSEWARES & SPECIALTIES-1.33%

Newell Rubbermaid Inc.                            1,799,900       40,983,723
============================================================================

INDUSTRIAL MACHINERY-6.03%

Dover Corp.                                       1,828,600       72,686,850
----------------------------------------------------------------------------
ITT Industries, Inc.                                325,000       24,118,250
----------------------------------------------------------------------------
Pentair, Inc.                                       950,000       43,415,000
----------------------------------------------------------------------------
SPX Corp.(a)                                        775,600       45,613,036
============================================================================
                                                                 185,833,136
============================================================================

LEISURE PRODUCTS-2.50%

Brunswick Corp.                                   2,420,000       77,028,600
============================================================================

METAL & GLASS CONTAINERS-1.38%

Pactiv Corp.(a)                                   1,775,000       42,422,500
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-1.78%

Herman Miller, Inc.                               1,390,000   $   33,735,300
----------------------------------------------------------------------------
Pitney Bowes Inc.                                   523,700       21,272,694
============================================================================
                                                                  55,007,994
============================================================================

OIL & GAS DRILLING-0.97%

Noble Corp. (Caymand Islands)(a)                    840,000       30,055,200
============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.06%

BJ Services Co.(a)                                  845,000       30,335,500
----------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             685,000       31,921,000
----------------------------------------------------------------------------
Smith International, Inc.(a)                        770,000       31,970,400
============================================================================
                                                                  94,226,900
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.91%

Devon Energy Corp.                                  380,880       21,809,189
----------------------------------------------------------------------------
Pioneer Natural Resources Co.(a)                  1,014,400       32,389,792
----------------------------------------------------------------------------
XTO Energy, Inc.                                  1,257,600       35,590,080
============================================================================
                                                                  89,789,061
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.30%

Valero Energy Corp.                                 867,100       40,181,414
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.22%

Principal Financial Group, Inc.                   1,140,000       37,699,800
============================================================================

PACKAGED FOODS & MEATS-2.13%

Campbell Soup Co.                                 2,449,500       65,646,600
============================================================================

PHARMACEUTICALS-1.05%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          572,000       32,438,120
============================================================================

PROPERTY & CASUALTY INSURANCE-1.08%

ACE Ltd. (Bermuda)                                  805,000       33,343,100
============================================================================

PUBLISHING-1.54%

Lee Enterprises, Inc.                               344,900       15,054,885
----------------------------------------------------------------------------
New York Times Co. (The)-Class A                    679,600       32,478,084
============================================================================
                                                                  47,532,969
============================================================================

REGIONAL BANKS-1.82%

Marshall & Ilsley Corp.                             450,000       17,212,500
----------------------------------------------------------------------------
TCF Financial Corp.                                 760,000       39,026,000
============================================================================
                                                                  56,238,500
============================================================================

RESTAURANTS-0.76%

Outback Steakhouse, Inc.                            530,000       23,431,300
============================================================================

----------------------------------------------------------------------------
                                                                  MARKET
                                                  SHARES          VALUE

SEMICONDUCTOR EQUIPMENT-2.11%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                                1,865,400   $   37,401,270
----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                           657,800       27,660,490
============================================================================
                                                                  65,061,760
============================================================================

SEMICONDUCTORS-2.12%

Microchip Technology Inc.                         1,061,500       35,411,640
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                     770,000       29,829,800
============================================================================
                                                                  65,241,440
============================================================================

SPECIALTY CHEMICALS-2.51%

International Flavors & Fragrances Inc.           2,220,000       77,522,400
============================================================================

SYSTEMS SOFTWARE-2.76%

Computer Associates International, Inc.           3,111,600       85,071,144
============================================================================

THRIFTS & MORTGAGE FINANCE-0.82%

MGIC Investment Corp.                               444,300       25,298,442
============================================================================

TRADING COMPANIES & DISTRIBUTORS-1.07%

W.W. Grainger, Inc.                                 696,600       33,011,874
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,063,464,358)                          2,550,117,474
============================================================================
MONEY MARKET FUNDS-18.20%

Liquid Assets Portfolio(b)                      280,649,536      280,649,536
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         280,649,537      280,649,537
============================================================================
    Total Money Market Funds (Cost
      $561,299,073)                                              561,299,073
============================================================================
TOTAL INVESTMENTS-100.88% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,624,763,431)                                              3,111,416,547
============================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.25%

Liquid Assets Portfolio(b)(c)                   111,811,023      111,811,023
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      111,811,024      111,811,024
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $223,622,047)                                        223,622,047
============================================================================
TOTAL INVESTMENTS-108.13% (Cost
  $2,848,385,478)                                              3,335,038,594
============================================================================
OTHER ASSETS LESS LIABILITIES-(8.13)%                           (250,732,054)
============================================================================
NET ASSETS-100.00%                                            $3,084,306,540
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $2,063,464,358)*                            $2,550,117,474
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $784,921,120)                            784,921,120
------------------------------------------------------------
Receivables for:
  Fund shares sold                                11,268,768
------------------------------------------------------------
  Dividends                                        2,495,573
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    61,382
------------------------------------------------------------
Other assets                                         120,975
============================================================
    Total assets                               3,348,985,292
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           31,933,052
------------------------------------------------------------
  Fund shares reacquired                           5,839,930
------------------------------------------------------------
  Deferred compensation and retirement plans          85,568
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       223,622,047
------------------------------------------------------------
Accrued distribution fees                          1,436,847
------------------------------------------------------------
Accrued transfer agent fees                        1,572,473
------------------------------------------------------------
Accrued operating expenses                           188,835
============================================================
    Total liabilities                            264,678,752
============================================================
Net assets applicable to shares outstanding   $3,084,306,540
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,597,446,910
------------------------------------------------------------
Undistributed net investment income (loss)           (40,566)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                              247,080
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     486,653,116
============================================================
                                              $3,084,306,540
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,025,406,571
____________________________________________________________
============================================================
Class B                                       $  702,266,537
____________________________________________________________
============================================================
Class C                                       $  303,296,309
____________________________________________________________
============================================================
Class R                                       $   27,280,638
____________________________________________________________
============================================================
Institutional Class                           $   26,056,485
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           75,247,801
____________________________________________________________
============================================================
Class B                                           28,618,364
____________________________________________________________
============================================================
Class C                                           12,373,532
____________________________________________________________
============================================================
Class R                                            1,014,504
____________________________________________________________
============================================================
Institutional Class                                  957,041
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        26.92
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.92 divided by
      94.50%)                                 $        28.49
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        24.51
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        26.89
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        27.23
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $218,334,360 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $31,574)         $ 19,452,350
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    5,173,579
==========================================================================
    Total investment income                                     24,625,929
==========================================================================

EXPENSES:

Advisory fees                                                   15,648,450
--------------------------------------------------------------------------
Administrative services fees                                       487,969
--------------------------------------------------------------------------
Custodian fees                                                     184,007
--------------------------------------------------------------------------
Distribution fees
  Class A                                                        5,149,004
--------------------------------------------------------------------------
  Class B                                                        5,748,759
--------------------------------------------------------------------------
  Class C                                                        2,183,858
--------------------------------------------------------------------------
  Class R                                                           72,065
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                         6,933,709
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              50
--------------------------------------------------------------------------
Trustees' fees                                                      38,901
--------------------------------------------------------------------------
Other                                                              994,914
==========================================================================
    Total expenses                                              37,441,686
==========================================================================
Less: Fees waived and expense offset arrangements                 (110,056)
==========================================================================
    Net expenses                                                37,331,630
==========================================================================
Net investment income (loss)                                   (12,705,701)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    32,726,586
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   552,964,014
==========================================================================
Net gain from investment securities                            585,690,600
==========================================================================
Net increase in net assets resulting from operations          $572,984,899
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (12,705,701)   $   (9,262,240)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             32,726,586       (22,288,653)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        552,964,014      (166,482,913)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  572,984,899      (198,033,806)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (1,222,471)
----------------------------------------------------------------------------------------------
  Class B                                                                 --          (638,804)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (201,407)
----------------------------------------------------------------------------------------------
  Class R                                                                 --            (2,622)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            (5,457)
==============================================================================================
    Decrease in net assets resulting from distributions                   --        (2,070,761)
==============================================================================================
Share transactions-net:
  Class A                                                        579,154,494       695,280,419
----------------------------------------------------------------------------------------------
  Class B                                                         64,080,894       234,195,517
----------------------------------------------------------------------------------------------
  Class C                                                         87,744,331       112,522,467
----------------------------------------------------------------------------------------------
  Class R                                                         20,697,205         2,780,637
----------------------------------------------------------------------------------------------
  Institutional Class                                             17,715,683         5,267,651
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                769,392,607     1,050,046,691
==============================================================================================
    Net increase in net assets                                 1,342,377,506       849,942,124
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,741,929,034       891,986,910
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(40,566) and $(18,142) for 2003 and 2002,
    respectively)                                             $3,084,306,540    $1,741,929,034
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. As of February 27, 2004, the Fund will only be offered on a limited basis.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Voluntary fee waivers or reimbursements may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended December 31, 2003, AIM waived fees of $78,152.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $487,969 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $2,466,974 for such services and reimbursed fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $5,149,004, $5,748,759, $2,183,858 and
$72,065, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2003, AIM Distributors retained $701,330 in front-end sales commissions from the sale of Class A shares and $9,052, $880, $45,046 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                         UNREALIZED                                     REALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND        GAIN
                  12/31/2002         AT COST          FROM SALES       (DEPRECIATION)     12/31/2003       INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $187,767,716     $  405,441,771    $  (312,559,951)       $  --         $280,649,536    $2,202,761       $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       187,767,716        405,441,772       (312,559,951)          --         $280,649,537     2,260,213          --
==================================================================================================================================
    Subtotal     $375,535,432     $  810,883,543    $  (625,119,902)       $  --         $561,299,073    $4,462,974       $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                         UNREALIZED                                      REALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND        GAIN
                  12/31/2002         AT COST          FROM SALES       (DEPRECIATION)     12/31/2003       INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $ 63,966,375     $  241,707,298    $  (193,862,650)       $  --         $111,811,023     $  360,209       $  --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio        63,966,376        240,987,043       (193,142,395)          --          111,811,024        350,396          --
===================================================================================================================================
    Subtotal     $127,932,751     $  482,694,341    $  (387,005,045)       $  --         $223,622,047     $  710,605       $  --
===================================================================================================================================

    Total        $503,468,183     $1,293,577,884    $(1,012,124,947)       $  --         $784,921,120     $5,173,579       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $1,136,743.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $31,758 and reductions of custodian fees of $146 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $31,904.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $9,318 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended December 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $218,334,360 were on loan to brokers. The loans were secured by cash collateral of $223,622,047 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $710,605 for securities lending transactions.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                         2003         2002
-------------------------------------------------------------
Long-term capital gain                       --    $2,070,761
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed long-term gain                  $    3,506,995
------------------------------------------------------------
Unrealized appreciation -- investments           483,393,201
------------------------------------------------------------
Temporary book/tax differences                       (40,566)
------------------------------------------------------------
Shares of beneficial interest                  2,597,446,910
============================================================
Total net assets                              $3,084,306,540
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund utilized $20,731,654 of capital loss carryforward in the current period to offset net realized capital gain for Federal Income Tax purposes.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $1,257,402,630 and $716,943,937 respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $493,424,821
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (10,031,620)
===========================================================
Net unrealized appreciation of investment
  securities                                   $483,393,201
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,851,645,393.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses on December 31, 2003, undistributed net investment income was increased by $12,683,277, undistributed net realized gains decreased by $9,194,405 and shares of beneficial interest decreased by $3,488,872. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                          2003                                2002
                                                              -----------------------------      -------------------------------
                                                                SHARES            AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      39,159,554      $919,929,496       41,067,783      $  939,876,985
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,715,804       206,896,230       17,990,585         384,974,124
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,108,343       131,431,251        6,877,437         145,718,898
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                      1,091,088        25,744,449          140,266           2,963,401
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           888,554        21,488,316          263,499           6,068,412
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                                                             55,181           1,164,373
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                             31,286             606,185
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --            9,824             190,001
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                             --                --              124               2,622
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --                --              257               5,457
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,043,981        47,199,629        1,600,496          36,525,348
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,234,738)      (47,199,629)      (1,736,124)        (36,525,348)
================================================================================================================================
Reacquired:
  Class A                                                     (16,620,639)     (387,974,631)     (12,610,500)       (282,286,287)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,607,039)      (95,615,707)      (5,692,653)       (114,859,444)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,055,754)      (43,686,920)      (1,660,523)        (33,386,432)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (208,127)       (5,047,244)          (8,847)           (185,386)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          (157,954)       (3,772,633)         (37,315)           (806,218)
================================================================================================================================
                                                               33,123,073      $769,392,607       46,290,776      $1,050,046,691
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 03, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    CLASS A
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                       2003             2002            2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    21.17       $    23.85       $  24.04       $  23.48       $  18.97
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.08)(a)        (0.09)(a)      (0.05)(a)       0.10(a)       (0.01)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       5.83            (2.56)          0.18           4.10           6.88
============================================================================================================================
    Total from investment operations                      5.75            (2.65)          0.13           4.20           6.87
============================================================================================================================
Less distributions:
  Dividends from net investment income                      --               --          (0.02)            --             --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --            (0.03)         (0.30)         (3.64)         (2.36)
============================================================================================================================
    Total distributions                                     --            (0.03)         (0.32)         (3.64)         (2.36)
============================================================================================================================
Net asset value, end of period                      $    26.92       $    21.17       $  23.85       $  24.04       $  23.48
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                          27.10%          (11.13)%         0.56%         18.76%         37.13%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,025,407       $1,072,673       $490,118       $259,803       $178,550
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                   1.41%(c)         1.43%          1.39%          1.37%          1.46%
============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.33)%(c)       (0.40)%        (0.22)%         0.38%         (0.07)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                     38%              38%            68%            72%            90%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,471,143.977.


                                                                                  CLASS B
                                                    --------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                      2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  19.43       $  22.03       $  22.36       $  22.21       $  18.16
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.21)(a)      (0.22)(a)      (0.19)(a)      (0.07)(a)      (0.14)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     5.32          (2.35)          0.16           3.86           6.55
========================================================================================================================
    Total from investment operations                    5.11          (2.57)         (0.03)          3.79           6.41
========================================================================================================================
Less distributions from net realized gains                --          (0.03)         (0.30)         (3.64)         (2.36)
========================================================================================================================
Net asset value, end of period                      $  24.54       $  19.43       $  22.03       $  22.36       $  22.21
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                        26.30%        (11.69)%        (0.10)%        17.98%         36.25%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $702,267       $500,166       $333,783       $210,608       $151,392
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                 2.06%(c)       2.08%          2.05%          2.02%          2.11%
========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.98)%(c)     (1.05)%        (0.87)%        (0.27)%        (0.72)%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                   38%            38%            68%            72%            90%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $574,875,891.


                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                                    MAY 3, 1999
                                                                                                                    (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                     COMMENCED) AT
                                                          ---------------------------------------------------       DECEMBER 31,
                                                            2003           2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  19.41       $  22.00       $ 22.33       $ 22.19          $19.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.21)(a)      (0.22)(a)     (0.19)(a)     (0.07)(a)       (0.10)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               5.31          (2.34)         0.16          3.85            5.63
=================================================================================================================================
    Total from investment operations                          5.10          (2.56)        (0.03)         3.78            5.53
=================================================================================================================================
Less distributions from net realized gains                      --          (0.03)        (0.30)        (3.64)          (2.36)
=================================================================================================================================
Net asset value, end of period                            $  24.51       $  19.41       $ 22.00       $ 22.33          $22.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              26.28%        (11.66)%       (0.10)%       17.95%          29.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $303,296       $161,487       $68,085       $19,466          $1,564
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.06%(c)       2.08%         2.05%         2.02%           2.11%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.98)%(c)     (1.05)%       (0.87)%       (0.27)%         (0.72)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      38%            38%           68%           72%             90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $218,385,781.
(d)  Annualized.
(e)  Not annualized for periods less than one year


                                                                          CLASS R
                                                              --------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.18             $ 24.54
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)(a)           (0.07)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.83               (3.26)
==============================================================================================
    Total from investment operations                               5.71               (3.33)
==============================================================================================
Less distributions from net realized gains                           --               (0.03)
==============================================================================================
Net asset value, end of period                                  $ 26.89             $ 21.18
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   26.96%             (13.59)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $27,281             $ 2,786
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            1.56%(c)            1.58%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.48)%(c)          (0.55)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,412,937.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 MARCH 15, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,       DECEMBER 31,
                                                                2003                2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 21.27             $ 25.03
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.08(a)             0.04(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    5.88               (3.77)
===============================================================================================
    Total from investment operations                               5.96               (3.73)
===============================================================================================
Less distributions from net realized gains                           --               (0.03)
===============================================================================================
Net asset value, end of period                                  $ 27.23             $ 21.27
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   28.02%             (14.92)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $26,056             $ 4,817
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            0.76%(c)            0.82%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.32%(c)            0.21%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           38%                 38%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,250,610.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Small Cap Growth Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 20, 2004                                /s/ PRICEWATERHOUSECOOPERS LLP
Houston, Texas

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2003

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.90%

AEROSPACE & DEFENSE-0.55%

Engineered Support Systems, Inc.                      194,200   $   10,692,652
==============================================================================

AIRLINES-0.32%

Frontier Airlines, Inc.(a)                            443,000        6,317,180
==============================================================================

APPAREL RETAIL-2.80%

bebe stores, inc.(a)                                  211,400        5,494,286
------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                  302,100       11,162,595
------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                    383,900       11,309,694
------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                       178,300        6,185,227
------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                352,400        7,442,688
------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                             350,000       12,967,500
==============================================================================
                                                                    54,561,990
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.54%

Fossil, Inc.(a)                                       197,200        5,523,572
------------------------------------------------------------------------------
Quicksilver, Inc.(a)                                  281,600        4,992,768
==============================================================================
                                                                    10,516,340
==============================================================================

APPLICATION SOFTWARE-2.12%

Autodesk, Inc.                                        287,500        7,066,750
------------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)                 207,100        7,180,157
------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                              226,400        6,932,368
------------------------------------------------------------------------------
Kronos Inc.(a)                                        124,300        4,923,523
------------------------------------------------------------------------------
Macromedia, Inc.(a)                                   517,800        9,237,552
------------------------------------------------------------------------------
Magma Design Automation, Inc.(a)                      259,000        6,045,060
==============================================================================
                                                                    41,385,410
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.66%

Affiliated Managers Group, Inc.(a)                    105,200        7,320,868
------------------------------------------------------------------------------
Investors Financial Services Corp.                    142,300        5,465,743
==============================================================================
                                                                    12,786,611
==============================================================================

BIOTECHNOLOGY-5.23%

Affymetrix, Inc.(a)                                   238,200        5,862,102
------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (Canada)(a)           176,200        8,105,200
------------------------------------------------------------------------------
Cephalon, Inc.(a)                                      75,399        3,650,066
------------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                             228,700        7,851,271
------------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                         466,100        5,238,964
------------------------------------------------------------------------------
Connectics Corp.(a)                                   336,600        6,112,656
------------------------------------------------------------------------------
Digene Corp.(a)                                       259,000       10,385,900
------------------------------------------------------------------------------
Genencor International Inc.(a)                        310,700        4,893,525
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
BIOTECHNOLOGY-(CONTINUED)

Gen-Probe Inc.(a)                                     269,200   $    9,817,724
------------------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                           621,500        5,531,350
------------------------------------------------------------------------------
Invitrogen Corp.(a)                                   163,500       11,445,000
------------------------------------------------------------------------------
Martek Biosciences Corp.(a)                           155,400       10,096,338
------------------------------------------------------------------------------
OraSure Technologies, Inc.(a)                         654,500        5,209,820
------------------------------------------------------------------------------
Techne Corp.(a)                                       210,500        7,952,690
==============================================================================
                                                                   102,152,606
==============================================================================

BROADCASTING & CABLE TV-1.93%

Cox Radio, Inc.-Class A(a)                            233,100        5,881,113
------------------------------------------------------------------------------
Cumulus Media Inc.-Class A(a)                         302,100        6,646,200
------------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)           550,000        6,105,000
------------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                            264,200        5,165,110
------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                            414,300        7,995,990
------------------------------------------------------------------------------
TiVo Inc.(a)                                          802,800        5,940,720
==============================================================================
                                                                    37,734,133
==============================================================================

BUILDING PRODUCTS-0.32%

Trex Co., Inc.(a)                                     165,700        6,293,286
==============================================================================

CASINOS & GAMING-1.98%

Alliance Gaming Corp.(a)                              368,300        9,078,595
------------------------------------------------------------------------------
Mandalay Resort Group                                 147,800        6,609,616
------------------------------------------------------------------------------
Penn National Gaming, Inc.(a)                         263,100        6,072,348
------------------------------------------------------------------------------
Shuffle Master, Inc.(a)                               256,400        8,876,568
------------------------------------------------------------------------------
Station Casinos, Inc.                                 259,300        7,942,359
==============================================================================
                                                                    38,579,486
==============================================================================

CATALOG RETAIL-0.50%

Insight Enterprises, Inc.(a)                          517,800        9,734,640
==============================================================================

COMMODITY CHEMICALS-0.25%

Spartech Corp.                                        201,400        4,962,496
==============================================================================

COMMUNICATIONS EQUIPMENT-2.97%

ADTRAN, Inc.                                          151,800        4,705,800
------------------------------------------------------------------------------
Avocent Corp.(a)                                      267,400        9,765,448
------------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                       284,800        7,048,800
------------------------------------------------------------------------------
Plantronics, Inc.(a)                                  233,100        7,610,715
------------------------------------------------------------------------------
Polycom, Inc.(a)                                      259,000        5,055,680
------------------------------------------------------------------------------
REMEC, Inc.(a)                                        621,500        5,226,815
------------------------------------------------------------------------------
SafeNet, Inc.(a)                                      356,200       10,960,274
------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                    205,600        7,621,592
==============================================================================
                                                                    57,995,124
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL-0.29%

GameStop Corp.-Class A(a)                             368,300   $    5,675,503
==============================================================================

COMPUTER HARDWARE-0.95%

Cray, Inc.(a)                                         408,500        4,056,405
------------------------------------------------------------------------------
Neoware Systems, Inc.(a)                              279,400        3,827,780
------------------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                             611,300        5,214,389
------------------------------------------------------------------------------
Stratasys, Inc.(a)                                    200,000        5,452,000
==============================================================================
                                                                    18,550,574
==============================================================================

COMPUTER STORAGE & PERIPHERALS-1.72%

Applied Films Corp.(a)                                438,300       14,472,666
------------------------------------------------------------------------------
Avid Technology, Inc.(a)                              151,000        7,248,000
------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                                         336,600        5,816,448
------------------------------------------------------------------------------
SanDisk Corp.(a)(b)                                   100,000        6,114,000
==============================================================================
                                                                    33,651,114
==============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.32%

AGCO Corp.(a)                                         310,700        6,257,498
==============================================================================

CONSUMER ELECTRONICS-0.31%

Tripath Technology Inc.(a)                            881,000        6,078,900
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.60%

Alliance Data Systems Corp.(a)                        216,500        5,992,720
------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                            621,500       11,187,000
------------------------------------------------------------------------------
Intrado Inc.(a)                                       302,100        6,631,095
------------------------------------------------------------------------------
Iron Mountain Inc.(a)                                 187,500        7,413,750
==============================================================================
                                                                    31,224,565
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.05%

Charles River Associates, Inc.(a)                     216,500        6,925,835
------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                          161,100        8,950,716
------------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)                259,900       12,129,533
------------------------------------------------------------------------------
CoStar Group Inc.(a)                                  302,100       12,591,528
------------------------------------------------------------------------------
Education Management Corp.(a)                         275,400        8,548,416
------------------------------------------------------------------------------
Kroll Inc.(a)                                         226,500        5,889,000
------------------------------------------------------------------------------
Strayer Education, Inc.                                71,300        7,759,579
------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                      233,100        6,710,949
------------------------------------------------------------------------------
Tetra Tech, Inc.                                      388,400        9,655,624
==============================================================================
                                                                    79,161,180
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.34%

II-VI Inc.(a)                                         259,000        6,682,200
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT MANUFACTURERS-4.21%

Aeroflex Inc.(a)                                      654,500   $    7,651,105
------------------------------------------------------------------------------
Daktronics, Inc.(a)                                   292,000        7,346,720
------------------------------------------------------------------------------
FLIR Systems, Inc.(a)                                 259,000        9,453,500
------------------------------------------------------------------------------
Keithley Instruments, Inc.                            377,600        6,910,080
------------------------------------------------------------------------------
Lexar Media, Inc.(a)                                  453,100        7,897,533
------------------------------------------------------------------------------
National Instruments Corp.                            203,800        9,266,786
------------------------------------------------------------------------------
PerkinElmer, Inc.                                     371,700        6,344,919
------------------------------------------------------------------------------
Tektronix, Inc.                                       288,000        9,100,800
------------------------------------------------------------------------------
Varian Inc.(a)                                        294,500       12,289,485
------------------------------------------------------------------------------
Veeco Instruments Inc.(a)                             207,100        5,840,220
==============================================================================
                                                                    82,101,148
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-1.78%

Photon Dynamics, Inc.(a)                              294,500       11,850,680
------------------------------------------------------------------------------
Trimble Navigation Ltd.(a)                            388,400       14,464,016
------------------------------------------------------------------------------
TTM Technologies, Inc.(a)                             503,400        8,497,392
==============================================================================
                                                                    34,812,088
==============================================================================

EMPLOYMENT SERVICES-0.46%

Administaff, Inc.(a)                                  517,800        8,999,364
==============================================================================

ENVIRONMENTAL SERVICES-0.94%

Stericycle, Inc.(a)                                   228,000       10,647,600
------------------------------------------------------------------------------
Waste Connections, Inc.(a)                            203,100        7,671,087
==============================================================================
                                                                    18,318,687
==============================================================================

FOOD DISTRIBUTORS-1.04%

Performance Food Group Co.(a)                         235,300        8,510,801
------------------------------------------------------------------------------
United Natural Foods, Inc.(a)                         327,200       11,749,752
==============================================================================
                                                                    20,260,553
==============================================================================

FOOD RETAIL-0.35%

Whole Foods Market, Inc.                              102,100        6,853,973
==============================================================================

GENERAL MERCHANDISE STORES-0.86%

99 Cents Only Stores(a)                               259,000        7,052,570
------------------------------------------------------------------------------
Fred's, Inc.                                          315,700        9,780,386
==============================================================================
                                                                    16,832,956
==============================================================================

HEALTH CARE DISTRIBUTORS-0.35%

Priority Healthcare Corp.-Class B(a)                  284,800        6,866,528
==============================================================================

HEALTH CARE EQUIPMENT-5.37%

Advanced Neuromodulation Systems, Inc.(a)             181,200        8,331,576
------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)            169,000        3,684,200
------------------------------------------------------------------------------
Bruker BioSciences Corp.(a)                           670,017        3,048,577
------------------------------------------------------------------------------
Closure Medical Corp.(a)                              248,600        8,434,998
------------------------------------------------------------------------------
Cyberonics, Inc.(a)                                   233,100        7,461,531
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Cytyc Corp.(a)                                        563,600   $    7,755,136
------------------------------------------------------------------------------
Diagnostic Products Corp.                             113,900        5,229,149
------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                      229,300        6,564,859
------------------------------------------------------------------------------
ResMed Inc.                                           184,400        7,659,976
------------------------------------------------------------------------------
STERIS Corp.(a)                                       310,700        7,021,820
------------------------------------------------------------------------------
Therasense, Inc.(a)                                   466,100        9,461,830
------------------------------------------------------------------------------
VISX, Inc.(a)                                         362,500        8,391,875
------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)               228,000        9,637,560
------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                         201,400        6,130,616
------------------------------------------------------------------------------
Zoll Medical Corp.(a)                                 170,900        6,063,532
==============================================================================
                                                                   104,877,235
==============================================================================

HEALTH CARE FACILITIES-2.11%

AmSurg Corp.(a)                                       151,000        5,721,390
------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                          323,600        9,530,020
------------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                           331,750        9,707,005
------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                              230,500        7,668,735
------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                   276,900        8,578,362
==============================================================================
                                                                    41,205,512
==============================================================================

HEALTH CARE SERVICES-3.16%

Accredo Health, Inc.(a)                               336,600       10,639,926
------------------------------------------------------------------------------
Advisory Board Co. (The)(a)                           226,000        7,889,660
------------------------------------------------------------------------------
Covance Inc.(a)                                       284,800        7,632,640
------------------------------------------------------------------------------
DaVita, Inc.(a)                                       166,200        6,481,800
------------------------------------------------------------------------------
eResearch Technology, Inc.(a)                         236,600        6,014,372
------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                             233,100       10,163,160
------------------------------------------------------------------------------
PDI Inc.(a)                                           251,701        6,748,104
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                      112,700        6,208,643
==============================================================================
                                                                    61,778,305
==============================================================================

HEALTH CARE SUPPLIES-0.56%

Fisher Scientific International Inc.(a)               133,700        5,531,169
------------------------------------------------------------------------------
ICU Medical, Inc.(a)                                  155,400        5,327,112
==============================================================================
                                                                    10,858,281
==============================================================================

HOME ENTERTAINMENT SOFTWARE-0.68%

Activision, Inc.(a)                                   453,100        8,246,420
------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)                176,200        5,076,322
==============================================================================
                                                                    13,322,742
==============================================================================

HOMEBUILDING-0.29%

Toll Brothers, Inc.(a)                                144,100        5,729,416
==============================================================================

HOTELS, RESORTS & CRUISE LINES-0.35%

Kerzner International Ltd. (Bahamas)(a)               173,100        6,743,976
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-2.77%

aQuantive, Inc.(a)                                    621,500   $    6,370,375
------------------------------------------------------------------------------
CNET Networks, Inc.(a)                                621,500        4,238,630
------------------------------------------------------------------------------
Digital Insight Corp.(a)                              284,800        7,091,520
------------------------------------------------------------------------------
DoubleClick Inc.(a)                                   571,100        5,836,642
------------------------------------------------------------------------------
Internet Security Systems, Inc.(a)                    392,700        7,394,541
------------------------------------------------------------------------------
Interwoven, Inc.(a)                                   400,000        5,056,000
------------------------------------------------------------------------------
Netease.com Inc.-ADR (Cayman Islands)(a)              103,600        3,822,840
------------------------------------------------------------------------------
Netegrity, Inc.(a)                                    621,500        6,407,665
------------------------------------------------------------------------------
Websense, Inc.(a)                                     269,200        7,871,408
==============================================================================
                                                                    54,089,621
==============================================================================

INVESTMENT BANKING & BROKERAGE-0.67%

Jefferies Group, Inc.                                 233,100        7,696,962
------------------------------------------------------------------------------
Knight Trading Group, Inc.(a)                         361,400        5,290,896
==============================================================================
                                                                    12,987,858
==============================================================================

INVESTMENT COMPANIES -- EXCHANGE TRADED
  FUNDS-0.34%

iShares Nasdaq Biotechnology Index Fund(a)             91,100        6,554,645
==============================================================================

IT CONSULTING & OTHER SERVICES-1.64%

Anteon International Corp.(a)                         233,100        8,403,255
------------------------------------------------------------------------------
CACI International Inc.-Class A(a)                    169,000        8,216,780
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)               203,800        9,301,432
------------------------------------------------------------------------------
Forrester Research, Inc.(a)                           336,600        6,015,042
==============================================================================
                                                                    31,936,509
==============================================================================

LEISURE PRODUCTS-0.71%

Leapfrog Enterprises, Inc.-Class A(a)                 181,200        4,807,236
------------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                           312,100        9,085,231
==============================================================================
                                                                    13,892,467
==============================================================================

MOVIES & ENTERTAINMENT-0.69%

Imax Corp. (Canada)(a)                                805,500        6,371,505
------------------------------------------------------------------------------
Pixar, Inc.(a)(b)                                     103,700        7,185,373
==============================================================================
                                                                    13,556,878
==============================================================================

MULTI-LINE INSURANCE-0.38%

HCC Insurance Holdings, Inc.                          230,300        7,323,540
==============================================================================

OIL & GAS DRILLING-1.01%

Grey Wolf, Inc.(a)                                  1,346,600        5,036,284
------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                         229,300        7,548,556
------------------------------------------------------------------------------
Pride International, Inc.(a)                          377,400        7,034,736
==============================================================================
                                                                    19,619,576
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-3.04%

Cal Dive International, Inc.(a)                       504,600   $   12,165,906
------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                             388,400        9,049,720
------------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                            353,600        4,950,400
------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                          621,500        6,407,665
------------------------------------------------------------------------------
National-Oilwell, Inc.(a)                             336,600        7,526,376
------------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                           238,200        5,773,968
------------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)               246,500        6,448,440
------------------------------------------------------------------------------
Varco International, Inc.(a)                          336,600        6,944,058
==============================================================================
                                                                    59,266,533
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.23%

Chesapeake Energy Corp.                               500,000        6,790,000
------------------------------------------------------------------------------
Evergreen Resources, Inc.(a)                          233,100        7,578,081
------------------------------------------------------------------------------
Newfield Exploration Co.(a)                           171,400        7,634,156
------------------------------------------------------------------------------
Quicksilver Resources Inc.(a)                         207,100        6,689,330
------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                          302,100        9,748,767
------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                     210,000        5,170,200
==============================================================================
                                                                    43,610,534
==============================================================================

PACKAGED FOODS & MEATS-0.26%

SunOpta Inc. (Canada)(a)                              543,800        5,019,274
==============================================================================

PERSONAL PRODUCTS-0.42%

NBTY, Inc.(a)                                         302,100        8,114,406
==============================================================================

PHARMACEUTICALS-2.45%

aaiPharma Inc.(a)                                     455,500       11,442,160
------------------------------------------------------------------------------
American Pharmaceutical Partners, Inc.(a)             251,700        8,457,120
------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                  160,500       11,443,650
------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                        226,500        5,134,755
------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                         176,600       11,390,700
==============================================================================
                                                                    47,868,385
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.57%

Navigators Group, Inc. (The)(a)                       181,200        5,593,644
------------------------------------------------------------------------------
ProAssurance Corp.(a)                                 171,000        5,497,650
==============================================================================
                                                                    11,091,294
==============================================================================

PUBLISHING-0.66%

Getty Images, Inc.(a)                                 258,300       12,948,579
==============================================================================

REGIONAL BANKS-2.67%

East West Bancorp, Inc.                               181,200        9,726,816
------------------------------------------------------------------------------
Greater Bay Bancorp                                   201,400        5,735,872
------------------------------------------------------------------------------
PrivateBancorp, Inc.                                  145,000        6,600,400
------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                           258,400        5,819,168
------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Silicon Valley Bancshares(a)                          233,100   $    8,407,917
------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.                     184,950        7,185,307
------------------------------------------------------------------------------
UCBH Holdings, Inc.                                   224,000        8,729,280
==============================================================================
                                                                    52,204,760
==============================================================================

RESTAURANTS-2.24%

Krispy Kreme Doughnuts, Inc.(a)                       135,800        4,970,280
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                    233,500       11,880,480
------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                           217,100        8,581,963
------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)               414,300       10,125,492
------------------------------------------------------------------------------
Sonic Corp.(a)                                        269,450        8,250,559
==============================================================================
                                                                    43,808,774
==============================================================================

SEMICONDUCTOR EQUIPMENT-3.78%

ASE Test Ltd. (Taiwan)(a)                             673,300       10,079,301
------------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                           491,900        8,534,465
------------------------------------------------------------------------------
Cymer, Inc.(a)                                        233,100       10,766,889
------------------------------------------------------------------------------
Entegris Inc.(a)                                      569,700        7,320,645
------------------------------------------------------------------------------
FEI Co.(a)                                            362,500        8,156,250
------------------------------------------------------------------------------
Mykrolis Corp.(a)                                     691,500       11,119,320
------------------------------------------------------------------------------
Ultratech, Inc.(a)                                    226,500        6,652,305
------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                             257,500       11,250,175
==============================================================================
                                                                    73,879,350
==============================================================================

SEMICONDUCTORS-5.83%

Actel Corp.(a)                                        342,000        8,242,200
------------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                            1,243,000        9,434,370
------------------------------------------------------------------------------
Exar Corp.(a)                                         362,500        6,191,500
------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                   344,500        9,814,805
------------------------------------------------------------------------------
Intersil Corp.-Class A                                211,800        5,263,230
------------------------------------------------------------------------------
Micrel, Inc.(a)                                       402,700        6,274,066
------------------------------------------------------------------------------
Microsemi Corp.(a)                                    229,300        5,636,194
------------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                                    258,200        6,003,150
------------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                         443,400        9,932,160
------------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                      155,400        8,585,850
------------------------------------------------------------------------------
Pixelworks, Inc.(a)                                   503,400        5,557,536
------------------------------------------------------------------------------
Power Integrations, Inc.(a)                           176,200        5,895,652
------------------------------------------------------------------------------
Semtech Corp.(a)                                      372,400        8,464,652
------------------------------------------------------------------------------
Skyworks Solutions, Inc.(a)                           704,800        6,131,760
------------------------------------------------------------------------------
Xicor, Inc.(a)                                        673,300        7,635,222
------------------------------------------------------------------------------
Zoran Corp.(a)                                        276,900        4,815,291
==============================================================================
                                                                   113,877,638
==============================================================================

SPECIALIZED FINANCE-0.40%

eSpeed, Inc.-Class A(a)                               336,600        7,879,806
==============================================================================

                                                                    MARKET
                                                   SHARES           VALUE
------------------------------------------------------------------------------

SPECIALTY STORES-2.44%

Bombay Co., Inc. (The)(a)                             654,500   $    5,327,630
------------------------------------------------------------------------------
CarMax, Inc.(a)                                       254,700        7,877,871
------------------------------------------------------------------------------
Claire's Stores, Inc.                                 322,200        6,070,248
------------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                      402,700        5,537,125
------------------------------------------------------------------------------
Select Comfort Corp.(a)                               321,100        7,950,436
------------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                     259,000        3,703,700
------------------------------------------------------------------------------
Tractor Supply Co.(a)                                 287,100       11,165,319
==============================================================================
                                                                    47,632,329
==============================================================================

STEEL-0.26%

Gibraltar Steel Corp.                                 201,400        5,065,210
==============================================================================

SYSTEMS SOFTWARE-2.01%

Macrovision Corp.(a)                                  397,300        8,975,007
------------------------------------------------------------------------------
Micromuse Inc.(a)                                     850,000        5,865,000
------------------------------------------------------------------------------
Network Associates, Inc.(a)                           407,600        6,130,304
------------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                                   977,300       18,343,921
==============================================================================
                                                                    39,314,232
==============================================================================

TECHNOLOGY DISTRIBUTORS-0.82%

ScanSource, Inc.(a)                                   171,800        7,837,516
------------------------------------------------------------------------------
Tech Data Corp.(a)                                    207,100        8,219,799
==============================================================================
                                                                    16,057,315
==============================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

Doral Financial Corp. (Puerto Rico)                   172,500        5,568,300
==============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.75%

Fastenal Co.                                          100,700        5,028,958
------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A               352,400        9,691,000
==============================================================================
                                                                    14,719,958
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.31%

Wireless Facilities, Inc.(a)                          402,700   $    5,984,122
==============================================================================
Total Common Stocks & Other Equity Interests
  (Cost $1,311,025,220)                                          1,794,426,145
==============================================================================

                                                 PRINCIPAL          MARKET
                                                   AMOUNT           VALUE
------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.08%

0.87%, 03/18/04 (Cost $1,497,225)(c)           $  1,500,000(d)  $    1,497,075
==============================================================================

                                                   SHARES

MONEY MARKET FUNDS-8.69%

Liquid Assets Portfolio(e)                         84,830,758       84,830,758
------------------------------------------------------------------------------
STIC Prime Portfolio(e)                            84,830,758       84,830,758
==============================================================================
    Total Money Market Funds (Cost
      $169,661,516)                                                169,661,516
==============================================================================
TOTAL INVESTMENTS-100.67% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,482,183,961)                                                1,965,584,736
==============================================================================
INVESTMENTS PURCHASED
  WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-21.62%

Liquid Assets Portfolio(e)(f)                     211,081,067      211,081,067
------------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                        211,081,067      211,081,067
==============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $422,162,134)                                          422,162,134
==============================================================================
TOTAL INVESTMENTS--122.29% (Cost
  $1,904,346,095)                                                2,387,746,870
==============================================================================
OTHER ASSETS LESS LIABILITIES-(22.29%)                            (435,146,550)
==============================================================================
NET ASSETS-100.00%                                              $1,952,600,320
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section E and Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section F and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS:

Investments, at market value (cost
  $1,312,522,445)*                            $1,795,923,220
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $591,823,650)                            591,823,650
------------------------------------------------------------
Cash                                                 595,781
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,878,528
------------------------------------------------------------
  Fund shares sold                                 4,747,556
------------------------------------------------------------
  Dividends                                          308,603
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                    42,550
------------------------------------------------------------
Other assets                                          91,124
============================================================
     Total assets                              2,395,411,012
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            5,938,975
------------------------------------------------------------
  Fund shares reacquired                          12,746,751
------------------------------------------------------------
  Options written, at market value (premiums
     received $330,885)                              169,950
------------------------------------------------------------
  Deferred compensation and retirement plans          57,725
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      422,162,134
------------------------------------------------------------
  Variation margin                                   221,000
------------------------------------------------------------
Accrued advisory fees                                 66,518
------------------------------------------------------------
Accrued distribution fees                            717,705
------------------------------------------------------------
Accrued transfer agent fees                          636,551
------------------------------------------------------------
Accrued operating expenses                            93,383
============================================================
     Total liabilities                           442,810,692
============================================================
Net assets applicable to shares outstanding   $1,952,600,320
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,726,456,474
------------------------------------------------------------
Undistributed net investment income (loss)           (28,833)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and option contracts                          (257,785,077)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts and option
  contracts                                      483,957,756
============================================================
                                              $1,952,600,320
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,602,723,667
____________________________________________________________
============================================================
Class B                                       $  182,700,322
____________________________________________________________
============================================================
Class C                                       $   50,031,250
____________________________________________________________
============================================================
Class R                                       $    9,029,045
____________________________________________________________
============================================================
Institutional Class                           $  108,116,036
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           62,334,951
____________________________________________________________
============================================================
Class B                                            7,563,753
____________________________________________________________
============================================================
Class C                                            2,072,281
____________________________________________________________
============================================================
Class R                                              352,580
____________________________________________________________
============================================================
Institutional Class                                4,172,770
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        25.71
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $25.71 divided by
       94.50%)                                $        27.21
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        24.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        24.14
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        25.61
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        25.91
____________________________________________________________
============================================================

* At December 31, 2003, securities with an aggregate market value of $410,056,289 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,342)          $  1,350,541
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                    2,707,409
--------------------------------------------------------------------------
Interest                                                            16,350
==========================================================================
     Total investment income                                     4,074,300
==========================================================================


EXPENSES:

Advisory fees                                                    9,914,438
--------------------------------------------------------------------------
Administrative services fees                                       365,048
--------------------------------------------------------------------------
Custodian fees                                                     129,745
--------------------------------------------------------------------------
Distribution fees
  Class A                                                        4,048,192
--------------------------------------------------------------------------
  Class B                                                        1,622,604
--------------------------------------------------------------------------
  Class C                                                          444,025
--------------------------------------------------------------------------
  Class R                                                           20,724
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           8,411
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, & R                        3,337,508
--------------------------------------------------------------------------
Trustees' fees                                                      27,107
--------------------------------------------------------------------------
Other                                                              609,934
==========================================================================
     Total expenses                                             20,527,736
==========================================================================
Less: Fees waived and expense offset arrangements               (1,204,975)
==========================================================================
     Net expenses                                               19,322,761
==========================================================================
Net investment income (loss)                                   (15,248,461)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (35,458,036)
--------------------------------------------------------------------------
  Futures contracts                                              4,972,110
--------------------------------------------------------------------------
  Option contracts written                                         779,699
==========================================================================
                                                               (29,706,227)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        527,517,650
--------------------------------------------------------------------------
  Futures contracts                                                715,000
--------------------------------------------------------------------------
  Option contracts written                                         160,935
==========================================================================
                                                               528,393,585
==========================================================================
Net gain from investment securities, futures contracts and
  option contracts                                             498,687,358
==========================================================================
Net increase in net assets resulting from operations          $483,438,897
__________________________________________________________________________
==========================================================================


* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2003 and 2002

                                                                   2003             2002
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (15,248,461)   $ (11,007,154)
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                       (29,706,227)    (146,695,160)
=============================================================================================
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    528,393,585     (184,386,383)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  483,438,897     (342,088,697)
=============================================================================================
Share transactions-net:
  Class A                                                        413,411,002      365,751,498
---------------------------------------------------------------------------------------------
  Class B                                                        (22,623,106)       9,058,506
---------------------------------------------------------------------------------------------
  Class C                                                         (6,128,935)      13,385,434
---------------------------------------------------------------------------------------------
  Class R                                                          6,293,596        1,257,422
---------------------------------------------------------------------------------------------
  Institutional Class                                             89,071,755        2,877,566
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                480,024,312      392,330,426
=============================================================================================
    Net increase in net assets                                   963,463,209       50,241,729
=============================================================================================

NET ASSETS:

  Beginning of year                                              989,137,111      938,895,382
=============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(28,833) and $(14,211) for 2003 and 2002,
    respectively).                                            $1,952,600,320    $ 989,137,111
_____________________________________________________________________________________________
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended December 31, 2003, AIM waived fees of $29,940.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2003, AIM was paid $365,048 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended December 31, 2003, AISI retained $817,166 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the periods the Fund is closed to new investors, AIM Distributors has agreed to waive Class A distribution plan fees equal to 0.10% of the Class A average daily net assets. Pursuant to the Plans, for the year ended December 31, 2003, the Class A, Class B, Class C and Class R shares paid $2,891,566, $1,622,604, $444,025 and $20,724, respectively after AIM Distributors waived Class A plan fees of $1,156,626.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2003, AIM Distributors retained $52,157 in front-end sales commissions from the sale of Class A shares and $21,645, $0, $4,593, and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The table shows the transaction in and earnings from investments in affiliated money market funds for the period December 31, 2003.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                       UNREALIZED
                  MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION      MARKET VALUE      DIVIDEND      REALIZED
                   12/31/2002        AT COST         FROM SALES      (DEPRECIATION)      12/31/2003        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio       $ 54,326,016     $296,547,718    $(266,042,976)        $   --         $ 84,830,758     $  843,745      $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio         54,326,016      296,547,718     (266,042,976)            --           84,830,758        821,146          --
==================================================================================================================================
    Subtotal      $108,652,032     $593,095,436    $(532,085,952)        $   --         $169,661,516     $1,664,891      $   --
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                        UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS        APPRECIATION     MARKET VALUE      DIVIDEND*       REALIZED
                  12/31/2002         AT COST          FROM SALES      (DEPRECIATION)     12/31/2003         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio      $128,448,619     $  315,085,393    $(232,452,945)        $   --        $211,081,067      $  528,479       $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio       128,448,619        317,847,591     (235,215,143)            --         211,081,067         514,039           --
====================================================================================================================================
    Subtotal     $256,897,238     $  632,932,984    $(467,668,088)        $   --        $422,162,134      $1,042,518       $   --
====================================================================================================================================

    Total        $365,549,270     $1,226,028,420    $(999,754,040)        $   --        $591,823,650      $2,707,409       $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $2,782,250.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under offset arrangements are comprised of transfer agency credits resulting from Demand Deposit Account (DDA) balances in transfer agency clearing accounts and custodian credits resulting from periodic overnight cash balances at the custodian. For the year ended December 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $16,929 and reductions in custodian fees of $1,480 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $18,409.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    During the year ended December 31, 2003, the Fund paid legal fees of $7,108 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended December 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the credit facility could borrow on a first come, first served basis. The funds which were party to the credit facility were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed credit facility expired May 20, 2003.

    During the year ended December 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving credit facility or the committed credit facility.

    Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2003, securities with an aggregate value of $410,056,289 were on loan to brokers. The loans were secured by cash collateral of $422,162,134 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2003, the Fund received dividends on cash collateral net of fees paid to counterparties of $1,042,518 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Written                                                        13,848      $1,751,694
-------------------------------------------------------------------------------------
Closed                                                         (1,150)       (195,141)
-------------------------------------------------------------------------------------
Exercised                                                      (5,000)       (616,311)
-------------------------------------------------------------------------------------
Expired                                                        (5,268)       (609,357)
=====================================================================================
End of year                                                     2,430      $  330,885
_____________________________________________________________________________________
=====================================================================================

                                     OPEN OPTIONS WRITTEN AT PERIOD END DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
CALLS
NVIDIA Corp.                                          Jan-04     $22.5         750      $ 76,496     $ 99,375       $(22,879)
-------------------------------------------------------------------------------------------------------------------------------
Pixar, Inc.                                           Jan-04      75.0         180        19,668        4,950         14,718
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.                                         Jan-04      20.0         500        31,498       23,750          7,748
-------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                         Jan-04      65.0         250        67,997       32,500         35,497
-------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                         Jan-04      75.0         750       135,226        9,375        125,851
===============================================================================================================================
                                                                             2,430      $330,885     $169,950       $160,935
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--FUTURES CONTRACTS

On December 31, 2003, $1,017,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                   OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------
                        NO. OF       MONTH/        MARKET       UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT       VALUE      APPRECIATION
---------------------------------------------------------------------------
Russell 2000 Index        65       Mar-04/Long   $18,109,000     $396,045
___________________________________________________________________________
===========================================================================

NOTE 10--TAX COMPONENTS OF NET ASSETS

Distributions of Shareholders:

There were no ordinary or long-term capital gain distributions paid during the years ended December 31, 2003 and 2002.

Tax Components of Net Assets:

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments        $  476,813,323
------------------------------------------------------------
Temporary book/tax differences                       (28,833)
------------------------------------------------------------
Capital loss carryforward                       (250,640,644)
------------------------------------------------------------
Shares of beneficial interest                  1,726,456,474
============================================================
Total net assets                              $1,952,600,320
____________________________________________________________
============================================================


The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts. Included in unrealized appreciation is appreciation on option contracts written in the amount of $160,935.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 68,295,841
----------------------------------------------------------
December 31, 2010                              142,317,867
----------------------------------------------------------
December 31, 2011                               40,026,936
==========================================================
Total capital loss carryforward               $250,640,644
__________________________________________________________
==========================================================

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2003 was $840,815,644 and $403,837,144, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $511,053,628
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (34,401,240)
===========================================================
Net unrealized appreciation of investment
  securities                                   $476,652,388
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,911,094,482.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2003, undistributed net investment income was increased by $15,233,839 and shares of beneficial interest decreased by $15,233,839. This reclassification had no effect on the net assets of the Fund.


NOTE 13--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the years ended December 31, 2003 and 2002 were as follows:

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      44,350,453    $956,041,602     31,251,216    $673,450,471
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         539,006      10,928,150      2,742,366      62,377,993
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         417,319       8,478,871      1,431,329      32,124,408
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        327,479       7,328,256         77,652       1,386,762
------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                         4,738,755     105,874,188        168,960       3,138,624
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         198,401       4,346,224        238,309       5,287,422
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (210,505)     (4,346,224)      (250,272)     (5,287,422)
========================================================================================================================
Reacquired:
  Class A                                                     (25,018,347)   (546,976,824)   (15,143,035)   (312,986,395)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,490,295)    (29,205,032)    (2,464,023)    (48,032,065)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (730,852)    (14,607,806)      (959,396)    (18,738,974)
------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (45,477)     (1,034,660)        (7,074)       (129,340)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                          (720,702)    (16,802,433)       (14,243)       (261,058)
========================================================================================================================
                                                               22,355,235    $480,024,312     17,071,789    $392,330,426
________________________________________________________________________________________________________________________
========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                         ---------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                            2003            2002            2001            2000        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    18.47       $   25.67       $   29.81       $  31.87    $  17.03
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.21)(a)       (0.19)(a)       (0.18)(a)      (0.13)      (0.09)(a)
==============================================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                7.45           (7.01)          (3.93)         (0.12)      15.47
==============================================================================================================================
    Total from investment operations                           7.24           (7.20)          (4.11)         (0.25)      15.38
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                          --              --           (0.03)         (1.81)      (0.54)
==============================================================================================================================
Net asset value, end of period                           $    25.71       $   18.47       $   25.67       $  29.81    $  31.87
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                               39.20%         (28.05)%        (13.79)%        (0.74)%     90.64%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $1,602,724       $ 790,700       $ 679,104       $566,458    $428,378
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             1.27%(c)        1.35%           1.31%          1.13%       1.54%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.37%(c)        1.43%           1.39%          1.23%       1.54%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.98)%(c)      (0.91)%         (0.70)%        (0.40)%     (0.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                          32%             22%             37%            62%         56%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average net assets of $1,156,626,410.


                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2003           2002            2001           2000        1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  17.49       $   24.48       $   28.64      $  30.92    $  16.64
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.35)(a)       (0.33)(a)       (0.35)(a)     (0.40)      (0.24)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   7.01           (6.66)          (3.78)        (0.07)      15.06
================================================================================================================================
    Total from investment operations                              6.66           (6.99)          (4.13)        (0.47)      14.82
================================================================================================================================
Less distributions:
  Distributions from net realized gains                             --              --           (0.03)        (1.81)      (0.54)
================================================================================================================================
Net asset value, end of period                                $  24.15       $   17.49       $   24.48      $  28.64    $  30.92
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  38.08%         (28.55)%        (14.42)%       (1.48)%     89.40%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $182,700       $ 152,577       $ 212,958      $231,293    $240,150
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.02%(c)        2.08%           2.03%         1.88%       2.19%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.02%(c)        2.08%           2.04%         1.88%       2.19%
================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.73)%(c)      (1.64)%         (1.43)%       (1.15)%     (1.03)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                             32%             22%             37%           62%         56%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $162,260,353.


                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                            MAY 3, 1999
                                                                   YEAR ENDED DECEMBER 31,                 (DATE SALES COMMENCED)
                                                      -------------------------------------------------    TO DECEMBER 31,
                                                       2003          2002          2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 17.48       $ 24.47       $ 28.63       $ 30.91           $ 19.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.35)(a)     (0.33)(a)     (0.35)(a)     (0.39)            (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      7.01         (6.66)        (3.78)        (0.08)            12.59
=================================================================================================================================
    Total from investment operations                     6.66         (6.99)        (4.13)        (0.47)            12.42
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                    --            --         (0.03)        (1.81)            (0.54)
=================================================================================================================================
Net asset value, end of period                        $ 24.14       $ 17.48       $ 24.47       $ 28.63           $ 30.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         38.10%       (28.57)%      (14.43)%       (1.48)%           65.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $50,031       $41,693       $46,833       $41,738           $40,530
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       2.02%(c)      2.08%         2.03%         1.88%             2.19%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    2.02%(c)      2.08%         2.04%         1.88%             2.19%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.73)%(c)    (1.64)%       (1.43)%       (1.15)%           (1.03)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 32%           22%           37%           62%               56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $44,402,510.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                               CLASS R
                                                              -----------------------------------------
                                                                                  JUNE 3, 2002
                                                              YEAR ENDED         (DATE SALES COMMENCED)
                                                              DECEMBER 31,       TO DECEMBER 31,
                                                                2003                  2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 18.44                 $ 22.64
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.28)(a)               (0.13)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    7.45                   (4.07)
=======================================================================================================
  Total from investment operations                                 7.17                   (4.20)
=======================================================================================================
Net asset value, end of period                                  $ 25.61                 $ 18.44
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                   38.88%                 (18.55)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 9,029                 $ 1,301
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                            1.52%(c)                1.61%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets       (1.23)%(c)              (1.17)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                           32%                     22%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,144,790.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL
                                                              -----------------------------------------
                                                                                     MARCH 15, 2002
                                                               YEAR ENDED        (DATE SALES COMMENCED)
                                                              DECEMBER 31,          TO DECEMBER 31,
                                                                  2003                    2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  18.53                $  24.61
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.12)(a)               (0.07)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     7.50                   (6.01)
=======================================================================================================
    Total from investment operations                                7.38                   (6.08)
=======================================================================================================
Net asset value, end of period                                  $  25.91                $  18.53
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    39.83%                 (24.71)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $108,116                $  2,866
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                             0.80%(c)                0.89%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets        (0.51)%(c)              (0.45)%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                            32%                     22%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $45,816,053.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

AIM was named as a defendant in a case filed in the United District Court for the Southern District of Texas on December 10, 2003. Plaintiff, Lawrence Zucker, On Behalf of AIM Small Cap Growth Fund/A, AIM Small Cap Growth Fund/B, AIM Small Cap Growth Fund/C and AIM Limited Maturity Treasury Fund, alleges violation of
Section 36(b) of the Investment Company Act and breach of fiduciary duty stemming from 12b-1 marketing and distribution fees charged to funds that maintained a limited closing to the general public. AIM has retained counsel and will raise what is believed to be valid defenses. AIM intends to defend them vigorously. At this time AIM is unable to determine the impact these proceedings will have on the Fund's or AIM's financial position and results of operation, if any.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. IFG continues to serve as the investment advisor to INVESCO Variable Investment Funds, Inc. ("IVIF"). On November 25, 2003, AIM succeeded IFG as the investment advisor to the INVESCO Funds other than IVIF.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

A.  Regulatory Inquiries and Actions

  1.  IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief, civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. IFG has also received more limited inquiries concerning related matters from the United States Department of Labor, NASD, Inc., and the SEC. IFG is providing full cooperation with respect to these inquiries.

  2.  AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing, and related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC and the Massachusetts Secretary of the Commonwealth. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, and the Office of the Secretary of State for West Virginia. AIM has also received more limited inquiries from the SEC and NASD, Inc. concerning specific funds, entities and/or individuals, none of which directly bears upon the Fund. AIM is providing full cooperation with respect to these inquiries.

  3.  AMVESCAP Response

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP recently found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company including the Fund. The Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

B.  Private Actions

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc., the parent of AIM, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham). The allegations in the majority of the lawsuits are substantially similar to the allegations in the regulatory complaints against IFG described above. Certain other lawsuits allege that certain AIM and INVESCO Funds inadequately employed fair value pricing. Such lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and (iv) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements with AIM; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. At a hearing before the Judicial Panel on Multidistrict Litigation concerning the most efficient way to manage the numerous lawsuits alleging market timing in mutual funds throughout the industry, IFG and AIM supported transfer of all cases pending against them to one district for consolidated proceedings. The Panel has not issued a ruling.

  Additional lawsuits or regulatory actions arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Fund, IFG, AIM, AMVESCAP and related entities and individuals in the future.

  As a result of these developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

                                     PART C
                                OTHER INFORMATION

Item 23.               Exhibits

a   (1)          -     (a) Amended and Restated Agreement and Declaration of
                       Trust of Registrant, dated May 15, 2002.(9)

                 - (b) Amendment No. 1, dated May 15, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(9)

                 - (c) Amendment No. 2, dated September 23, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(10)

                 - (d) Amendment No. 3, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(11)

                 - (e) Amendment No. 4, dated July 30, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(11)

                 - (f) Amendment No. 5, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(12)

                 - (g) Amendment No. 6, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(12)

b                -     Amended and Restated By-Laws of Registrant, adopted
                       effective May 15, 2002.(9)

c                -     Articles II, VI, VII, VIII and IX of Registrant's Amended
                       and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(9)

d   (1)          -     (a) Master Investment Advisory Agreement, dated June 5,
                       2000, between the Registrant and A I M Advisors, Inc.(6)

                 - (b) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

                 - (c) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)

                 - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

                 - (e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

                 - (f) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(12)

                 - (g) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)



                       (h) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)


e   (1)          -     (a) Amended and Restated Master Distribution Agreement,
                       dated as of August 18, 2003, between Registrant (all classes of shares except Class B shares) and A I M
                       Distributors, Inc.(12)

                 - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc..(12)

                 - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)

                 - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)

                 - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(12)


                 - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of January 6, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.. (13)



                 - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement dated as of March 31, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(13)



                 - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement dated as of April 30, 2004, between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc. (13)


    (2)          -     (a) Amended and Restated Master Distribution Agreement,
                       dated as of August 18, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 1, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 3, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)

                 - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (Class B shares) and A I M Distributors, Inc.(12)


                 - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement, dated as of March 31, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(13)



                 - (j) Amendment No. 9 to the Amended and Restated Master Distribution Agreement, dated as of April 30, 2004, between Registrant (Class B shares) and A I M Distributors, Inc.(13)


    (3)          -     Form of Selected Dealer Agreement for Investment
                       Companies Managed by A I M Advisors, Inc.(6)

    (4)          -     Form of Bank Selling Group Agreement between A I M
                       Distributors, Inc. and banks.(3)

f   (1)          -     AIM Funds Retirement Plan for Eligible
                       Directors/Trustees, as restated October 1, 2001.(7)

    (2)          -     Form of AIM Funds Director Deferred Compensation
                       Agreement for Registrant's Non-Affiliated Directors, as amended September 26, 2002.(10)

g   (1)          -     (a) Master Custodian Contract, dated May 1, 2000, between
                       State Street Bank and Trust Company and Registrant.(6)

                 - (b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)

                 - (c) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(7)

                 - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(8)

    (2)          -     (a) Subcustodian Agreement, dated September 9, 1994,
                       among the Registrant, Texas Commerce Bank National
                       Association, State Street Bank and Trust Company and
                       A I M Fund Services, Inc.(7)

                 - (b) Amendment No 1, dated October 2, 1998, to Subcustodian Agreement among the Registrant, Texas Commerce Bank National Association now known as Chase Bank of Texas, N.A., State Street Bank and Trust Company and A I M Fund Services, Inc.(7)

                 - (c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement among the Registrant, JP Morgan Chase Bank (formerly Chase Bank of Texas, N.A., and formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc.(10)

    (3)          -     Subcustodian Agreement, dated January 20, 1993, between
                       State Street Bank and Trust Company and The Bank of New
                       York.(7)


    (4)          -     Foreign Assets Delegation Agreement, dated May 31, 2002,
                       between Registrant and A I M Advisors, Inc.(7)



h   (1)          -     (a) Transfer Agency and Service Agreement between
                       Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.), dated September 8,
                       1998.(3)



                 - (b) Amendment No. 1, dated May 3, 1999, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(4)



                 - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(5)



                 - (d) Amendment No. 3, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(5)



                 - (e) Amendment No. 4, dated February 11, 2000, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(5)



                 - (f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(6)



                 - (g) Amendment No. 6, dated March 4, 2002, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(8)



                 - (h) Amendment No. 7, dated May 14, 2003, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(11)



                 - (i) Amendment No. 8, dated June 11, 2003, to the Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc. (formerly known as AIM Fund Services, Inc.)(11)


    (2)          -     (a) Master Administrative Services Agreement, dated June
                       5, 2000, between Registrant and A I M Advisors, Inc.(6)

                 - (b) Amendment No. 1, dated September 11, 2000, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(6)

                 - (c) Amendment No. 2, dated September 1, 2001, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(7)

                 - (d) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(10)

                 - (e) Amendment No. 4, dated September 23, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(10)


                 - (f) Amendment No. 5, dated November 4, 2003, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(13)



                       (g) Amendment No. 6, dated March 31, 2004 to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(13)



                       (h) Amendment No. 7, dated April 30, 2004, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(13)


    (3)          -     (a) Memorandum of Agreement, dated June 5, 2000, between
                       Registrant and A I M Advisors, Inc. regarding securities lending with respect to all Funds.(6)

                 - (b) Memorandum of Agreement, dated June 1, 2003, between Registrant and A I M Funds Services, Inc. regarding expenses limitations with respect to all Funds.(11)


                       (c) Memorandum of Agreement, dated November 4, 2003, between Registrant and A I M Advisors, Inc., with respect to AIM Global Trends Fund (now known as AIM Global Equity
                       Fund).(13)



                       (d) Memorandum of Agreement, dated April 30, 2004, between Registrant and A I M Advisors, Inc. regarding expense limitations with respect to AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund.(13)


    (4)          -     Interfund Loan Agreement, dated September 18, 2001,
                       between Registrant and A I M Advisors, Inc.(7)


    (5)          -     Agreement and Plan of Reorganization, dated July 30,
                       2003, between Registrant and AIM Series Trust, a Delaware statutory trust, previously filed with the Proxy
                       Statement of AIM Series Trust on August 1, 2003, is hereby incorporated by reference.



    (6)          -     Expense Reimbursement Agreement, dated June 30, 2003,
                       between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(13)



i                -     None



j   (1)          -     Consent of PricewaterhouseCoopers LLP(13)



j   (2)          -     Consent of Ballard Spahr Andrews & Ingersoll, LLP.(13)


k                -     Omitted Financial Statements - None.


l                -     Initial Capital Agreement for AIM Aggressive Allocation
                       Fund, AIM Conservative Allocation Fund and AIM Moderate
                       Allocation Fund.(13)
m   (1)          -     (a) Amended and Restated Master Distribution Plan dated
                       as of August 18, 2003, between Registrant (Class A
                       Shares) and A I M Distributors, Inc.(12)

                 - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)

                 - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)

                 - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)

                 - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(12)


                 - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(13)



                       (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(13)


    (2)          -     (a) Amended and Restated Master Distribution Plan dated
                       as of August 18, 2003, between Registrant (Class B
                       Shares) and A I M Distributors, Inc.(12)

                 - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)

                 - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)

                 - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)

                 - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(12)


                 - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(13)

                       (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.(13)


    (3)          -     (a) Amended and Restated Master Distribution Plan dated
                       as of August 18, 2003, between Registrant (Class C
                       Shares) and A I M Distributors, Inc.(12)

                 - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)

                 - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)

                 - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)

                 - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(12)


                 - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(13)



                       (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(13)


    (4)          -     (a) Amended and Restated Master Distribution Plan dated
                       as of August 18, 2003, between Registrant (Class R
                       Shares) and A I M Distributors, Inc.(12)

                 - (b) Amendment No. 1, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)

                 - (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)

                 - (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(12)


                 - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(13)


    (5)          -     Form of Master Related Agreement to Amended and Restated
                       Master Distribution Plan (Class A Shares).(11)

    (6) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class C Shares).(11)

    (7) Form of Master Related Agreement to Amended and Restated Master Distribution Plan (Class R Shares).(11)

    (8)          -     Form of Shareholder Service Agreement to be used in
                       connection with Registrant's Distribution Plans.(6)

    (9)          -     Form of Bank Shareholder Service Agreement to be used in
                       connection with Registrant's Distribution Plans.(6)

    (10)         -     Form of Variable Group Annuity Contractholder Service
                       Agreement.(6)

    (11)         -     Form of Agency Pricing Agreement (for Class A Shares) to
                       be used in connection with Registrant's Master
                       Distribution Plans.(10)

    (12)         -     Forms of Shareholder Service Agreements for Bank Trust
                       Department and for Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution
                       Plans.(6)

    (13)         -     Form of Shareholder Service Agreement for Shares of the
                       Mutual Funds to be used in connection with Registrant's
                       Master Distribution Plan.(6)


n   (1)          -     (a) Fourth Amended and Restated Multiple Class Plan of
                       The AIM Family of Funds--Registered Trademark--, effective December 12, 2001, as amended and restated
                       March 4, 2002, as amended and restated October 31, 2002, as further amended and restated effective July 21, 2003 and as further amended and restated effective August 18, 2003.(11)


o                -     Reserved.

p   (1)          -     A I M Management Group Inc. Code of Ethics, adopted May
                       1, 1981, as last amended June 10, 2003, relating to A I M
                       Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(11)

    (2)          -     Code of Ethics of AIM Growth Series, effective as of
                       September 28, 2000.(6)

----------

    (1)          Incorporated by reference to PEA No. 43, filed on June 1, 1998.

    (2)          Incorporated by reference to PEA No. 45, filed on August 26,
                 1998.

    (3)          Incorporated by reference to PEA No. 46, filed on February 12,
                 1999.

    (4)          Incorporated by reference to PEA No. 47, filed on April 14,
                 1999.

    (5)          Incorporated by reference to PEA No. 48, filed on April 28,
                 2000.

    (6)          Incorporated by reference to PEA No. 49, filed on April 24,
                 2001.

    (7)          Incorporated by reference to PEA No. 50, filed on December 28,
                 2001.

    (8)          Incorporated by reference to PEA No. 51, filed on April 26,
                 2002.

    (9)          Incorporated by reference to PEA No. 52, filed on April 24,
                 2003.

    (10)         Incorporated by reference to PEA No. 53, filed on April 24,
                 2003.

    (11)         Incorporated by reference to PEA No. 54, filed on August 28,
                 2003.


    (12)         Incorporated by reference to PEA No. 55, filed on February 13,
                 2004.



    (13)         Filed herewith electronically.

Item 24.               Persons Controlled by or Under Common Control With the
                       Fund

                 None.

Item 25.               Indemnification

                 The Registrant's Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

                 A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

                 Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by final adjudication of such issue.

Item 26.               Business and Other Connections of Investment Advisor

                 The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27.               Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                 AIM Combination Stock & Bond Funds                   AIM Investment Securities Funds
                 AIM Counselor Series Trust                           AIM Sector Funds
                 AIM Equity Funds                                     AIM Special Opportunities Funds
                 AIM Floating Rate Fund                               AIM Stock Funds
                 AIM Funds Group                                      AIM Summit Fund
                 AIM International Mutual Funds                       AIM Tax-Exempt Funds
                 AIM Investment Funds                                 AIM Variable Insurance Funds

(b)


 Name and Principal Business                Positions and Offices with           Positions and Offices with
         Address*                                  Underwriter                              Fund
 ---------------------------                --------------------------           --------------------------

Gene L. Needles                          Chairman, Director, President, &       None
                                         Chief Executive Officer

Mark H. Williamson                       Director                               Trustee & Executive Vice President

John S. Cooper                           Executive Vice President               None

Marilyn M. Miller                        Executive Vice President               None

James L. Salners                         Executive Vice President               None

James E. Stueve                          Executive Vice President               None

Raymond R. Cunningham                    Senior Vice President                  None

Glenda A. Dayton                         Senior Vice President                  None

Ivy B. McLemore                          Senior Vice President                  None

David J. Nardecchia                      Senior Vice President                  None

Margaret A. Vinson                       Senior Vice President                  None

Gary K. Wendler                          Senior Vice President                  None

Stephen H. Bitteker                      First Vice President                   None

Kevin M. Carome                          Vice President                         Senior Vice President, Secretary & Chief Legal
                                                                                Officer

Mary A. Corcoran                         Vice President                         None

 Name and Principal Business                Positions and Offices with           Positions and Offices with
         Address*                                  Underwriter                              Fund
 ---------------------------                --------------------------           --------------------------

Rhonda Dixon-Gonner                      Vice President                         None

Dawn M. Hawley                           Vice President & Treasurer             None

Ofelia M. Mayo                           Vice President, General Counsel &      Assistant Secretary
                                         Assistant Secretary

Kim T. McAuliffe                         Vice President                         None

Linda L. Warriner                        Vice President                         None

Norman W. Woodson                        Vice President                         None

Rebecca Starling-Klatt                   Chief Compliance Officer & Assistant   None
                                         Vice President

Kathleen J. Pflueger                     Secretary                              Assistant Secretary


----------

*                11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)              Not applicable

Item 28.               Location of Accounts and Records

                 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                 Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, AIM Investment Services, Inc. (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.               Management Services

                 None.

Item 30.               Undertakings

                 None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of April, 2004.

                                    REGISTRANT: AIM GROWTH SERIES

                                            By: /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

             /s/ ROBERT H. GRAHAM                           Chairman, Trustee & President            April 27, 2004
         -----------------------------                      (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                       April 27, 2004
         -----------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                       April 27, 2004
         -----------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                       April 27, 2004
         -----------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                                   Trustee                       April 27, 2004
         -----------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                       April 27, 2004
         -----------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                       April 27, 2004
         -----------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                       April 27, 2004
         -----------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                       April 27, 2004
         -----------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                       April 27, 2004
         -----------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                       April 27, 2004
         -----------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                       April 27, 2004
         -----------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                       April 27, 2004
         -----------------------------
               (Ruth H. Quigley)


              /s/ Louis S. Sklar*                                      Trustee                       April 27, 2004
         -----------------------------
               (Louis S. Sklar)

              /s/ Larry Soll*                                          Trustee                       April 27, 2004
         -----------------------------
                (Larry Soll)

              /s/ Mark H. Williamson*                                 Trustee &                      April 27, 2004
         -----------------------------                        Executive Vice President
             (Mark H. Williamson)

                                                             Vice President & Treasurer              April 27, 2004
            /s/ SIDNEY M. DILGREN                             (Principal Financial and
         -----------------------------                           Accounting Officer)
              (Sidney M. Dilgren)

  *By    /s/ ROBERT H. GRAHAM
         -----------------------------
                Robert H. Graham
                Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant (with the exception of Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll) have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and original Powers of Attorney for Bob R. Baker, James T. Bunch, Gerald J. Lewis and Larry Soll have been filed with the Securities and Exchange Commission with the Registration Statement of INVESCO Variable Investment Funds, Inc. on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                      INDEX

Exhibit
Number                   Description
-------                  -----------

d(1)(g)                  Amendment No. 6, dated March 31, 2004, to the Master
                         Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

d(1)(h)                  Amendment No. 7, dated April 30, 2004, to the Master
                         Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

e(1)(g)                  Amendment No. 6 to the Amended and Restated Master
                         Distribution Agreement, dated as of January 6, 2004, between Registrant (all classes of shares except Class
                         B shares) and A I M Distributors, Inc.

e(1)(h)                  Amendment No. 7 to the Amended and Restated Master
                         Distribution Agreement, dated as of March 31, 2004, between Registrant (all classes of shares except Class
                         B shares) and A I M Distributors, Inc.

e(1)(i)                  Amendment No. 8 to the Amended and Restated Master
                         Distribution Agreement dated as of April 30, 2004, between Registrant (all classes of shares except Class
                         B shares) and A I M Distributors, Inc.

e(2)(i)                  Amendment No. 8 to the Amended and Restated Master
                         Distribution Agreement, dated as of March 31, 2004, between Registrant (Class B shares) and A I M
                         Distributors, Inc.

e(2)(j)                  Amendment No. 9 to the Amended and Restated Master
                         Distribution Agreement, dated as of April 30, 2004, between Registrant (Class B shares) and A I M
                         Distributors, Inc.

h(2)(g)                  Amendment No. 6, dated March 31, 2004, to the Master
                         Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

h(2)(h)                  Amendment No. 7, dated April 30, 2004, to the Master
                         Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

h(3)(c) Memorandum of Agreement, dated November 4, 2003, between Registrant and A I M Advisors, Inc., with respect to AIM Global Trends Fund (now known as AIM
                         Global Equity Fund)

h(3)(d)                  Memorandum of Agreement, dated April 30, 2004, between
                         Registrant and A I M Advisors, Inc. regarding expense limitations with respect to AIM Aggressive Allocation
                         Fund, AIM Conservative Allocation Fund and AIM Moderate
                         Allocation Fund

h(6) Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)

j(1)                     Consent of PricewaterhouseCoopers LLP

j(2)                     Consent of Ballard Spahr Andrews & Ingersoll, LLP

l                        Initial Capital Agreement for AIM Aggressive Allocation
                         Fund, AIM Conservative Allocation Fund and AIM Moderate
                         Allocation Fund

m(1)(g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class A Shares) and A I M Distributors,
                         Inc.

m(1)(h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class A Shares) and A I M Distributors,
                         Inc.

m(2)(g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class B Shares) and A I M Distributors,
                         Inc.

m(2)(h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan (Class B Shares) and A I M Distributors, Inc.

m(3)(g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class C Shares) and A I M Distributors,
                         Inc.

m(3)(h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class C Shares) and A I M Distributors,
                         Inc.

m(4)(e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between
                         Registrant (Class R Shares) and A I M Distributors,
                         Inc.



                                      C-13